    As filed with the Securities and Exchange Commission on April 27, 2005

                                                      Registration No. 33-76334
                                                      Registration No. 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                      [X]
                       Pre-Effective Amendment No.                            [_]
                       Post-Effective Amendment No. 29                        [X]

                         and/or

For Registration Under the Investment Company Act of 1940                     [X]

                    Amendment No. 160                                         [X]
            (check appropriate box or boxes)


                     GE Life & Annuity Separate Account 4
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, zip code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.

                 Vice President and Associate General Counsel

                     GE Life and Annuity Assurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
            Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger American Fund:
  Alger American Growth Portfolio -- Class O Shares
  Alger American Small Capitalization Portfolio -- Class O Shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income Portfolio -- Class B

Federated Insurance Series:
  Federated American Leaders Fund II -- Primary Shares
  Federated Capital Income Fund II
  Federated High Income Bond Fund II* -- Primary Shares


Fidelity(R) Variable Insurance Products Fund:

  VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP Contrafund(R) Portfolio -- Initial Class
  VIP Equity-Income Portfolio -- Initial Class
  VIP Growth Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Initial Class
  VIP Growth Opportunities Portfolio -- Initial Class
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Overseas Portfolio -- Initial Class


Franklin Templeton Variable Insurance Products Trust:


  Templeton Foreign Securities Fund --  Class 1 Shares


  Templeton Global Income Securities Fund --  Class 1 Shares




GE Investments Funds, Inc.:
  Global Income Fund
  Income Fund
  International Equity Fund

  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Growth and Income Fund
  Goldman Sachs Mid Cap Value Fund

 Janus Aspen Series:                    PBHG Insurance Series Fund, Inc.:
   Balanced Portfolio -- Institutional    Liberty Ridge Growth II Portfolio
    Shares                                 (formerly, PBHG Growth II
   Flexible Bond                           Portfolio)
    Portfolio -- Institutional Shares     Liberty Ridge Large Cap Growth
    (formerly, Flexible Income             Portfolio (formerly, PBHG Large
    Portfolio)                             Cap Growth Portfolio)
   Forty Portfolio -- Institutional
    Shares (formerly, Capital           PIMCO Variable Insurance Trust:
    Appreciation Portfolio)               Total Return
   Global Life Sciences                    Portfolio -- Administrative Class
    Portfolio -- Service Shares            Shares
   Global Technology
    Portfolio -- Service Shares         Salomon Brothers Variable Series
   International Growth                 Funds Inc:
    Portfolio -- Institutional Shares     Salomon Brothers Variable Investors
   Large Cap Growth                        Fund -- Class I
    Portfolio -- Institutional Shares     Salomon Brothers Variable Strategic
    (formerly, Growth Portfolio)           Bond Fund* -- Class I
   Mid Cap Growth                         Salomon Brothers Variable Total
    Portfolio -- Institutional Shares      Return Fund -- Class I
   Worldwide Growth
    Portfolio -- Institutional Shares

 MFS(R) Variable Insurance Trust:
   MFS(R) New Discovery
    Series -- Service Class Shares

 Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth
    Fund/VA
   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation
    Fund/VA
   Oppenheimer Core Bond Fund/VA
    (formerly, Oppenheimer Bond
    Fund/VA)
   Oppenheimer High Income Fund/VA*


* These Portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:



                                (800) 352-9910


                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents



                Definitions.................................................  7

                Fee Tables..................................................  9
                   Examples................................................. 10

                Synopsis.................................................... 12

                Condensed Financial Information............................. 16

                Investment Results.......................................... 16

                Financial Statements........................................ 16

                The Company................................................. 17

                The Separate Account........................................ 18
                   The Portfolios........................................... 18
                   Subaccounts.............................................. 19
                   Voting Rights............................................ 26

                The Guarantee Account....................................... 27

                Charges and Other Deductions................................ 29
                   Transaction Expenses..................................... 30
                   Deductions from the Separate Account..................... 32
                   Other Charges............................................ 32

                The Contract................................................ 34
                   Purchase of the Contract................................. 34
                   Ownership................................................ 35
                   Assignment............................................... 36
                   Premium Payments......................................... 36
                   Valuation Day and Valuation Period....................... 37
                   Allocation of Premium Payments........................... 37
                   Valuation of Accumulation Units.......................... 38

                Transfers................................................... 39
                   Transfers Before the Maturity Date....................... 39
                   Transfers From the Guarantee Account to the Subaccounts.. 39
                   Transfers From the Subaccounts to the Guarantee Account.. 39
                   Transfers Among the Subaccounts.......................... 39
                   Telephone/Internet Transactions.......................... 41
                   Confirmation of Transactions............................. 42
                   Special Note on Reliability.............................. 42
                   Transfers by Third Parties............................... 42
                   Special Note on Frequent Transfers....................... 43
                   Dollar Cost Averaging Program............................ 46
                   Portfolio Rebalancing Program............................ 47

               Surrenders and Partial Surrenders............................ 48
                  Surrenders and Partial Surrenders......................... 48
                  Restrictions on Distributions from Certain Contracts...... 49
                  Systematic Withdrawal Program............................. 49

               The Death Benefit............................................ 52
                  Death Benefit at Death of Annuitant Before the Maturity
                    Date.................................................... 52
                  Basic Death Benefit....................................... 52
                  Optional Guaranteed Minimum Death Benefit................. 54
                  Optional Death Benefit.................................... 55
                  Optional Enhanced Death Benefit........................... 56
                  When We Calculate the Death Benefit....................... 58
                  Death of An Owner or Joint Owner Before the Maturity Date. 59
                  Death of Owner, Joint Owner, or Annuitant After Income
                    Payments Begin.......................................... 61

               Income Payments.............................................. 62
                  Optional Payment Plans.................................... 64
                  Variable Income Payments.................................. 65
                  Transfers After the Maturity Date......................... 66

               Federal Tax Matters.......................................... 67
                  Introduction.............................................. 67
                  Taxation of Non-Qualified Contracts....................... 67
                  Section 1035 Exchanges.................................... 71
                  Qualified Retirement Plans................................ 72
                  Federal Income Tax Withholding............................ 77
                  State Income Tax Withholding.............................. 77
                  Tax Status of the Company................................. 77
                  Changes in the Law........................................ 77

               Requesting Payments.......................................... 78

               Distribution of the Contracts................................ 80

               Additional Information....................................... 82
                  Owner Questions........................................... 82
                  Return Privilege.......................................... 82
                  State Regulation.......................................... 82
                  Evidence of Death, Age, Gender or Survival................ 82
                  Records and Reports....................................... 82
                  Other Information......................................... 83
                  Legal Proceedings......................................... 83

                Appendix A -- Contract Form P1143 4/94...................... A-1

                Appendix B -- The Death Benefit (Examples for Policy Form
                P1150)...................................................... B-1

                Appendix C -- Condensed Financial Information............... C-1

                Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.


                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.


                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.


                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full and  Surrender Charge as payments partially or totally surrendered)  Partially Completed a Percentage of the
                                             Years Since We      Premium Payment
                                             Received the        Partially or Totally or
                                             Premium Payment     Surrendered/1/
                                             -------------------------------------------
                                                      1                    6%
                                                      2                    6%
                                                      3                    6%
                                                      4                    6%
                                                      5                    4%
                                                      6                    2%
                                                  7 or more                0%
----------------------------------------------------------------------------------------
  Transfer Charge                                             $10.00/2/
----------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.


                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Contract Charge                                                      $25.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.25%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.15%
-------------------------------------------------------------------------------------
Optional Benefits/2/
-------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit                                  0.35%/3/
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  Optional Death Benefit                                                     0.25%/4/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit                                            0.35%/5/
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.35%/6/
-------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

                    /2/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ This charge is a percentage of the prior contract
                        year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent EstateProtector/SM/" in our marketing materials.

                    /4/ This charge is a percentage of the Contract Value at
                        the time the charge is taken. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

                    /5/ This charge is a percentage of your prior contract
                        year's average Contract Value. We currently charge 0.20% of your prior contract year's average Contract Value. This may be referred to as the "GE EarningsProtector(R)" in our marketing materials.

                    /6/ The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.


                      For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.


                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   1.42%
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.00%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Death Benefit rider, the
                           Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and


                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $920.72 $1,773.41 $2,474.07 $4,445.58


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $380.72 $1,233.41 $2,114.07 $4,445.58


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.40% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);


                         . an annual contract charge of $25 (assumed to be
                           equivalent to 0.10% of the Contract Value); and



                         . a maximum charge of 0.95% for the Optional Death
                           Benefit, Optional Enhanced Death Benefit and
                           Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.


                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus for more information.



                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers", the "Income
                      Payments --Transfers After the Maturity Date" and the "Guarantee Account" provisions in this prospectus.


                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require longer periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to the allocation of the premium payment to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision in this prospectus.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts which correspond to the Portfolios you choose. See the "The Contract -- Allocation of Premium Payments" provision in this prospectus.


                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix C for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 fees or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the maximum charge for the Optional Guaranteed Minimum Death Benefit, the Optional Death Benefit and the Optional Enhanced Death Benefit riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


Financial Statements


                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by the General Electric Company. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by the General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.



THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments.
                      You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


                      Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.




SUBACCOUNTS           You may allocate premium payments in up to 20 Subaccounts
                      of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                              Adviser (and Sub-Adviser(s),
                  Portfolio                                   Investment Objective                   as applicable)
                  --------------------------------------------------------------------------------------------------------
THE ALGER         Alger American                    Seeks long-term capital appreciation.     Fred Alger Management, Inc.
AMERICAN FUND     Growth Portfolio -- Class O
                  Shares
                  --------------------------------------------------------------------------------------------------------
                  Alger American Small              Seeks long-term capital appreciation.     Fred Alger Management, Inc.
                  Capitalization Portfolio -- Class
                  O Shares
                  --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and      Seeks reasonable current income and       Alliance Capital
VARIABLE PRODUCTS Income Portfolio  -- Class B      reasonable opportunity for appreciation   Management, L.P.
SERIES FUND, INC.                                   through investments primarily in dividend
                                                    paying common stocks of good quality.
                  --------------------------------------------------------------------------------------------------------
FEDERATED         Federated American                Seeks long-term growth of capital.        Federated Equity
INSURANCE SERIES  Leaders Fund II -- Primary        Providing income is a secondary           Management Company of
                  Shares                            objective.                                Pennsylvania
                  --------------------------------------------------------------------------------------------------------
                  Federated Capital Income          Seeks high current income and moderate    Federated Equity
                  Fund II                           capital appreciation.                     Management Company of
                                                                                              Pennsylvania (subadvised by
                                                                                              Federated Investment
                                                                                              Management Company)
                  --------------------------------------------------------------------------------------------------------
                  Federated High Income             Seeks high current income by investing in Federated Investment
                  Bond Fund II -- Primary Shares    lower-rated corporate debt obligations,   Management Company
                                                    commonly referred to as "junk bonds."
                  --------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                     Portfolio                                  Investment Objective                    as applicable)
                     --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/           Seeks to obtain high total return with       Fidelity Management &
INSURANCE PRODUCTS   Portfolio -- Initial Class      reduced risk over the long-term by           Research Company
FUND                                                 allocating its assets among stocks,          (subadvised by Fidelity
                                                     bonds, and short-term instruments.           Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited,
                                                                                                  Fidelity Investments Money
                                                                                                  Management, Inc and FMR
                                                                                                  Co., Inc.)
                     --------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --  Seeks long-term capital appreciation.        Fidelity Management &
                     Initial Class                                                                Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     --------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --  Seeks reasonable income by investing         Fidelity Management &
                     Initial Class                   primarily in income-producing equity         Research Company
                                                     securities. In choosing these securities,    (subadvised by FMR Co.,
                                                     the fund will consider the potential for     Inc.)
                                                     capital appreciation. The fund's goal is to
                                                     achieve a yield which exceeds the
                                                     composite yield on the securities
                                                     comprising the Standard & Poor's 500/SM/
                                                     Index (S&P 500(R)).
                     --------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Initial Seeks to achieve capital appreciation.       Fidelity Management &
                     Class                                                                        Research Company
                                                                                                  (subadvised by FMR Co.,
                                                                                                  Inc.)
                     --------------------------------------------------------------------------------------------------------
                     VIP Growth & Income             Seeks high total return through a            Fidelity Management &
                     Portfolio -- Initial Class      combination of current income and            Research Company
                                                     capital appreciation.                        (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     --------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                   Portfolio                                  Investment Objective                 as applicable)
                   -----------------------------------------------------------------------------------------------------
                   VIP Growth Opportunities          Seeks to provide capital growth.       Fidelity Management &
                   Portfolio -- Initial Class                                               Research Company
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research
                                                                                            (Far East) Inc., Fidelity
                                                                                            Investments Japan Limited
                                                                                            and FMR Co., Inc.)
                   -----------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.     Fidelity Management &
                   Service Class 2                                                          Research Company
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research Far
                                                                                            East Inc., Fidelity
                                                                                            Investments Japan Limited,
                                                                                            and FMR Co., Inc.)
                   -----------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio -- Initial Seeks long-term growth of capital.     Fidelity Management &
                   Class                                                                    Research Company
                                                                                            (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research
                                                                                            (Far East) Inc., Fidelity
                                                                                            International Investment
                                                                                            Advisors, Fidelity
                                                                                            International Investment
                                                                                            Advisors (U.K.) Limited,
                                                                                            Fidelity Investments Japan
                                                                                            Limited, and FMR Co., Inc.)
                   -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities      Seeks long-term capital growth.        Templeton Investment
VARIABLE INSURANCE Fund -- Class 1 Shares                                                   Counsel, LLC
PRODUCTS TRUST
                   -----------------------------------------------------------------------------------------------------
                   Templeton Global Income           Seeks high current income, consistent  Franklin Advisers, Inc.
                   Securities Fund -- Class 1        with preservation of capital. Capital
                   Shares                            appreciation is a secondary
                                                     consideration.
                   -----------------------------------------------------------------------------------------------------
GE INVESTMENTS     Global Income Fund                Seeks high return, emphasizing current GE Asset Management
FUNDS, INC.                                          income and to a lesser extent, capital Incorporated
                                                     appreciation.
                   -----------------------------------------------------------------------------------------------------
                   Income Fund                       Seeks maximum income consistent with   GE Asset Management
                                                     prudent investment management and the  Incorporated
                                                     preservation of capital.
                   -----------------------------------------------------------------------------------------------------
                   International Equity Fund         Seeks long-term growth of capital.     GE Asset Management
                                                                                            Incorporated
                   -----------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and  GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                         Incorporated
                   -----------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Portfolio                                  Investment Objective                   as applicable)
                   -------------------------------------------------------------------------------------------------------
                   Money Market Fund                Seeks a high level of current income      GE Asset Management
                                                    consistent with the preservation of       Incorporated
                                                    capital and the maintenance of liquidity.
                   -------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund       Seeks long-term growth of capital and     GE Asset Management
                                                    future income rather than current income. Incorporated
                   -------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund      Seeks maximum total return through        GE Asset Management
                                                    current income and capital appreciation.  Incorporated (subadvised by
                                                                                              Seneca Capital
                                                                                              Management)
                   -------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/         Seeks growth of capital and accumulation  GE Asset Management
                                                    of income that corresponds to the         Incorporated (subadvised
                                                    investment return of S&P's 500            by SSgA Funds
                                                    Composite Stock Index.                    Management, Inc.)
                   -------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund      Seeks long-term growth of capital.        GE Asset Management
                                                                                              Incorporated (subadvised by
                                                                                              Palisade Capital
                                                                                              Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------
                   Total Return Fund                Seeks the highest total return, composed  GE Asset Management
                                                    of current income and capital             Incorporated
                                                    appreciation, as is consistent with
                                                    prudent investment risk.
                   -------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                 Seeks long-term growth of capital.        GE Asset Management
                                                                                              Incorporated
                   -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and         Seeks long-term growth of capital and     Goldman Sachs Asset
VARIABLE INSURANCE Income Fund                      growth of income.                         Management, L.P.
TRUST
                   -------------------------------------------------------------------------------------------------------
                   Goldman Sachs Mid Cap Value      Seeks long-term capital appreciation.     Goldman Sachs Asset
                   Fund                                                                       Management, L.P.
                   -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio --            Seeks long-term capital growth.           Janus Capital Management
                    Institutional Shares                                                      LLC
                   -------------------------------------------------------------------------------------------------------
                   Flexible Bond Portfolio --       Seeks to obtain maximum total return,     Janus Capital Management
                   Institutional Shares (formerly,  consistent with preservation of capital.  LLC
                   Flexible Income Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Institutional Seeks long-term growth of capital.        Janus Capital Management
                   Shares (formerly, Capital                                                  LLC
                   Appreciation Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio   Seeks to obtain long-term growth of       Janus Capital Management
                   -- Service Shares                capital.                                  LLC
                   -------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --   A non-diversified/2/ portfolio that seeks Janus Capital Management
                   Service Shares                   long-term growth of capital.              LLC
                   -------------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Portfolio                                    Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
                     International Growth              Seeks long-term growth of capital.         Janus Capital Management
                     Portfolio -- Institutional Shares                                            LLC
                     ---------------------------------------------------------------------------------------------------------
                     Large Cap Growth Portfolio --     Seeks long-term growth of capital in a     Janus Capital Management
                     Institutional Shares (formerly,   manner consistent with the preservation    LLC
                     Growth Portfolio)                 of capital.
                     ---------------------------------------------------------------------------------------------------------
                     Mid Cap Growth Portfolio --       Seeks long-term growth of capital.         Janus Capital Management
                     Institutional shares                                                         LLC
                     ---------------------------------------------------------------------------------------------------------
                     Worldwide Growth Portfolio --     Seeks long-term growth of capital in a     Janus Capital Management
                     Institutional Shares              manner consistent with the preservation    LLC
                                                       of capital.
                     ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --    Seeks capital appreciation.                Massachusetts Financial
INSURANCE TRUST      Service Class Shares                                                         Services Company
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive            Seeks capital appreciation, by investing   OppenheimerFunds, Inc.
ACCOUNT FUNDS        Growth Fund/VA                    in "growth type" companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced              Seeks a high total investment return,      OppenheimerFunds, Inc.
                     Fund/VA                           which includes current income and capital
                                                       appreciation in the value of its shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital               Seeks capital appreciation by investing in OppenheimerFunds, Inc.
                     Appreciation Fund/VA              securities of well-known, established
                                                       companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Core Bond             Seeks a high level of current income. As   OppenheimerFunds, Inc.
                     Fund/VA (formerly,                a secondary objective, the fund seeks
                     Oppenheimer Bond Fund/VA)         capital appreciation when consistent with
                                                       its primary objective.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer High Income           Seeks a high level of current income from  OppenheimerFunds, Inc.
                     Fund/VA                           investments in high-yield fixed income
                                                       securities.
                     ---------------------------------------------------------------------------------------------------------
PBHG INSURANCE       Liberty Ridge Growth II           Seeks capital appreciation.                Liberty Ridge Capital, Inc.
SERIES FUND, INC.    Portfolio (formerly, PBHG
                     Growth II Portfolio)
                     ---------------------------------------------------------------------------------------------------------
                     Liberty Ridge Large Cap Growth    Seeks long-term growth of capital.         Liberty Ridge Capital, Inc.
                     Portfolio (formerly, PBHG Large
                     Cap Growth Portfolio)
                     ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       Total Return Portfolio --         Seeks to maximize total return consistent  Pacific Investment
INSURANCE TRUST      Administrative Class Shares       with preservation of real capital and      Management Company LLC
                                                       prudent investment management.
                     ---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS     Salomon Brothers Variable         Seeks long-term growth of capital.         Salomon Brothers Asset
VARIABLE SERIES      Investors Fund -- Class I         Current income is a secondary objective.   Management Inc
FUNDS INC
                     ---------------------------------------------------------------------------------------------------------
                     Salomon Brothers Variable         Seeks to maximize total return,            Salomon Brothers Asset
                     Strategic Bond Fund -- Class I    consistent with the preservation of        Management Inc
                                                       capital.
                     ---------------------------------------------------------------------------------------------------------
                     Salomon Brothers Variable         Seeks to obtain above-average income       Salomon Brothers Asset
                     Total Return Fund -- Class I      (compared to a portfolio entirely invested Management Inc
                                                       in equity securities). The fund's
                                                       secondary objective is to take advantage
                                                       of opportunities to achieve growth of
                                                       capital and income.
                     ---------------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.




                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.





                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:



                        (1) the investment objective of the Portfolio;



                        (2) the Portfolio's performance history;



                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and



                        (4) the Portfolio's servicing agreement.



                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.





VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;


                         . administering income payments;


                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial and full
                      surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Partially
              the Premium Payment          Surrendered Premium Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                4%
                       6                                2%
                   7 or more                            0%
       ------------------------------------------------------------------


                      We do not assess the surrender charge:



                         . on amounts of Contract Value representing gain (as
                           defined below);


                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial surrenders taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or


                         . if a waiver of surrender charge provision applies.

                      You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial or total surrender request;

                        (b) is the total of any partial surrenders (including
                            surrender charges) previously taken;

                        (c) is the total of premium payments made; and

                        (d) is the total of any gain previously surrendered.

                      In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an annual rate of 1.40% of the daily net
SEPARATE              assets of the Separate Account. The charge consists of an
ACCOUNT               administrative expense charge at an effective annual rate
                      of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES


ANNUAL CONTRACT       We will deduct an annual contract charge of $25 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.


                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

CHARGE FOR OPTIONAL   We charge you for expenses related to the Optional Death
DEATH BENEFIT RIDER   Benefit Rider. We deduct this charge against your assets
                      in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional
                      Death Benefit Rider is 0.25% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit Rider. We deduct this charge
DEATH BENEFIT RIDER   against your assets in the Separate Account and Guarantee
                      Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death
                      Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value, however, we reserve the right to charge up to 0.35% of your prior year's
                      Contract Value.


CHARGE FOR THE        We charge you for expenses related to the Guaranteed
OPTIONAL GUARANTEED   Minimum Death Benefit Rider. We deduct this charge
MINIMUM DEATH         against your assets in the Separate Account and Guarantee
BENEFIT               Account at each contract anniversary and at surrender to
                      compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death
                      Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum
                      Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount, however, we reserve the right to charge up to 0.35% of your prior contract year's average benefit amount.


DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these charges, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


                      The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.


PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision for more information.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.


                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant cannot be older than age 85, unless we approve a different age.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.



                      Before the Maturity Date, you may change:

                         . your Maturity Date to any date at least ten years
                           after your last premium payment;

                         . your optional payment plan;


                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and



                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary

                           (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments at any frequency and in the
PAYMENTS              amount you select, subject to certain limitations. You
                      must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
                      $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity

                      Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.


VALUATION DAY AND     We will value Accumulation and Annuity Units once daily
VALUATION PERIOD      as of the close of regular trading (currently 4:00 p.m.
                      Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.



ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio,
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premium payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.


                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change.

VALUATION OF          Partial surrenders, total surrenders and/or payment of
ACCUMULATION          the death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
MATURITY DATE         and the Guarantee Account on any Valuation Day prior to
                      the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee
                      Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. We reserve the right to prohibit
TO THE GUARANTEE      or limit transfers from a Subaccount to the Guarantee
ACCOUNT               Account during the six-month period following the
                      transfer of any amount from the Guarantee Account to any Subaccount.


TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Home
                      Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.



                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).



                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.



                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) an Portfolio Rebalancing program;



                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or



                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or



                        (2) the transfer would adversely affect Unit Values.





                      The affected Portfolio(s) determine whether these items apply.



                      We will treat all owners equally with respect to transfer requests.



TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;



                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.



TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;



                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and



                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.



                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;



                        (2) passwords and encrypted information;



                        (3) additional owner verification when appropriate; and



                        (4) recorded conversations.



                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.



SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.





                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.



                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.



                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.



                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.


                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.



                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially surrender your Contract Value at any time
SURRENDERS            before the Maturity Date upon your written request,
                      subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after the deduction of charges
                            for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.



                      We will delay making a payment if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision in this prospectus.

                      Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          withdraw their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or from our Home
                      Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.


                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                        (1) you may request only one such change in a calendar
                            quarter; and

                        (2) if you did not elect the maximum amount you could
                            withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial surrenders under a

                      Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit

DEATH BENEFIT         If your contract form is P1143 4/94, please see Appendix
AT DEATH OF           A for a description of certain provisions of your death
ANNUITANT             benefit. If the Annuitant dies before income payments
BEFORE THE            begin, regardless of whether the Annuitant is also an
MATURITY DATE         owner or joint owner, the amount of proceeds available
                      for the designated beneficiary is the death benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

                      The death benefit equals the sum of (a) and (b) where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is the excess, if any, of the unadjusted death
                            benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

                      The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract was issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

BASIC DEATH           If any Annuitant dies before their sixth contract
BENEFIT               anniversary, the unadjusted death benefit will be equal
                      to the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (2) the Contract Value as of the date of the
                            Annuitant's death.

                      If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

                        (1) the greater sum of (a) and (b), where:

                            (a) the Contract Value as of the end of any
                                six-year period; and

                            (b) is any premium payments made after that
                                six-year period.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

                        (2) The Contract Value as of the date of the
                            Annuitant's death.

                      If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (2) the Contract Value as of the date of the
                            Annuitant's death.

                      The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

                      We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

OPTIONAL              The Optional Guaranteed Minimum Death Benefit is
GUARANTEED            available to contracts with an Annuitant age 75 or
MINIMUM DEATH         younger at the time the contract is issued. If the owner
BENEFIT               elects the Guaranteed Minimum Death Benefit at the time
                      of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

                        (1) the Basic Death Benefit; and

                        (2) the Guaranteed Minimum Death Benefit.

                      The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

                      If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

                      If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

                        (a) is the total of all premium payments received,
                            multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and

                        (b) is the Guaranteed Minimum Death Benefit of the
                            preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

                      We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

                        (1) the net investment factor of the Subaccount for
                            Valuation Period, minus one; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

                        (1) the factor for the Valuation Period equivalent to
                            the credited rate(s) applicable to such
                            allocations; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

                      We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

                      The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH        The Optional Death Benefit may also be referred to in our
BENEFIT               marketing materials as the "Annual EstateProtector/SM/."

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) The greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary; and

                            (b) is premium payments received after such
                                contract anniversary.

                            The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death.

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.


OPTIONAL              The Optional Enhanced Death Benefit (which may be
ENHANCED              referred to as "GE Earnings Protector(R)" in our
DEATH BENEFIT         marketing materials) adds an extra feature to our Basic
                      Death Benefit and, if applicable, the Optional Guaranteed
                      Minimum Death Benefit.


                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) your Contract Value at the beginning of the
                            previous contract year; and

                        (2) your Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.


                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.


                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is your Contract Value as of the date we receive
                            due proof of death; and

                        (b) is premiums paid, not previously surrendered.

                      This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is your Contract Value on the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is your Contract Value on the date we receive your
                            partial surrender request;

                        (b) is the total of any partial surrenders, excluding
                            surrender charges, previously taken;

                        (c) is the total of premiums paid; and

                        (d) is the total of any gain previously surrendered.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE               We will calculate the Basic Death Benefit, Optional
CALCULATE THE         Guaranteed Minimum Death Benefit, Optional Death Benefit
DEATH BENEFIT         and Optional Enhanced Death Benefit on the date we
                      receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE THE      death of:
MATURITY DATE
                         . an owner or joint owner; or

                         . the Annuitant, if the owner is a non-natural entity
                           (such as a trust or corporation).

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) the owner or joint owners;

                        (2) the primary beneficiary;

                        (3) the contingent beneficiary; or

                        (4) the owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution Rules:   Distributions required by Federal
                      tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death.
                           Any death benefit will be based on the new
                           Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or


                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.


                      Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                        Amount of
                        Person Who Died               Proceeds Paid
            --------------------------------------------------------
            Owner or Joint Owner                     Surrender Value
            (who is not the Annuitant)
            --------------------------------------------------------
            Owner or Joint Owner                     Death Benefit
            (who is the Annuitant)
            --------------------------------------------------------
            Annuitant                                Death Benefit
            --------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER,       After income payments begin, if an owner, joint owner,
JOINT OWNER, OR       Annuitant or designated beneficiary dies while the
ANNUITANT AFTER       contract is in force, payments that are already being
INCOME PAYMENTS       made under the contract will be made at least as rapidly
BEGIN                 as under the method of distribution in effect at the time
                      of death, notwithstanding any other provision in the contract.

Income Payments


                      The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time income payments begin. You may change the Maturity Date to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.



                      We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision in this prospectus.


                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.


                      The contract provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.


                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.


                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision. Upon making such a payment, we will have no future obligation under the contract.


                      The amount of your income payments will depend on four things:

                         . Your Surrender Value on the Valuation Day
                           immediately preceding your Maturity Date;

                         . The settlement age on the Maturity Date, and if
                           applicable, the gender of the Annuitant;

                         . The specific payment plan you choose; and

                         . If you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2,3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Surrender Value on the Valuation Day
                      immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose
                      (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive written request at our Home Office.
                      However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.



                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.



                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.


                      Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

                      Taxation of Death Benefit if Paid Before the Maturity
                      Date.


                         . The death benefit is taxed in the same manner as a
                           income payments if received under an optional payment plan.



                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.


                      Taxation of Death Benefit if Paid After the Maturity Date.




                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."



                      Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:


                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . a beneficiary receives on or after the death of an
                           owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:


                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


                      The effects of such aggregation are not clear. However, it could affect:


                         . the amount of a surrender or an income payment that
                           you must include in income; and


                         . the amount that might be subject to a penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.


                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2

                           (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under most qualified plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:


                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified
                      retirement plan to another.   Rollovers and
                      transfers: In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.


STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.


                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:


                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                             . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

                             . the New York Stock Exchange is closed for other than a regular holiday or weekend;

                             .  trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.


                      State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.



                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Distribution of the Contracts




                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905



                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the NASD.



                      Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.



                      Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with the NASD and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.



                      When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.5% of premium payments.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.



                      All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid is 1.0% of premium payments received.



                      We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.



                      Commissions paid on premium payments received from the contracts are not charged directly to you or against your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.



                      During 2004, 2003 and 2002, $83.3 million, $123.3 million
                      and $83.6 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.




LEGAL                 We face a significant risk of litigation and regulatory
PROCEEDINGS           investigations and actions in the ordinary course of
                      operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. This scrutiny includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes and the use of inducements to brokers or companies in the sale of insurance products. We have not received a subpoena or inquiry from the State of New York with respect to these matters. As part of industry-wide inquiries in this regard, we have received inquiries and informational requests from federal and state regulatory authorities. We are cooperating with these regulatory authorities in connection with their inquiries.



                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding this matter.



                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.



                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.



                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.



                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17,
                      2004), and Clark v. Allen, 66 et al. (filed June 25,
                      2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.





                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Contract Form P1143 4/94

                      The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

DEATH BENEFIT         For contracts issued prior to May 1, 1997 (or prior to
AT DEATH OF           the date contract changes were approved by the applicable
ANNUITANT             state regulations), the following Basic Death Benefit
                      applies.

                      If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

BASIC DEATH           The Basic Death Benefit varies based on:
BENEFIT
                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and any premium taxes assessed); and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

                        (1) the greatest sum of (a) and (b) where:

                            (a) is the Contract Value as of the end of any
                                six-year period; and

                            (b) is any premium payments made after that
                                six-year period.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and any premium taxes assessed); and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

BASIC DEATH           The death benefit varies based on:
BENEFIT
                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and any premium taxes assessed); and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

                        (1) the greater sum of (a) and (b) where:

                            (a) is the Contract Value as of the end of any
                                six-year period; and

                            (b) is any premium payments made after that
                                six-year period.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and any premium taxes assessed); and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.


OPTIONAL              If an Annuitant dies before the Maturity Date while the
GUARANTEED            Optional Guaranteed Minimum Death Benefit is in effect,
MINIMUM DEATH         the designated beneficiary may elect the death benefit
BENEFIT               described below within 90 days of the date of such death.
                      If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death
                      Benefit may not be available in all states or markets.


                      The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:


                        (1) the Basic Death Benefit; and


                        (2) the Guaranteed Minimum Death Benefit; and

                        (3) the Contract Value as of the date we receive due
                            proof of the Annuitant's death (or a later date, if you request).

                      The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

                      If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

                      If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

                        (a) is the total of all premium payments we receive,
                            multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

                        (b) is the Guaranteed Minimum Death Benefit of the
                            preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

                      We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces the Contract Value.

                      For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

                        (1) the net investment factor of the Subaccount for
                            Valuation Period, minus one; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

                        (1) the factor for the Valuation Period equivalent to
                            the credited rate(s) applicable to such
                            allocations; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

                      We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

                      The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

OPTIONAL DEATH        The Optional Death Benefit may also be referred to in our
BENEFIT               marketing materials at the "Annual EstateProtector/SM/".
                      The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

                        (1) your the Contract Value as of the date we receive
                            due proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) The greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                            The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

                        (2) your Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

                      We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

SURRENDER             For contracts issued prior to May 1, 1998, or prior to
CHARGE                the date all necessary endorsements are approved, we
                      deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED               For contracts issued prior to May 1, 1998, or prior to
CHARGES ON            the date all necessary endorsements are approved, if
CERTAIN               later, no surrender charge applies to the first surrender
SURRENDERS            of the contract year, if the amount surrendered is not
                      more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial
                      Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF             We will waive surrender charges arising from a full
SURRENDER             surrender or one or more partial surrenders occurring
CHARGES IN THE        before income payments begin if:
EVENT OF
HOSPITAL OR
NURSING
FACILITY
CONFINEMENT              . an Annuitant is or has been confined to a state
                           licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

                         . such confinement begins at least one year after the
                           contract issue date;

                         . an Annuitant is age 80 or younger on the date the
                           contract is issued; and

                         . we receive the request for the full or partial
                           surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

                      For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

                      The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B

The Death Benefit (Examples for Policy Form P1150)


BASIC DEATH           The following example of the Basic Death Benefit is for
BENEFIT               contracts issued on or after the later of May 15, 2001 or
EXAMPLE               the date on which state insurance authorities approve
                      applicable contract modifications.



                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.


                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the date the contract
                            is issued, then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $110,000   $110,000
                       72         2     90,000    100,000
                       73         3     80,000    100,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    150,000
                       79         9     90,000    150,000
                       80        10    170,000    170,000
                       81        11    140,000    150,000
                       82        12    135,000    150,000
                       83        13    120,000    150,000
                   -----------------------------------------


                      Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:



                             Premium Contract     Basic
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/05 $10,000 $ 10,000    $10,000
                     3/31/13           20,000     20,000
                     3/31/14           14,000     20,000
                     --------------------------------------

                      If a partial surrender of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of issue, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


BASIC DEATH           The following example of the Basic Death Benefit is for
BENEFIT EXAMPLE       contracts issued prior to May 15, 2001 or prior to the
                      date on which state insurance authorities approve applicable contract modifications.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 80 or younger on the
                            Contract Date, then:

                                  Contract  Unadjusted
                        IssueYear  Value   Death Benefit
                        --------------------------------
                          Issue   $100,000   $100,000
                           1       110,000    110,000
                           2        90,000    100,000
                           3        80,000    100,000
                           4       120,000    120,000
                           5       130,000    130,000
                           6       150,000    150,000
                           7       160,000    160,000
                           8       130,000    150,000
                           9        90,000    150,000
                          10       170,000    170,000
                          11       140,000    150,000
                          12       135,000    150,000
                          13       120,000    150,000
                        --------------------------------

                      The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:


                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/05 $10,000 $10,000     $10,000
                     3/31/13          20,000      20,000
                     3/31/14          14,000      20,000
                     --------------------------------------



                      If a partial surrender of $7,000 is made on March 31, 2014, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


OPTIONAL              The purpose of the following example is to show how the
ENHANCED              Optional Enhanced Death Benefit works based on purely
DEATH BENEFIT         hypothetical values and is not intended to depict
EXAMPLE               investment performance of the contract. This example
                      assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.


                 Premium  Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/05 $100,000 $100,000 $      0 $100,000      $     0
         8/01/20           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



                      If the Annuitant's death and our receipt of due proof of the death occurs on August 01, 2020, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contract.

Appendix C -- Condensed Financial Information


The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $16.53            $17.19       4,077,378   2004
                                                                          12.40             16.53       5,247,344   2003
                                                                          18.77             12.40       6,300,041   2002
                                                                          21.59             18.77       9,078,703   2001
                                                                          25.69             21.59      10,491,039   2000
                                                                          19.48             25.69       8,583,493   1999
                                                                          13.34             19.48       5,605,283   1998
                                                                          10.76             13.34       4,380,186   1997
                                                                           9.63             10.76       2,962,177   1996
                                                                          10.00              9.63         312,011   1995
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          8.68              9.98       4,648,749   2004
                                                                           6.18              8.68       5,512,357   2003
                                                                           8.50              6.18       5,837,332   2002
                                                                          12.23              8.50       7,002,914   2001
                                                                          17.04             12.23       7,559,032   2000
                                                                          12.05             17.04       6,310,836   1999
                                                                          10.58             12.05       6,082,414   1998
                                                                           9.63             10.58       5,645,458   1997
                                                                           9.63              9.63       3,568,152   1996
                                                                          10.00              9.63         312,011   1995
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.30             13.49         896,018   2004
                                                                          10.00             12.30         848,567   2003
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                    16.61             17.98       2,339,886   2004
                                                                          13.19             16.61       2,902,267   2003
                                                                          16.77             13.19       3,514,911   2002
                                                                          17.75             16.77       4,307,323   2001
                                                                          17.58             17.75       4,328,938   2000
                                                                          16.72             17.58       4,554,700   1999
                                                                          14.42             16.72       3,955,083   1998
                                                                          13.41             14.42       2,056,691   1997
                                                                          10.00             13.41       1,130,433   1996
                                                                             --                --              --   1995
------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                            $12.86            $13.94       1,163,852   2004
                                                               10.81             12.86       1,409,390   2003
                                                               14.41             10.81       1,835,551   2002
                                                               16.94             14.41       2,347,057   2001
                                                               18.87             16.94       2,544,453   2000
                                                               18.82             18.87       2,483,985   1999
                                                               16.75             18.82       1,950,915   1998
                                                               11.05             16.75       1,325,701   1997
                                                               12.20             11.05         265,832   1996
                                                               10.00             12.20         463,476   1995
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         16.55             18.03       2,097,504   2004
                                                               13.74             16.55       2,601,893   2003
                                                               13.74             13.74       2,789,740   2002
                                                               13.75             13.74       2,986,440   2001
                                                               15.32             13.75       3,199,511   2000
                                                               15.19             15.32       3,376,105   1999
                                                               15.00             15.19       2,977,691   1998
                                                               13.37             15.00       1,886,887   1997
                                                               11.86             13.37         809,989   1996
                                                               10.00             11.86         123,152   1995
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             28.00             29.12       1,411,464   2004
                                                               24.07             28.00       1,776,001   2003
                                                               26.75             24.07       2,151,180   2002
                                                               28.28             26.75       2,740,751   2001
                                                               29.86             28.28       3,182,533   2000
                                                               27.26             29.86       3,361,601   1999
                                                               24.03             27.26       3,176,311   1998
                                                               20.20             24.03       2,678,933   1997
                                                               17.87             20.20       2,248,519   1996
                                                               15.50             17.87       1,469,667   1995
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 28.78             32.77       6,629,897   2004
                                                               22.72             28.78       7,362,788   2003
                                                               25.42             22.72       8,573,160   2002
                                                               29.38             25.42      10,463,953   2001
                                                               31.91             29.38      12,149,774   2000
                                                               26.04             31.91      11,622,130   1999
                                                               20.32             26.04      10,085,800   1998
                                                               16.60             20.32       8,595,677   1997
                                                               13.88             16.60       5,493,999   1996
                                                               10.00             13.88       2,007,948   1995
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 44.37             48.79       5,114,293   2004
                                                               34.52             44.37       6,335,077   2003
                                                               42.16             34.52       7,512,400   2002
                                                               44.99             42.16       9,234,283   2001
                                                               42.08             44.99       9,905,021   2000
                                                               40.14             42.08      10,963,577   1999
                                                               36.47             40.14      11,335,446   1998
                                                               28.87             36.47      10,074,173   1997
                                                               25.62             28.87       7,041,867   1996
                                                               19.23             25.62       3,119,975   1995
-------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                            $46.11            $47.00       2,389,719   2004
                                                                    35.20             46.11       2,970,668   2003
                                                                    51.08             35.20       3,487,079   2002
                                                                    62.91             51.08       4,744,104   2001
                                                                    71.67             62.91       5,410,897   2000
                                                                    52.89             71.67       4,760,717   1999
                                                                    38.45             52.89       3,818,261   1998
                                                                    20.20             38.45       3,614,598   1997
                                                                    27.93             20.20       2,248,519   1996
                                                                    20.92             27.93       1,525,015   1995
------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class                    14.59             15.22       3,629,327   2004
                                                                    11.95             14.59       4,271,595   2003
                                                                    14.54             11.95       4,584,591   2002
                                                                    16.16             14.54       5,388,110   2001
                                                                    17.00             16.16       5,576,695   2000
                                                                    15.80             17.00       5,051,739   1999
                                                                    12.36             15.80       2,843,815   1998
                                                                    10.00             12.36         976,086   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class               10.56             11.16       1,746,541   2004
                                                                     8.25             10.56       2,224,127   2003
                                                                    10.70              8.25       2,675,446   2002
                                                                    12.68             10.70       3,701,867   2001
                                                                    15.51             12.68       4,498,947   2000
                                                                    15.08             15.51       4,766,024   1999
                                                                    12.28             15.08       2,958,791   1998
                                                                    10.00             12.28       1,049,540   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                          13.94             17.13       1,271,445   2004
                                                                    10.00             13.94         623,817   2003
------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                           22.24             24.92       1,512,742   2004
                                                                    15.73             22.24       1,385,197   2003
                                                                    20.02             15.73         959,274   2002
                                                                    25.76             20.02       1,347,035   2001
                                                                    32.29             25.76       1,573,977   2000
                                                                    22.96             32.29       1,525,527   1999
                                                                    20.65             22.96       1,616,956   1998
                                                                    16.60             20.65       1,762,588   1997
                                                                    16.82             16.60       5,493,999   1996
                                                                    15.55             16.82         829,371   1995
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class I Shares               10.00             10.23           2,616   2004
------------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities Fund -- Class I Shares         10.00             10.13              --   2004
------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Global Income Fund                                               $12.55            $13.55         531,510   2004
                                                                    11.40             12.55         653,367   2003
                                                                     9.91             11.40         853,992   2002
                                                                    10.23              9.91         300,934   2001
                                                                    10.44             10.23         301,579   2000
                                                                    11.45             10.44         291,731   1999
                                                                    10.24             11.45         285,995   1998
                                                                    10.00             10.24          79,290   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  Income Fund                                                       13.26             13.52       3,278,049   2004
                                                                    12.98             13.26       4,841,528   2003
                                                                    11.98             12.98       7,151,518   2002
                                                                    11.31             11.98       4,478,530   2001
                                                                    10.36             11.31       3,035,919   2000
                                                                    10.66             10.36       2,729,732   1999
                                                                    10.01             10.66       1,884,740   1998
                                                                    10.00             10.01         908,249   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                         12.76             14.57       1,068,844   2004
                                                                     9.38             12.76         966,614   2003
                                                                    12.49              9.38         851,108   2002
                                                                    16.01             12.49         919,209   2001
                                                                    18.60             16.01         908,264   2000
                                                                    14.48             18.60         735,974   1999
                                                                    12.50             14.48         641,918   1998
                                                                    30.11             12.50         614,410   1997
                                                                    10.61             30.11       1,262,502   1996
                                                                    10.00             10.61          47,044   1995
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)         18.80             21.51       2,940,796   2004
                                                                    14.34             18.80       3,645,855   2003
                                                                    16.87             14.34       4,093,825   2002
                                                                    17.06             16.87       4,353,777   2001
                                                                    15.97             17.06       3,531,824   2000
                                                                    13.81             15.97       3,011,792   1999
                                                                    13.13             13.81       2,140,000   1998
                                                                    10.00             13.13         730,616   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 16.55             16.47       4,901,894   2004
                                                                    16.65             16.55       7,774,666   2003
                                                                    16.64             16.65      15,816,266   2002
                                                                    16.24             16.64      17,320,111   2001
                                                                    15.50             16.24      12,687,487   2000
                                                                    14.97             15.50      13,992,458   1999
                                                                    14.42             14.97       9,232,947   1998
                                                                    24.29             14.42       4,980,487   1997
                                                                    13.35             24.29         659,251   1996
                                                                    12.79             13.35       1,508,360   1995
------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                  Accumulation      Accumulation  Accumulation
                                 Unit Values at    Unit Values at   Units at
Subaccounts                    Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------
  Premier Growth Equity Fund         $ 9.73            $10.27       2,509,730   2004
                                       7.66              9.73       2,935,628   2003
                                       9.83              7.66       2,588,994   2002
                                      10.98              9.83       2,201,591   2001
                                      11.75             10.98       2,128,010   2000
                                      10.00             11.75         802,961   1999
                                         --                --              --   1998
                                         --                --              --   1997
                                         --                --              --   1996
                                         --                --              --   1995
------------------------------------------------------------------------------------
  Real Estate Securities Fund         27.82             36.30       1,626,500   2004
                                      20.53             27.82       1,816,995   2003
                                      21.11             20.53       1,999,763   2002
                                      19.14             21.11       2,007,545   2001
                                      14.65             19.14       1,853,612   2000
                                      14.89             14.65       1,409,644   1999
                                      18.34             14.89       1,753,483   1998
                                      15.57             18.34       1,478,247   1997
                                      11.59             15.57         428,969   1996
                                      10.00             11.59          34,477   1995
------------------------------------------------------------------------------------
  S&P 500(R) Index Fund               43.51             47.38       4,820,677   2004
                                      34.40             43.51       6,001,268   2003
                                      44.94             34.40       6,766,704   2002
                                      51.95             44.94       8,557,014   2001
                                      58.17             51.95       9,120,668   2000
                                      48.91             58.17       7,955,210   1999
                                      38.68             48.91       5,187,559   1998
                                      30.11             38.68       3,025,140   1997
                                      24.52             30.11       1,262,502   1996
                                      18.27             24.52         400,009   1995
------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund         12.83             14.57         601,172   2004
                                      10.00             12.83         250,698   2003
------------------------------------------------------------------------------------
  Total Return Fund                   38.30             40.85       1,628,394   2004
                                      32.28             38.30       1,851,000   2003
                                      36.10             32.28       1,912,451   2002
                                      37.71             36.10       2,104,312   2001
                                      36.44             37.71       2,034,785   2000
                                      32.63             36.44       1,884,184   1999
                                      28.26             32.63       1,425,134   1998
                                      24.29             28.26         928,145   1997
                                      22.27             24.29         659,251   1996
                                      17.65             22.27         252,584   1995
------------------------------------------------------------------------------------
  U.S. Equity Fund                    10.76             11.47       2,182,416   2004
                                       8.85             10.76       2,790,129   2003
                                      11.12              8.85       2,883,879   2002
                                      12.32             11.12       3,262,755   2001
                                      12.57             12.32       2,589,497   2000
                                      10.66             12.57       1,613,261   1999
                                      10.00             10.66         180,295   1998
                                         --                --              --   1997
                                         --                --              --   1996
                                         --                --              --   1995
------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund                                       $ 8.28            $ 9.70       1,871,277   2004
                                                                               6.75              8.28       1,361,960   2003
                                                                               7.73              6.75       1,312,915   2002
                                                                               8.64              7.73       1,149,638   2001
                                                                               9.20              8.64         971,475   2000
                                                                               8.85              9.20         779,766   1999
                                                                              10.00              8.85         428,936   1998
                                                                                 --                --              --   1997
                                                                                 --                --              --   1996
                                                                                 --                --              --   1995
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                            14.19             17.62       5,168,954   2004
                                                                              11.21             14.19       5,480,927   2003
                                                                              11.93             11.21       6,570,451   2002
                                                                              10.80             11.93       5,607,364   2001
                                                                               8.35             10.80       2,769,191   2000
                                                                               8.55              8.35       1,156,388   1999
                                                                              10.00              8.55         345,533   1998
                                                                                 --                --              --   1997
                                                                                 --                --              --   1996
                                                                                 --                --              --   1995
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                                  22.78             24.37       8,481,388   2004
                                                                              20.26             22.78      10,944,920   2003
                                                                              21.96             20.26      13,294,385   2002
                                                                              23.36             21.96      15,654,099   2001
                                                                              24.24             23.36      16,570,364   2000
                                                                              19.40             24.24      12,451,725   1999
                                                                              14.65             19.40       6,060,191   1998
                                                                              18.04             14.65       2,804,435   1997
                                                                              10.62             18.04       2,662,051   1996
                                                                              10.00             10.62          73,538   1995
----------------------------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares (formerly, Flexible         17.06             17.49       1,965,559   2004
   Income Portfolio)                                                          16.26             17.06       2,837,246   2003
                                                                              14.93             16.26       3,912,422   2002
                                                                              14.05             14.93       3,772,527   2001
                                                                              13.41             14.05       3,443,885   2000
                                                                              13.39             13.41       3,172,870   1999
                                                                              12.45             13.39       1,911,151   1998
                                                                              18.97             12.45         869,089   1997
                                                                              10.48             18.97       5,146,187   1996
                                                                              10.00             10.48          36,272   1995
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares (formerly, Capital                  19.78             23.06       3,136,030   2004
   Appreciation Portfolio)                                                    16.64             19.78       4,023,535   2003
                                                                              20.02             16.64       5,208,969   2002
                                                                              25.92             20.02       7,276,570   2001
                                                                              32.13             25.92       8,761,565   2000
                                                                              19.51             32.13       6,407,884   1999
                                                                              12.54             19.51       1,494,358   1998
                                                                              11.67             12.54         163,550   1997
                                                                              10.00             11.67         682,605   1996
                                                                                 --                --              --   1995
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                     $ 8.11            $ 9.13         445,536   2004
                                                                         6.52              8.11         536,136   2003
                                                                         9.38              6.52         628,264   2002
                                                                        11.43              9.38       1,018,589   2001
                                                                        10.00             11.43       1,245,259   2000
                                                                           --                --              --   1999
                                                                           --                --              --   1998
                                                                           --                --              --   1997
                                                                           --                --              --   1996
                                                                           --                --              --   1995
----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                          3.54              3.51       1,303,658   2004
                                                                         2.45              3.54       1,576,799   2003
                                                                         4.21              2.45       1,165,738   2002
                                                                         6.81              4.21       1,801,374   2001
                                                                        10.00              6.81       1,333,647   2000
                                                                           --                --              --   1999
                                                                           --                --              --   1998
                                                                           --                --              --   1997
                                                                           --                --              --   1996
                                                                           --                --              --   1995
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares                17.34             20.34       2,795,600   2004
                                                                        13.04             17.34       3,406,891   2003
                                                                        17.77             13.04       4,341,645   2002
                                                                        23.47             17.77       5,720,325   2001
                                                                        28.32             23.47       6,457,205   2000
                                                                        15.76             28.32       4,728,347   1999
                                                                        13.63             15.76       3,856,210   1998
                                                                        11.29             13.63       3,001,600   1997
                                                                        10.48             11.29         325,169   1996
                                                                           --                --              --   1995
----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares (formerly,         21.17             21.82       4,951,651   2004
   Growth Portfolio)                                                    16.30             21.17       6,553,434   2003
                                                                        22.50             16.30       8,452,760   2002
                                                                        30.32             22.50      12,018,045   2001
                                                                        35.98             30.32      14,437,869   2000
                                                                        25.35             35.98      11,701,274   1999
                                                                        18.95             25.35       8,827,221   1998
                                                                        12.17             18.95       7,270,898   1997
                                                                        13.41             12.17         992,496   1996
                                                                        10.44             13.41       1,875,640   1995
----------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares           $22.40            $26.67       2,713,546   2004
                                                              16.82             22.40       3,365,664   2003
                                                              23.67             16.82       4,077,179   2002
                                                              39.64             23.67       5,965,824   2001
                                                              58.97             39.64       7,072,505   2000
                                                              26.53             58.97       5,067,599   1999
                                                              20.04             26.53       3,488,695   1998
                                                              15.66             20.04       3,442,667   1997
                                                              16.95             15.66       4,882,922   1996
                                                              13.48             16.95       1,251,004   1995
------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares          26.90             27.79       5,166,794   2004
                                                              22.00             26.90       6,888,250   2003
                                                              29.95             22.00       9,455,301   2002
                                                              39.17             29.95      13,140,429   2001
                                                              47.11             39.17      15,931,243   2000
                                                              29.05             47.11      14,578,854   1999
                                                              22.85             29.05      12,554,733   1998
                                                              11.67             22.85      10,111,685   1997
                                                              14.91             11.67         682,605   1996
                                                              11.87             14.91       1,227,070   1995
------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares         12.74             13.34         269,724   2004
                                                              10.00             12.74         290,058   2003
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                       37.38             44.15       1,226,508   2004
                                                              30.19             37.38       1,615,590   2003
                                                              42.40             30.19       2,011,156   2002
                                                              62.57             42.40       2,697,267   2001
                                                              71.49             62.57       3,299,098   2000
                                                              39.49             71.49       2,933,967   1999
                                                              36.72             39.49       3,113,007   1998
                                                              27.63             36.72       2,462,359   1997
                                                              27.31             27.63       1,715,755   1996
                                                              20.90             27.31         582,579   1995
------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                                34.43             37.38       1,138,852   2004
                                                              27.95             34.43       1,239,242   2003
                                                              31.63             27.95       1,361,408   2002
                                                              31.39             31.63       1,710,953   2001
                                                              29.91             31.39       1,564,417   2000
                                                              27.13             29.91       1,504,814   1999
                                                              25.80             27.13       1,558,580   1998
                                                              22.32             25.80       1,200,126   1997
                                                              19.60             22.32         748,002   1996
                                                              16.38             19.60         256,681   1995
------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                              $49.51            $52.20       1,901,125   2004
                                                                         38.35             49.51       2,339,204   2003
                                                                         53.17             38.35       2,749,974   2002
                                                                         61.69             53.17       3,602,443   2001
                                                                         62.71             61.69       3,655,340   2000
                                                                         44.90             62.71       3,232,987   1999
                                                                         35.64             44.90       3,012,849   1998
                                                                         32.37             35.64       3,176,448   1997
                                                                         23.81             32.37       2,121,294   1996
                                                                         17.67             23.81         423,764   1995
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA (formerly, Oppenheimer Bond              26.29             27.35       1,877,214   2004
   Fund/VA)                                                              24.97             26.29       2,467,307   2003
                                                                         23.22             24.97       3,279,704   2002
                                                                         21.85             23.22       3,460,570   2001
                                                                         20.88             21.85       2,562,480   2000
                                                                         21.51             20.88       2,531,310   1999
                                                                         20.42             21.51       1,976,510   1998
                                                                         18.96             20.42         994,017   1997
                                                                         18.35             18.96         707,097   1996
                                                                         15.90             18.35         275,480   1995
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                                        34.90             37.50       1,466,579   2004
                                                                         28.55             34.90       1,943,412   2003
                                                                         29.67             28.55       2,202,687   2002
                                                                         29.51             29.67       2,829,310   2001
                                                                         31.09             29.51       3,134,526   2000
                                                                         30.24             31.09       3,792,914   1999
                                                                         30.57             30.24       3,720,027   1998
                                                                         29.40             30.57       2,934,974   1997
                                                                         24.31             29.40       1,091,602   1996
                                                                         20.49             24.31         561,144   1995
-----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Growth II Portfolio (formerly, PBHG Growth II             9.10              9.57       1,077,298   2004
   Portfolio)                                                             7.34              9.10       1,479,937   2003
                                                                         10.71              7.34       1,862,990   2002
                                                                         18.24             10.71       2,517,899   2001
                                                                         22.20             18.24       2,843,741   2000
                                                                         11.36             22.20       1,242,408   1999
                                                                         10.65             11.36         839,596   1998
                                                                         10.00             10.65         576,010   1997
                                                                            --                --              --   1996
                                                                            --                --              --   1995
-----------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Large Cap Growth Portfolio (formerly, PBHG Large         15.22             16.35         951,432   2004
   Cap Growth Portfolio)                                                 11.76             15.22       1,208,695   2003
                                                                         16.88             11.76       1,537,642   2002
                                                                         23.87             16.88       2,370,270   2001
                                                                         24.57             23.87       2,236,754   2000
                                                                         15.08             24.57         811,131   1999
                                                                         11.71             15.08         696,037   1998
                                                                         10.00             11.71         346,833   1997
                                                                            --                --              --   1996
                                                                            --                --              --   1995
-----------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares           $10.10            $10.45       1,668,114   2004
                                                                   10.00             10.10       1,121,098   2003
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Investors Fund -- Class I              14.21             15.46       1,309,764   2004
                                                                   10.89             14.21       1,458,598   2003
                                                                   14.35             10.89       1,659,852   2002
                                                                   15.18             14.35       1,905,832   2001
                                                                   13.36             15.18         775,796   2000
                                                                   12.14             13.36         111,934   1999
                                                                   10.00             12.14             863   1998
                                                                      --                --              --   1997
                                                                      --                --              --   1996
                                                                      --                --              --   1995
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Strategic Bond Fund -- Class I         13.54             14.24       1,499,650   2004
                                                                   12.13             13.54       1,751,506   2003
                                                                   11.30             12.13       1,801,349   2002
                                                                   10.72             11.30       1,168,074   2001
                                                                   10.13             10.72         556,622   2000
                                                                   10.24             10.13         245,779   1999
                                                                   10.00             10.24          10,094   1998
                                                                      --                --              --   1997
                                                                      --                --              --   1996
                                                                      --                --              --   1995
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Total Return Fund -- Class I           11.58             12.41         576,883   2004
                                                                   10.13             11.58         709,502   2003
                                                                   11.03             10.13         751,396   2002
                                                                   11.28             11.03         598,880   2001
                                                                   10.60             11.28         272,799   2000
                                                                   10.67             10.60         175,544   1999
                                                                   10.00             10.67          25,915   1998
                                                                      --                --              --   1997
                                                                      --                --              --   1996
                                                                      --                --              --   1995
-----------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information



     The Company...........................................................  B-3
     The Separate Account..................................................  B-4
     Additional Information About the Guarantee Account....................  B-4
     The Contracts.........................................................  B-5
        Transfer of Annuity Units..........................................  B-5
        Net Investment Factor..............................................  B-6
     Termination of Participation Agreements...............................  B-6
     Calculation of Performance Data.......................................  B-8
        Subaccount Investing in GE Investments Funds, Inc. -- Money Market
          Fund.............................................................  B-8
        Other Subaccounts..................................................  B-9
        Other Performance Data............................................. B-11
     Tax Matters........................................................... B-12
        Taxation of GE Life and Annuity Assurance Company.................. B-12
        IRS Required Distributions......................................... B-12
     General Provisions.................................................... B-13
        Using the Contracts as Collateral.................................. B-13
        The Beneficiary.................................................... B-13
        Non-Participating.................................................. B-13
        Misstatement of Age or Gender...................................... B-13
        Incontestability................................................... B-13
        Statement of Values................................................ B-14
        Trust as Owner or Beneficiary...................................... B-14
        Written Notice..................................................... B-14
     Legal Developments Regarding Employment-Related Benefit Plans......... B-14
     Regulation of GE Life and Annuity Assurance Company................... B-14
     Experts............................................................... B-15
     Financial Statements.................................................. B-15

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for GE Life & Annuity Separate Account 4, Contract Form P1150 10/98 or P1143 4/94 to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230

                       Telephone Number: (800) 352-9910


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information



     The Company...........................................................  B-3

     The Separate Account..................................................  B-4

     Additional Information About the Guarantee Account....................  B-4

     The Contracts.........................................................  B-5
        Transfer of Annuity Units..........................................  B-5
        Net Investment Factor..............................................  B-6

     Termination of Participation Agreements...............................  B-6

     Calculation of Performance Data.......................................  B-8
        Subaccount Investing in GE Investments Funds, Inc. -- Money Market
          Fund.............................................................  B-8
        Other Subaccounts.................................................. B-10
        Other Performance Data............................................. B-11

     Tax Matters........................................................... B-12
        Taxation of GE Life and Annuity Assurance Company.................. B-12
        IRS Required Distributions......................................... B-12

     General Provisions.................................................... B-13
        Using the Contracts as Collateral.................................. B-13
        The Beneficiary.................................................... B-13
        Non-Participating.................................................. B-13
        Misstatement of Age or Gender...................................... B-13
        Incontestability................................................... B-14
        Statement of Values................................................ B-14
        Trust as Owner or Beneficiary...................................... B-14
        Written Notice..................................................... B-14

     Legal Developments Regarding Employment-Related Benefit Plans......... B-14

     Regulation of GE Life and Annuity Assurance Company................... B-14

     Experts............................................................... B-15

     Financial Statements.................................................. B-15

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 as The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc.,
                      ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance
                      Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance
                      Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.



                      Our financial information, including the information contained in this Statement of Additional Information and the report filed on Form 10-K, quarterly reports on

                      Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.



                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.



                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.



THE SEPARATE          In accordance with the Board Resolution establishing the
ACCOUNT               Separate Account, such Separate Account will be divided
                      into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.



ADDITIONAL            The initial interest rate guarantee period for any
INFORMATION           allocation you make to the Guarantee Account will be one
ABOUT THE             year or longer. Subsequent interest rate guarantee
GUARANTEE             periods will each be at least one year. We may credit
ACCOUNT               additional rates of interest for specified periods from
                      time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.



TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.



                      Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.



                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.


                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.



                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.



                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.


                      PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

                      Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties.


CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNT INVESTING  From time to time, advertisements and sales literature
IN GE INVESTMENTS     may quote the yield of the Subaccount investing in the GE
FUNDS, INC. --        Investments Funds, Inc. -- Money Market Fund for a
MONEY MARKET FUND     seven-day period, in a manner which does not take into
                      consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Fund, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis.
                      The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      The effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for its corresponding portfolio.


                 Current Yield:   0.22% as of December 31, 2004

                 Effective Yield: 0.23% as of December 31, 2004


                      Yield calculations do not take into account the surrender charge under the contract, a maximum of 6% of each premium payment made during the 7 years prior to a full or partial surrender, or charges for the optional death benefit riders.

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

                        (1) We calculate unit value for each Valuation Period
                            based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

                        (2) The annual contract charge is $25, deducted at the
                            beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.1% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

                        (3) The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

                        (4) Standardized total return also considers charges
                            for all the optional death benefits.

                        (5) Standardized total return does not reflect the
                            deduction of any premium taxes.

                        (6) Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N-/1

                            where:


    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).


                      The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                      CTR = (ERV/P)-1

                      where:


  CTR =   the cumulative total return for the period.
  ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
  P   =   a hypothetical single investment of $1,000.


                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS



TAXATION OF GE LIFE   We do not expect to incur any federal income tax
AND ANNUITY           liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
                      contracts. See the "Federal Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Separate Account value would be correspondingly adjusted by any provision or charge for such taxes.


                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Maturity Date but
                            prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Maturity Date, the
                            entire interest in the contract will be distributed

                            (1) within five years after the date of that
                                owner's death, or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS


USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. See the "Federal Tax Matters" provision in the prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

                      The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF AGE   If the Annuitant's age or gender was misstated on the
OR GENDER             contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF VALUES   At least once each year, we will send you a statement of
                      values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with the Company.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of sex. The
                      contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE      Besides Federal securities laws and Virginia insurance
LIFE AND ANNUITY      law, we are subject to the insurance laws and regulations
ASSURANCE             of other states within which we are licensed to operate.
COMPANY               Generally, the Insurance Department of any other state
                      applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.



FINANCIAL             This Statement of Additional Information contains
STATEMENTS            consolidated financial statements for GE Life and Annuity
                      Assurance Company and subsidiary (the Company), as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Life & Annuity Separate
                      Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended
                      December 31, 2004. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-27

Statements of Changes in Net Assets........................................  F-55

Notes to Financial Statements.............................................. F-101

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation
Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity
Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap
Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I.
Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable

Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio --  Class II, Jennison
Portfolio -- Class II Shares, SP William Blair International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds, Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended, and their financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                 AIM V.I.         AIM V.I.         Capital         Capital        AIM V.I.       Government
                                Aggressive      Basic Value     Appreciation     Development     Core Equity     Securities
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $3,127         22,781,715      23,532,516         8,984           4,881           2,958
Dividend receivable..........         --                 --              --            --              --              --
Receivable from
  affiliate (note 4b)........         --                 --              --            --              --              --
Receivable for units sold....         --            115,868           7,866            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total assets..........      3,127         22,897,583      23,540,382         8,984           4,881           2,958
                                  ------         ----------      ----------         -----           -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --                974           1,011            --               1               1
Payable for units
  withdrawn..................         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total liabilities.....         --                974           1,011            --               1               1
                                  ------         ----------      ----------         -----           -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,127         22,896,609      23,539,371         8,984           4,880           2,957
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --              --            --              --              --
   GE Life and Annuity
     (note 4d)...............         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
Net assets                        $3,127         22,896,609      23,539,371         8,984           4,880           2,957
                                  ======         ==========      ==========         =====           =====           =====
Investments in
  securities, at cost........     $2,783         20,523,763      20,981,289         7,476           4,512           3,051
                                  ======         ==========      ==========         =====           =====           =====
Shares outstanding...........        264          1,937,221       1,037,132           612             216             245
                                  ======         ==========      ==========         =====           =====           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


                                                   AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------

                                                  AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Technology        AIM V.I.
                              Growth Fund --   Growth Fund --      Fund --         Fund --     Utilities Fund --
                              Series I shares Series II shares Series I shares Series I shares  Series I shares
                              --------------- ---------------- --------------- --------------- -----------------
Assets
Investments at fair
  market value (note 2a):....   $10,691,767       370,300        32,409,039         9,332            2,166
Dividend receivable..........            --            --                --            --               --
Receivable from
  affiliate (note 4b)........            --            --                --            --               --
Receivable for units sold....         1,301       144,358                --            --               --
                                -----------       -------        ----------         -----            -----
       Total assets..........    10,693,068       514,658        32,409,039         9,332            2,166
                                -----------       -------        ----------         -----            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           457            18             1,390             1                1
Payable for units
  withdrawn..................            --            --             1,938            --               --
                                -----------       -------        ----------         -----            -----
       Total liabilities.....           457            18             3,328             1                1
                                -----------       -------        ----------         -----            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,692,611       514,640        32,405,711         9,331            2,165
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            --                --            --               --
   GE Life and Annuity
     (note 4d)...............            --            --                --            --               --
                                -----------       -------        ----------         -----            -----
Net assets...................   $10,692,611       514,640        32,405,711         9,331            2,165
                                ===========       =======        ==========         =====            =====
Investments in
  securities, at cost........   $ 9,986,596       357,422        32,233,426         8,927            1,687
                                ===========       =======        ==========         =====            =====
Shares outstanding...........       666,154        18,845         1,521,551           751              139
                                ===========       =======        ==========         =====            =====

                                   The Alger American Fund
                              ----------------------------------
                                                      Alger
                                     Alger        American Small
                                   American       Capitalization
                              Growth Portfolio --  Portfolio --
                                Class O Shares    Class O Shares
                              ------------------- --------------
Assets
Investments at fair
  market value (note 2a):....     127,731,674       80,384,768
Dividend receivable..........              --               --
Receivable from
  affiliate (note 4b)........               7               --
Receivable for units sold....              --               --
                                  -----------       ----------
       Total assets..........     127,731,681       80,384,768
                                  -----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           5,104            3,203
Payable for units
  withdrawn..................          77,560           22,345
                                  -----------       ----------
       Total liabilities.....          82,664           25,548
                                  -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     127,506,915       80,294,452
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         142,102           64,768
   GE Life and Annuity
     (note 4d)...............              --               --
                                  -----------       ----------
Net assets...................     127,649,017       80,359,220
                                  ===========       ==========
Investments in
  securities, at cost........     150,418,510       73,288,074
                                  ===========       ==========
Shares outstanding...........       3,637,007        3,967,659
                                  ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $188,514,205           635,857             32,414,451           10,543,856
Dividend receivable..........               --                --                     --                   --
Receivable from
  affiliate (note 4b)........                2                --                     --                    1
Receivable for units sold....            8,417             1,036                  4,684                   --
                                  ------------           -------             ----------           ----------
       Total assets..........      188,522,624           636,893             32,419,135           10,543,857
                                  ------------           -------             ----------           ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            7,997                29                  1,391                  449
Payable for units
  withdrawn..................               --                --                     --                2,884
                                  ------------           -------             ----------           ----------
       Total liabilities.....            7,997                29                  1,391                3,333
                                  ------------           -------             ----------           ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $188,510,911           636,864             32,417,744           10,540,524
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................            3,716                --                     --                   --
   GE Life and Annuity
     (note 4d)...............               --                --                     --                   --
                                  ------------           -------             ----------           ----------
Net assets                        $188,514,627           636,864             32,417,744           10,540,524
                                  ============           =======             ==========           ==========
Investments in
  securities, at cost........     $160,429,001           611,723             31,235,225            8,661,123
                                  ============           =======             ==========           ==========
Shares outstanding...........        7,897,537            38,282              1,402,616              914,472
                                  ============           =======             ==========           ==========

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....      4,152,835
Dividend receivable..........             --
Receivable from
  affiliate (note 4b)........             --
Receivable for units sold....            492
                                   ---------
       Total assets..........      4,153,327
                                   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            174
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            174
                                   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      4,153,153
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................             --
   GE Life and Annuity
     (note 4d)...............             --
                                   ---------
Net assets                         4,153,153
                                   =========
Investments in
  securities, at cost........      3,796,919
                                   =========
Shares outstanding...........        275,387
                                   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  American Century Variable Portfolios, Inc.                            Dreyfus
                              -------------------------------------------------- -------------------------------------
                                                                                                         Dreyfus
                                                                                    The Dreyfus         Investment
                                                                                      Socially        Portfolios --
                                                                                 Responsible Growth       MidCap
                              VP Income & Growth    VP Ultra        VP Value       Fund, Inc. --    Stock Portfolio --
                               Fund -- Class I   Fund -- Class I Fund -- Class I   Initial Shares     Initial Shares
                              ------------------ --------------- --------------- ------------------ ------------------
Assets
Investments at fair
  market value (note 2a):....       $3,340            3,331          16,914          5,816,269            1,400
Dividend receivable..........           --               --              --                 --               --
Receivable from
  affiliate (note 4b)........           --               --              --                 --               --
Receivable for units sold....           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
       Total assets..........        3,340            3,331          16,914          5,816,269            1,400
                                    ------            -----          ------          ---------            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --                1               2                245                1
Payable for units
  withdrawn..................           --               --              --                923               --
                                    ------            -----          ------          ---------            -----
       Total liabilities.....           --                1               2              1,168                1
                                    ------            -----          ------          ---------            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $3,340            3,330          16,912          5,815,101            1,399
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --               --              --                 --               --
   GE Life and Annuity
     (note 4d)...............           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
Net assets...................       $3,340            3,330          16,912          5,815,101            1,399
                                    ======            =====          ======          =========            =====
Investments in
  securities, at cost........       $2,467            3,184          15,503          6,594,767            1,286
                                    ======            =====          ======          =========            =====
Shares outstanding...........          456              328           1,933            231,079               79
                                    ======            =====          ======          =========            =====

                              -----------------

                              Dreyfus Variable
                                 Investment
                                  Fund --
                                Money Market
                                 Portfolio
                              ----------------
Assets
Investments at fair
  market value (note 2a):....      24,261
Dividend receivable..........          10
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                   ------
       Total assets..........      24,271
                                   ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           2
Payable for units
  withdrawn..................          --
                                   ------
       Total liabilities.....           2
                                   ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      24,269
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   GE Life and Annuity
     (note 4d)...............          --
                                   ------
Net assets...................      24,269
                                   ======
Investments in
  securities, at cost........      24,261
                                   ======
Shares outstanding...........      24,261
                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                    Eaton Vance Variable Trust       Evergreen Variable Annuity Trust
                              -------------------------------------- --------------------------------
                              VT Floating- VT Income  VT Worldwide             Evergreen VA
                              Rate Income   Fund of  Health Sciences          Omega Fund --
                                  Fund      Boston        Fund                   Class 2
                              ------------ --------- --------------- --------------------------------
Assets
Investments at fair
  market value (note 2a):.... $30,850,007     --       10,250,843                148,652
Dividend receivable..........      81,254     --               --                     --
Receivable from
  affiliate (note 4b)........           1     --               --                     --
Receivable for units sold....     188,509     --           30,691                     --
                              -----------     --       ----------                -------
       Total assets..........  31,119,771     --       10,281,534                148,652
                              -----------     --       ----------                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,319     --              435                      8
Payable for units
  withdrawn..................          --     --               --                     --
                              -----------     --       ----------                -------
       Total liabilities.....       1,319     --              435                      8
                              -----------     --       ----------                -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $31,118,452     --       10,278,974                148,644
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     --            2,125                     --
   GE Life and Annuity
     (note 4d)...............          --     --               --                     --
                              -----------     --       ----------                -------
Net assets................... $31,118,452     --       10,281,099                148,644
                              ===========     ==       ==========                =======
Investments in
  securities, at cost........ $30,808,292     --        9,635,113                137,094
                              ===========     ==       ==========                =======
Shares outstanding...........   3,054,456     --          911,997                  9,233
                              ===========     ==       ==========                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                    Federated Insurance Series
                              -----------------------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income               Federated
                               Leaders    Federated     Bond        Bond       Federated    Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                               Primary     Income      Primary     Service   Small Company  Service
                                Shares     Fund II     Shares      Shares       Fund II      Shares
                              ----------- ---------- ----------- ----------- ------------- ----------
Assets
Investments at fair
  market value (note 2a):.... $64,104,103 24,118,060 67,280,915  46,249,537       --       31,894,978
Dividend receivable..........          --         --         --          --       --               --
Receivable from
  affiliate (note 4b)........          --         --          1           1       --               --
Receivable for units sold....          --         --      8,290      30,384       --           62,489
                              ----------- ---------- ----------  ----------       --       ----------
       Total assets..........  64,104,103 24,118,060 67,289,206  46,279,922       --       31,957,467
                              ----------- ---------- ----------  ----------       --       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,540        946      2,680       1,977       --            1,347
Payable for units
  withdrawn..................      26,928          5         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
       Total liabilities.....      29,468        951      2,680       1,977       --            1,347
                              ----------- ---------- ----------  ----------       --       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $64,074,635 24,113,838 67,209,050  46,277,945       --       31,956,120
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      3,271     77,476          --       --               --
   GE Life and Annuity
     (note 4d)...............          --         --         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
Net assets................... $64,074,635 24,117,109 67,286,526  46,277,945       --       31,956,120
                              =========== ========== ==========  ==========       ==       ==========
Investments in
  securities, at cost........ $57,597,215 27,055,842 63,771,999  43,315,754       --       28,031,031
                              =========== ========== ==========  ==========       ==       ==========
Shares outstanding...........   3,101,311  2,719,060  8,204,990   5,660,898       --        2,444,060
                              =========== ========== ==========  ==========       ==       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                  Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                                                                      VIP Dynamic
                                              VIP Asset                      VIP        Capital
                                VIP Asset    Manager/SM        VIP      Contrafund(R) Appreciation  VIP Equity-
                               Manager/SM/  /Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                              Portfolio --     Service    Portfolio --     Service      Service    Portfolio --
                              Initial Class    Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------- ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):.... $177,990,505    6,368,149    373,241,105   126,126,012   1,348,151    424,197,793
Dividend receivable..........           --           --             --            --          --             --
Receivable from
  affiliate (note 4b)........           --           --             --             1          --             --
Receivable for units sold....           --           76             --        18,018          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total assets..........  177,990,505    6,368,225    373,241,105   126,144,031   1,348,151    424,197,793
                              ------------    ---------    -----------   -----------   ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        6,109          317         14,729         5,389          59         16,291
Payable for units
  withdrawn..................      106,874           --         53,412            --          --        111,348
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total liabilities.....      112,983          317         68,141         5,389          59        127,639
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $177,744,843    6,367,908    373,090,104   126,138,642   1,348,092    423,912,170
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      132,679           --         82,860            --          --        157,984
   GE Life and Annuity
     (note 4d)...............           --           --             --            --          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets................... $177,877,522    6,367,908    373,172,964   126,138,642   1,348,092    424,070,154
                              ============    =========    ===========   ===========   =========    ===========
Investments in
  securities, at cost........ $178,598,188    6,104,196    308,027,460   103,500,387   1,270,285    363,534,662
                              ============    =========    ===========   ===========   =========    ===========
Shares outstanding...........   11,985,893      434,983     14,021,078     4,786,566     189,613     16,720,449
                              ============    =========    ===========   ===========   =========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                  Income         Income         Income      Opportunities  VIP Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                              --------------- ------------- --------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):....  $135,301,291    96,781,856     32,923,050     30,779,548    232,549,956
Dividend receivable..........            --            --             --             --             --
Receivable from
  affiliate (note 4b)........            --            --             --             --              3
Receivable for units sold....        81,270            --          5,017             --             --
                               ------------    ----------     ----------     ----------    -----------
       Total assets..........   135,382,561    96,781,856     32,928,067     30,779,548    232,549,959
                               ------------    ----------     ----------     ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,795         3,874          1,408          1,225          8,885
Payable for units
  withdrawn..................            --        21,728             --         16,237        152,145
                               ------------    ----------     ----------     ----------    -----------
       Total liabilities.....         5,795        25,602          1,408         17,462        161,030
                               ------------    ----------     ----------     ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $135,376,766    96,749,803     32,926,659     30,762,086    232,355,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --         6,451             --             --         33,206
   GE Life and Annuity
     (note 4d)...............            --            --             --             --             --
                               ------------    ----------     ----------     ----------    -----------
Net assets...................  $135,376,766    96,756,254     32,926,659     30,762,086    232,388,929
                               ============    ==========     ==========     ==========    ===========
Investments in
  securities, at cost........  $113,431,092    94,133,795     29,674,828     31,738,740    253,990,779
                               ============    ==========     ==========     ==========    ===========
Shares outstanding...........     5,392,638     6,957,718      2,401,389      1,915,342      7,264,916
                               ============    ==========     ==========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                         Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                             VIP Value
                                VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $55,295,601      37,416       191,006,277    83,774,623      1,594,742
Dividend receivable..........            --          --                --            --             --
Receivable from
  affiliate (note 4b)........             4          --                --             1             --
Receivable for units sold....         2,680          --           418,236        20,982             --
                                -----------      ------       -----------    ----------      ---------
       Total assets..........    55,298,285      37,416       191,424,513    83,795,606      1,594,742
                                -----------      ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,360           2             8,008         3,176             70
Payable for units
  withdrawn..................            --          --                --            --             34
                                -----------      ------       -----------    ----------      ---------
       Total liabilities.....         2,360           2             8,008         3,176            104
                                -----------      ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $55,295,925      37,414       191,410,415    83,792,430      1,594,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          --             6,090            --             --
   GE Life and Annuity
     (note 4d)...............            --          --                --            --             --
                                -----------      ------       -----------    ----------      ---------
Net assets...................   $55,295,925      37,414       191,416,505    83,792,430      1,594,638
                                ===========      ======       ===========    ==========      =========
Investments in
  securities, at cost........   $51,500,594      24,346       144,754,016    67,261,865      1,442,343
                                ===========      ======       ===========    ==========      =========
Shares outstanding...........     1,747,649       1,240         6,392,446     4,781,657        112,782
                                ===========      ======       ===========    ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------
                                                                                 Templeton
                                                           Templeton  Templeton    Global
                              Franklin Large Mutual Shares  Foreign    Foreign     Asset
                                Cap Growth    Securities   Securities Securities Allocation
                                Securities      Fund --     Fund --    Fund --    Fund --
                                 Fund --        Class 2     Class I    Class 2    Class 2
                              Class 2 Shares    Shares       Shares     Shares     Shares
                              -------------- ------------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $1,238           1        155,926     23,604       --
Dividend receivable..........         --          --             --         --       --
Receivable from
  affiliate (note 4b)........         --          --             --         --       --
Receivable for units sold....         --          --          3,917         --       --
                                  ------          --        -------     ------       --
       Total assets..........      1,238           1        159,843     23,604       --
                                  ------          --        -------     ------       --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --           1              7          2       --
Payable for units
  withdrawn..................         --          --             --         --       --
                                  ------          --        -------     ------       --
       Total liabilities.....         --           1              7          2       --
                                  ------          --        -------     ------       --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $1,238          --        159,836     23,602       --
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --             --         --       --
   GE Life and Annuity
     (note 4d)...............         --          --             --         --       --
                                  ------          --        -------     ------       --
Net assets...................     $1,238          --        159,836     23,602       --
                                  ======          ==        =======     ======       ==
Investments in
  securities, at cost........     $1,191          --        155,142     20,157       --
                                  ======          ==        =======     ======       ==
Shares outstanding...........         83          --         10,731      1,645       --
                                  ======          ==        =======     ======       ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                Global                International   Mid-Cap     Money        Premier
                                Income      Income       Equity       Equity      Market    Growth Equity
                                 Fund        Fund         Fund         Fund        Fund         Fund
                              ----------- ----------- ------------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2a):.... $15,876,902 126,636,774  44,729,846   224,687,319 254,000,281  127,170,537
Dividend receivable..........          --          --          --            --     395,845           --
Receivable from
  affiliate (note 4b)........          --           1          --             5           3           --
Receivable for units sold....          --          --     118,262            --          --       78,558
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total assets..........  15,876,902 126,636,775  44,848,108   224,687,324 254,396,129  127,249,095
                              ----------- -----------  ----------   ----------- -----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         314       5,143       1,130         9,268      10,361        5,299
Payable for units
  withdrawn..................           1       1,278          --         2,541     907,147           --
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total liabilities.....         315       6,421       1,130        11,809     917,508        5,299
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 8,329,336 126,630,354  28,421,065   224,629,789 253,447,618  127,003,550
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          --        45,726      31,003      240,246
   GE Life and Annuity
     (note 4d)...............   7,547,251          --  16,425,913            --          --           --
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets................... $15,876,587 126,630,354  44,846,978   224,675,515 253,478,621  127,243,796
                              =========== ===========  ==========   =========== ===========  ===========
Investments in
  securities, at cost........ $14,376,833 133,521,726  37,935,077   199,863,823 254,000,281  111,472,285
                              =========== ===========  ==========   =========== ===========  ===========
Shares outstanding...........   1,308,895  10,337,696   4,582,976    12,257,901 254,000,281    1,696,738
                              =========== ===========  ==========   =========== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate  S&P 500(R)   Small-Cap     Total        U.S.       Value
                              Securities     Index     Value Equity   Return      Equity      Equity
                                 Fund         Fund         Fund        Fund        Fund        Fund
                              ------------ ----------- ------------ ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2a):.... $137,236,069 543,757,474 109,269,372  498,138,606 101,830,456 34,466,735
Dividend receivable..........           --          --          --           --          --         --
Receivable from
  affiliate (note 4b)........            1          10           2           --           2         --
Receivable for units sold....      150,803          --      33,679    1,092,252          --     88,963
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total assets..........  137,386,873 543,757,484 109,303,053  499,230,858 101,830,458 34,555,698
                              ------------ ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,520      22,064       4,628       21,544       4,241      1,479
Payable for units
  withdrawn..................           --     438,921          --           --      39,023         --
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total liabilities.....        5,520     460,985       4,628       21,544      43,264      1,479
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $137,381,353 543,192,219 109,298,425  499,202,648 101,648,441 34,554,219
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --     104,280          --        6,666     138,753         --
   GE Life and Annuity
     (note 4d)...............           --          --          --           --          --         --
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets................... $137,381,353 543,296,499 109,298,425  499,209,314 101,787,194 34,554,219
                              ============ =========== ===========  =========== =========== ==========
Investments in
  securities, at cost........ $122,594,496 508,196,296  99,780,454  467,914,365  92,933,400 29,872,729
                              ============ =========== ===========  =========== =========== ==========
Shares outstanding...........    7,023,340  24,383,743   8,022,715   31,192,148   3,029,767  3,527,813
                              ============ =========== ===========  =========== =========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         Greenwich
                              Goldman Sachs Variable   Street Series
                                  Insurance Trust           Fund                        Janus Aspen Series
                              ----------------------- ---------------- -----------------------------------------------------
                                                          Salomon
                                                          Brothers                                   Capital      Capital
                                Goldman    Goldman        Variable       Balanced      Balanced   Appreciation  Appreciation
                                 Sachs      Sachs        Aggressive    Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Growth and   Mid Cap         Growth      Institutional   Service    Institutional   Service
                              Income Fund Value Fund  Fund -- Class II    Shares        Shares       Shares        Shares
                              ----------- ----------- ---------------- ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $34,832,784 191,708,578    5,884,209      341,276,387  125,982,885   149,767,154   24,591,364
Dividend receivable..........          --          --           --               --           --            --           --
Receivable from
  affiliate (note 4b)........          --           4           --               --           --            --           --
Receivable for units sold....     164,114          --       14,486               --       44,290            --        7,306
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total assets..........  34,996,898 191,708,582    5,898,695      341,276,387  126,027,175   149,767,154   24,598,670
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,399       7,658          254           13,461        5,415         6,051        1,047
Payable for units
  withdrawn..................          --      44,803           --          168,758           --        38,668           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total liabilities.....       1,399      52,461          254          182,219        5,415        44,719        1,047
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $34,995,499 191,656,121    5,898,441      341,085,659  126,021,760   149,452,381   24,597,623
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --           --            8,509           --       270,054           --
   GE Life and Annuity
     (note 4d)...............          --          --           --               --           --            --           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets................... $34,995,499 191,656,121    5,898,441      341,094,168  126,021,760   149,722,435   24,597,623
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Investments in
  securities, at cost........ $29,707,327 162,894,611    5,404,790      325,483,297  114,664,149   147,035,666   20,869,772
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Shares outstanding...........   2,974,619  12,546,373      279,535       13,992,472    4,991,398     6,093,049    1,008,256
                              =========== ===========    =========      ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                                                         Global Life       Global
                                  Core Equity        Flexible Income       Sciences      Technology          Growth
                                  Portfolio --         Portfolio --      Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Institutional Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....        $6,225             54,729,466        15,258,211     15,948,030       196,666,273
Dividend receivable..........            --                     --                --             --                --
Receivable from
  affiliate (note 4b)........            --                      1                --              2                --
Receivable for units sold....            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
       Total assets..........         6,225             54,729,467        15,258,211     15,948,032       196,666,273
                                     ------             ----------        ----------     ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             1                  2,159               632            645             7,701
Payable for units
  withdrawn..................            --                 14,075            24,730         21,191            80,284
                                     ------             ----------        ----------     ----------       -----------
       Total liabilities.....             1                 16,234            25,362         21,836            87,985
                                     ------             ----------        ----------     ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $6,224             54,713,233        15,232,849     15,922,913       196,533,671
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                     --                --          3,283            44,617
   GE Life and Annuity
     (note 4d)...............            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
Net assets...................        $6,224             54,713,233        15,232,849     15,926,196       196,578,288
                                     ======             ==========        ==========     ==========       ===========
Investments in
  securities, at cost........        $5,491             56,058,212        13,803,576     15,778,698       212,828,012
                                     ======             ==========        ==========     ==========       ===========
Shares outstanding...........           338              4,508,193         1,938,782      4,492,403         9,799,017
                                     ======             ==========        ==========     ==========       ===========

                              ---------------

                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   16,681,317
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   16,681,317
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          714
Payable for units
  withdrawn..................      169,122
                                ----------
       Total liabilities.....      169,836
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   16,511,481
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   16,511,481
                                ==========
Investments in
  securities, at cost........   16,448,692
                                ==========
Shares outstanding...........      840,792
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                 International     International        Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $96,356,563        25,981,651       136,640,617        15,384,913       225,962,856
Dividend receivable..........              --                --                --                --                --
Receivable from
  affiliate (note 4b)........              --                --                --                --                 2
Receivable for units sold....              --                --                --           166,132                --
                                  -----------        ----------       -----------        ----------       -----------
       Total assets..........      96,356,563        25,981,651       136,640,617        15,551,045       225,962,858
                                  -----------        ----------       -----------        ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           3,803             1,102             5,407               655             8,743
Payable for units
  withdrawn..................         201,216               308            48,927                --           258,348
                                  -----------        ----------       -----------        ----------       -----------
       Total liabilities.....         205,019             1,410            54,334               655           267,091
                                  -----------        ----------       -----------        ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $96,024,774        25,980,241       136,368,561        15,550,390       225,567,538
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         126,770                --           217,722                --           128,229
   GE Life and Annuity
     (note 4d)...............              --                --                --                --                --
                                  -----------        ----------       -----------        ----------       -----------
Net assets...................     $96,151,544        25,980,241       136,586,283        15,550,390       225,695,767
                                  ===========        ==========       ===========        ==========       ===========
Investments in
  securities, at cost........     $79,254,593        20,996,980       159,631,679        13,765,502       260,600,838
                                  ===========        ==========       ===========        ==========       ===========
Shares outstanding...........       3,545,127           964,427         5,287,950           606,661         8,437,747
                                  ===========        ==========       ===========        ==========       ===========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   20,556,413
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....        1,468
                                ----------
       Total assets..........   20,557,881
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          876
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          876
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,557,005
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   20,557,005
                                ==========
Investments in
  securities, at cost........   20,250,959
                                ==========
Shares outstanding...........      772,217
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2a):....  $51,390        412      20,783     1,579        --
Dividend receivable..........       --         --          --        --        --
Receivable from
  affiliate (note 4b)........       --         --          --        --        --
Receivable for units sold....       --      6,000      23,000     6,000     6,000
                               -------      -----      ------     -----     -----
       Total assets..........   51,390      6,412      43,783     7,579     6,000
                               -------      -----      ------     -----     -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3         --           2        --        --
Payable for units
  withdrawn..................       --         --          --        --        --
                               -------      -----      ------     -----     -----
       Total liabilities.....        3         --           2        --        --
                               -------      -----      ------     -----     -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,387      6,412      43,781     7,579     6,000
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --         --          --        --        --
   GE Life and Annuity
     (note 4d)...............       --         --          --        --        --
                               -------      -----      ------     -----     -----
Net assets...................  $51,387      6,412      43,781     7,579     6,000
                               =======      =====      ======     =====     =====
Investments in
  securities, at cost........  $52,502        373      19,403     1,268        --
                               =======      =====      ======     =====     =====
Shares outstanding...........    4,223         37         802        88        --
                               =======      =====      ======     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------- --------------------------------------------
                                Merrill   Merrill Lynch                        MFS(R)
                              Lynch Basic   Large Cap        Merrill          Investors        MFS(R)       MFS(R) New
                              Value V.I.   Growth V.I.     Lynch Value         Growth         Investors     Discovery
                                Fund --      Fund --    Opportunities V.I. Stock Series -- Trust Series --  Series --
                               Class III    Class III        Fund --           Service         Service       Service
                                Shares       Shares      Class III Shares   Class Shares    Class Shares   Class Shares
                              ----------- ------------- ------------------ --------------- --------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $2,636,331     376,083        1,323,175        26,997,227      22,280,131     42,209,036
Dividend receivable..........         --          --               --                --              --             --
Receivable from
  affiliate (note 4b)........         --          --               --                --              --              2
Receivable for units sold....         --          --           27,309            12,262           8,473             --
                              ----------     -------        ---------        ----------      ----------     ----------
       Total assets..........  2,636,331     376,083        1,350,484        27,009,489      22,288,604     42,209,038
                              ----------     -------        ---------        ----------      ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        117          16               61             1,145             953          1,781
Payable for units
  withdrawn..................         44          --               --                --              --        126,534
                              ----------     -------        ---------        ----------      ----------     ----------
       Total liabilities.....        161          16               61             1,145             953        128,315
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $2,636,170     376,067        1,350,423        27,002,415      22,287,651     42,076,840
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --               --             5,929              --          3,883
   GE Life and Annuity
     (note 4d)...............         --          --               --                --              --             --
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets................... $2,636,170     376,067        1,350,423        27,008,344      22,287,651     42,080,723
                              ==========     =======        =========        ==========      ==========     ==========
Investments in
  securities, at cost........ $2,490,386     341,768        1,565,623        24,925,653      19,432,258     37,739,067
                              ==========     =======        =========        ==========      ==========     ==========
Shares outstanding...........    168,026      37,797          147,019         2,890,495       1,238,473      2,869,411
                              ==========     =======        =========        ==========      ==========     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              MFS(R) Variable Insurance Trust (continued)  Nations Separate Account Trust
                              ------------------------------------------  --------------------------------
                                                MFS(R) Total    MFS(R)
                              MFS(R) Strategic     Return     Utilities                    Nations Marsico
                              Income Series --   Series --    Series --                     International
                                  Service         Service      Service    Nations Marsico   Opportunities
                                Class Shares    Class Shares Class Shares Growth Portfolio    Portfolio
                              ----------------  ------------ ------------ ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....       $ 1            31,200     38,741,370     35,076,449      34,407,030
Dividend receivable..........        --                --             --             --              --
Receivable from
  affiliate (note 4b)........        --                 1              2              1              --
Receivable for units sold....        --                --         45,247        120,653         114,523
                                    ---            ------     ----------     ----------      ----------
       Total assets..........         1            31,201     38,786,619     35,197,103      34,521,553
                                    ---            ------     ----------     ----------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1                 2          1,651          1,500           1,476
Payable for units
  withdrawn..................        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
       Total liabilities.....         1                 2          1,651          1,500           1,476
                                    ---            ------     ----------     ----------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $--            31,199     38,784,968     35,195,603      34,516,301
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --                --             --             --           3,776
   GE Life and Annuity
     (note 4d)...............        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
Net assets...................       $--            31,199     38,784,968     35,195,603      34,520,077
                                    ===            ======     ==========     ==========      ==========
Investments in
  securities, at cost........       $--            24,913     29,995,275     30,765,164      30,670,701
                                    ===            ======     ==========     ==========      ==========
Shares outstanding...........        --             1,468      1,906,563      2,106,694       2,185,961
                                    ===            ======     ==========     ==========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                                                                                                Oppenheimer
                               Oppenheimer   Oppenheimer Aggressive Oppenheimer     Oppenheimer     Oppenheimer   Capital
                                Aggressive     Growth Fund/VA --     Balanced   Balanced Fund/VA --    Bond     Appreciation
                              Growth Fund/VA     Service Shares       Fund/VA     Service Shares      Fund/VA     Fund/VA
                              -------------- ---------------------- ----------- ------------------- ----------- ------------
Assets
Investments at fair
  market value (note 2a):....  $103,516,141        5,607,514        81,217,983       9,376,606      83,726,610  171,524,199
Dividend receivable..........            --               --                --              --              --           --
Receivable from
  affiliate (note 4b)........            --               --                 1              --              --           --
Receivable for units sold....            --            4,738                --           2,995              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total assets..........   103,516,141        5,612,252        81,217,984       9,379,601      83,726,610  171,524,199
                               ------------        ---------        ----------       ---------      ----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,913              238             3,122             450           3,272        6,669
Payable for units
  withdrawn..................        77,171               --            10,207              --         124,444      107,775
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total liabilities.....        81,084              238            13,329             450         127,716      114,444
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $103,371,904        5,612,014        81,204,655       9,379,151      83,598,894  171,283,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        63,153               --                --              --              --      126,052
   GE Life and Annuity
     (note 4d)...............            --               --                --              --              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets...................  $103,435,057        5,612,014        81,204,655       9,379,151      83,598,894  171,409,755
                               ============        =========        ==========       =========      ==========  ===========
Investments in
  securities, at cost........  $106,089,773        4,929,009        71,345,207       8,819,393      81,591,492  159,886,926
                               ============        =========        ==========       =========      ==========  ===========
Shares outstanding...........     2,354,245          128,495         4,681,152         543,256       7,280,575    4,637,042
                               ============        =========        ==========       =========      ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                   PBHG Insurance Series
                                         Oppenheimer Variable Account Funds (continued)                 Fund, Inc.
                              -------------------------------------------------------------------- ---------------------
                                                   Oppenheimer                         Oppenheimer
                                                     Global                Oppenheimer Main Street
                                  Oppenheimer      Securities              Main Street  Small Cap               PBHG
                              Capital Appreciation Fund/VA --  Oppenheimer Fund/VA --  Fund/VA --    PBHG     Large Cap
                                   Fund/VA --        Service   High Income   Service     Service   Growth II   Growth
                                 Service Shares      Shares      Fund/VA     Shares      Shares    Portfolio  Portfolio
                              -------------------- ----------- ----------- ----------- ----------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $13,375,708      103,230,768 89,904,823  58,639,217  24,610,718  11,046,654 17,037,198
Dividend receivable..........              --               --         --          --          --          --         --
Receivable from
  affiliate (note 4b)........              --               --         --          --          --          --         --
Receivable for units sold....          90,171           73,239         --      11,115      42,924          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total assets..........      13,465,879      103,304,007 89,904,823  58,650,332  24,653,642  11,046,654 17,037,198
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             572            4,385      3,458       2,505       1,048         422        648
Payable for units
  withdrawn..................              --               --     12,615          --          --      28,365     27,974
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total liabilities.....             572            4,385     16,073       2,505       1,048      28,787     28,622
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $13,465,307      103,295,796 89,881,375  58,647,827  24,652,594  10,996,801 17,008,576
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --            3,826      7,375          --          --      21,066         --
   GE Life and Annuity
     (note 4d)...............              --               --         --          --          --          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets...................     $13,465,307      103,299,622 89,888,750  58,647,827  24,652,594  11,017,867 17,008,576
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Investments in
  securities, at cost........     $12,226,501       80,377,527 88,719,991  50,505,821  21,016,227  10,861,608 16,381,204
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Shares outstanding...........         364,163        3,519,631 10,216,457   2,832,812   1,541,059   1,054,070    958,223
                                  ===========      =========== ==========  ==========  ==========  ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               PIMCO Variable Insurance Trust
                                ------------------------------------------------------------
                                 Foreign Bond
                                  Portfolio                      Long-Term
                                 (U.S. Dollar    High Yield   U.S. Government  Total Return
                                  Hedged) --    Portfolio --   Portfolio --    Portfolio --
                                Administrative Administrative Administrative  Administrative
                                 Class Shares   Class Shares   Class Shares    Class Shares
                                -------------- -------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):......  $10,797,206    102,923,095     66,271,210     272,951,216
Dividend receivable............       19,967        558,517        201,806         594,204
Receivable from
  affiliate (note 4b)..........           --              1              3              --
Receivable for units sold......           --         31,469         11,742         232,791
                                 -----------    -----------     ----------     -----------
       Total assets............   10,817,173    103,513,082     66,484,761     273,778,211
                                 -----------    -----------     ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).......          461          4,415          2,848          11,648
Payable for units
  withdrawn....................      174,235             --             --              --
                                 -----------    -----------     ----------     -----------
       Total liabilities.......      174,696          4,415          2,848          11,648
                                 -----------    -----------     ----------     -----------
Net assets attributable
  to:
       Variable deferred
         annuity
         contract owners
         in the
         accumulation
         period................  $10,642,477    103,506,574     66,481,913     273,764,520
       Variable deferred
         annuity
         contract owners
         in the
         annuitization
         period................           --          2,093             --           2,043
       GE Life and
         Annuity (note 4d).....           --             --             --              --
                                 -----------    -----------     ----------     -----------
Net assets.....................  $10,642,477    103,508,667     66,481,913     273,766,563
                                 ===========    ===========     ==========     ===========
Investments in
  securities, at cost..........  $10,684,791     96,979,157     65,756,239     268,561,521
                                 ===========    ===========     ==========     ===========
Shares outstanding.............    1,063,764     12,252,749      5,922,360      25,970,620
                                 ===========    ===========     ==========     ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         The Prudential Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                                                            SP William Blair        SP Prudential
                              Jennison 20/20 Focus  Jennison Portfolio -- International Growth  U.S. Emerging Growth
                              Portfolio -- Class II    Class II Shares    Portfolio -- Class II Portfolio -- Class II
                              --------------------- --------------------- --------------------- ---------------------
Assets
Investments at fair
  market value (note 2a):....      $1,697,301             1,149,608              17,636                95,187
Dividend receivable..........              --                    --                  --                    --
Receivable from
  affiliate (note 4b)........              --                    --                  --                    --
Receivable for units sold....             392                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total assets..........       1,697,693             1,149,608              17,636                95,187
                                   ----------             ---------              ------                ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              72                    51                   1                     4
Payable for units
  withdrawn..................              --                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total liabilities.....              72                    51                   1                     4
                                   ----------             ---------              ------                ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      $1,697,621             1,149,557              17,635                95,183
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                    --                  --                    --
   GE Life and Annuity
     (note 4d)...............              --                    --                  --                    --
                                   ----------             ---------              ------                ------
Net assets...................      $1,697,621             1,149,557              17,635                95,183
                                   ==========             =========              ======                ======
Investments in
  securities, at cost........      $1,526,487             1,041,213              12,229                81,771
                                   ==========             =========              ======                ======
Shares outstanding...........         138,782                63,974               2,605                11,958
                                   ==========             =========              ======                ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                              -------------------- -------------------------------------------------------------------
                                                   Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                       Variable         Variable         Variable         Variable
                                                       All Cap         Investors      Strategic Bond    Total Return
                                    OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                              -------------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2a):....     $14,026,561         14,304,905       52,774,895       47,439,635       17,839,179
Dividend receivable..........              --                 --               --               --               --
Receivable from
  affiliate (note 4b)........               1                  1               --               --               --
Receivable for units sold....           2,129             46,453               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
       Total assets..........      14,028,691         14,351,359       52,774,895       47,439,635       17,839,179
                                  -----------         ----------       ----------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             598                611            2,119            1,900              728
Payable for units
  withdrawn..................              --                 --           22,106          263,622              244
                                  -----------         ----------       ----------       ----------       ----------
       Total liabilities.....             598                611           24,225          265,522              972
                                  -----------         ----------       ----------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $14,028,093         14,350,748       52,680,059       47,174,113       17,838,207
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                 --           70,611               --               --
   GE Life and Annuity
     (note 4d)...............              --                 --               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
Net assets...................     $14,028,093         14,350,748       52,750,670       47,174,113       17,838,207
                                  ===========         ==========       ==========       ==========       ==========
Investments in
  securities, at cost........     $12,398,986         13,281,101       46,879,923       47,635,636       16,525,090
                                  ===========         ==========       ==========       ==========       ==========
Shares outstanding...........         974,744            848,956        3,821,499        4,360,261        1,582,891
                                  ===========         ==========       ==========       ==========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                         Van Kampen Life
                                           Scudder Variable Series II                    Investment Trust
                              ---------------------------------------------------- ----------------------------
                                                                       SVS Dreman
                                                                       Small Cap
                                                      SVS Dreman         Value       Comstock
                              Scudder Technology      High Return     Portfolio -- Portfolio -- Emerging Growth
                              Growth Portfolio -- Equity Portfolio --   Class B      Class II    Portfolio --
                                Class B Shares      Class B Shares       Shares       Shares    Class II Shares
                              ------------------- ------------------- ------------ ------------ ---------------
Assets
Investments at fair
  market value (note 2a):....        $578                5,763             --       69,002,883     9,772,085
Dividend receivable..........          --                   --             --               --            --
Receivable from
  affiliate (note 4b)........          --                   --             --                2            --
Receivable for units sold....          --                   --             --          254,311        88,973
                                     ----                -----             --       ----------     ---------
       Total assets..........         578                5,763             --       69,257,196     9,861,058
                                     ----                -----             --       ----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1                    1             --            2,945           413
Payable for units
  withdrawn..................          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
       Total liabilities.....           1                    1             --            2,945           413
                                     ----                -----             --       ----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $577                5,762             --       69,250,554     9,860,645
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --                   --             --            3,697            --
   GE Life and Annuity
     (note 4d)...............          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
Net assets...................        $577                5,762             --       69,254,251     9,860,645
                                     ====                =====             ==       ==========     =========
Investments in
  securities, at cost........        $516                5,174             --       58,802,456     8,635,676
                                     ====                =====             ==       ==========     =========
Shares outstanding...........          65                  456             --        5,040,386       378,177
                                     ====                =====             ==       ==========     =========

                See accompanying notes to financial statements

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                              AIM Variable Insurance Funds
                            ---------------------------------------------------------------
                                                                AIM V.I.        AIM V.I.
                               AIM V.I.         AIM V.I.         Capital         Capital
                              Aggressive      Basic Value     Appreciation     Development
                            Growth Fund --      Fund --          Fund --         Fund --
                            Series I shares Series II shares Series I shares Series I shares
                            --------------- ---------------- --------------- ---------------
                                              Year ended December 31, 2004
                            ---------------------------------------------------------------
   Income -- Ordinary
     dividends.............     $   --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............         --            69,707           90,743            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............         --             4,293           12,237            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............        103                --               27           139
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............         --            42,051          150,536            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............         --            38,841           71,793            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............         --            86,539           16,966            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............         --             3,987            1,922            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............         --             2,755               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............         --               474               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............         --             1,616              858            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............         --                55               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............         --             1,027               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............         --                68               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............         --                --               --            --
                                ------         ---------        ---------         -----
Net investment income
  (expense)................       (103)         (251,413)        (345,082)         (139)
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................      2,178           259,606          272,017         3,510
   Change in unrealized
     appreciation
     (depreciation)........        293         1,661,209        1,163,768           586
   Capital gain
     distributions.........         --                --               --            --
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments...........      2,471         1,920,815        1,435,785         4,096
                                ------         ---------        ---------         -----
Increase (decrease) in
  net assets from
  operations...............     $2,368         1,669,402        1,090,703         3,957
                                ======         =========        =========         =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance Funds (continued)
                          --------------------------------------------------------------------------------
                                             AIM V.I.
                             AIM V.I.       Government                        AIM V.I.         AIM V.I.
                            Core Equity     Securities       AIM V.I.       International   Premier Equity
                              Fund --         Fund --     Growth Fund --   Growth Fund --       Fund --
                          Series I shares Series I shares Series I shares Series II shares  Series I shares
                          --------------- --------------- --------------- ----------------- ---------------
                                                                             Period from      Year ended
                                                                           November 15 to    December 31,
                                   Year ended December 31, 2004           December 31, 2004      2004
                          ----------------------------------------------  ----------------- ---------------
 Income -- Ordinary
   dividends.............      $ 46              111               --           1,500            146,832
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        --               --           37,853              69            175,476
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        --               --            4,649              --             13,545
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        23              443               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............        --               --           90,066             110            225,495
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        --               --           32,963              32             96,005
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............        --               --               --              42              9,845
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        --               --               --              28                326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............        --               --               --             123                689
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............        --               --               --              --                233
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............        --               --               --              --                 45
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............        --               --               --               7                  5
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............        --               --               --              54                  6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net investment income
 (expense)...............        23             (332)        (165,531)          1,035           (374,838)
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         1           (3,108)          19,980             555           (522,564)
 Change in unrealized
   appreciation
   (depreciation)........       269            7,321          799,135          12,878          2,089,583
 Capital gain
   distributions.........        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments..........       270            4,213          819,115          13,433          1,567,019
                               ----           ------         --------          ------          ---------
Increase (decrease) in
 net assets from
 operations..............      $293            3,881          653,584          14,468          1,192,181
                               ====           ======         ========          ======          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          AIM Variable Insurance Funds (continued)      The Alger American Fund
                          ---------------------------------------- ---------------------------------
                                                                                           Alger
                             AIM V.I.                                     Alger        American Small
                            Technology            AIM V.I.              American       Capitalization
                              Fund --         Utilities Fund --    Growth Portfolio --  Portfolio --
                          Series I shares      Series I shares       Class O Shares    Class O Shares
                          ---------------     -----------------    ------------------- --------------
                                     Year ended                                Year ended
                                  December 31, 2004                        December 31, 2004
                          ---------------------------------------- ---------------------------------
 Income -- Ordinary
   dividends.............     $   --                  60                        --               --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............         --                  --                    79,277           55,506
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............         --                  --                 1,076,313          652,549
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............         --                  --                   745,788          392,553
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --                  --                    85,688           46,202
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        164                  14                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net investment income
 (expense)...............       (164)                 46                (1,987,066)      (1,146,810)
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,834                   2               (12,934,583)        (724,311)
 Change in unrealized
   appreciation
   (depreciation)........        647                 367                19,195,753       12,329,829
 Capital gain
   distributions.........         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      5,481                 369                 6,261,170       11,605,518
                              ------                 ---               -----------       ----------
Increase (decrease) in
 net assets from
 operations..............     $5,317                 415                 4,274,104       10,458,708
                              ======                 ===               ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                        -------------------------------------------------------------------------------------------------------
                         AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                         Growth and Income   International Value     Premier Growth      Small Cap Growth        Technology
                        Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                        -------------------- -------------------- -------------------- -------------------- --------------------
                                                 Period from
                             Year ended         November 15 to
                         December 31, 2004    December 31, 2004                    Year ended December 31, 2004
                        -------------------- -------------------- -------------------------------------------------------------
 Income -- Ordinary
   dividends...........     $ 1,308,809                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a)...........          17,359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a)...........         171,514                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a)...........         828,260                259               149,543               31,027              16,397
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a)...........          94,997                 --                 8,395               11,762               1,267
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a)...........         982,756                120               194,590               67,500              12,838
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a)...........         473,589                 72                94,773               22,808               4,431
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type VIII (note 4a).              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a)...........         166,241                103                20,882                   --              18,311
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a)...........           4,067                  5                   147                   --                 174
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a)...........           1,645                 56                   429                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a)...........             632                 56                   108                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type
   XIII (note 4a)......           3,554                104                   958                   --                 110
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a)...........             598                 --                    30                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a)...........             359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVII (note 4a).               5                  3                     6                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVIII (note 4a)              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net investment income
 (expense).............      (1,436,767)              (778)             (469,861)            (133,097)            (53,528)
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments:
 Net realized gain
   (loss)..............       4,781,889                378              (353,613)             467,078              50,732
 Change in unrealized
   appreciation
   (depreciation)......      12,527,216             24,134             2,832,762              833,062             175,844
 Capital gain
   distributions.......              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments.      17,309,105             24,512             2,479,149            1,300,140             226,576
                            -----------             ------             ---------            ---------             -------
Increase (decrease) in
 net assets from
 operations............     $15,872,338             23,734             2,009,288            1,167,043             173,048
                            ===========             ======             =========            =========             =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                American Century Variable Portfolios, Inc.
                            -------------------------------------------------
                            VP Income & Growth    VP Ultra        VP Value
                             Fund -- Class I   Fund -- Class I Fund -- Class I
                            ------------------ --------------- ---------------
                                       Year ended December 31, 2004
                            -------------------------------------------------
   Income -- Ordinary
     dividends.............        $ 45               --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............          46               30               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............          --               18              159
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............          --               --               --
                                   ----              ---            -----
Net investment income
  (expense)................          (1)             (48)            (159)
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................         215              763                1
   Change in unrealized
     appreciation
     (depreciation)........         131              (80)           1,411
   Capital gain
     distributions.........          --               --               --
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments...........         346              683            1,412
                                   ----              ---            -----
Increase (decrease) in
  net assets from
  operations...............        $345              635            1,253
                                   ====              ===            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Dreyfus
                           ---------------------------------------------------------
                           The Dreyfus Socially  Dreyfus Investment  Dreyfus Variable
                               Responsible      Portfolios -- MidCap    Investment
                           Growth Fund, Inc. --  Stock Portfolio --   Fund -- Money
                              Initial Shares       Initial Shares    Market Portfolio
                           -------------------- -------------------- ----------------
                                          Year ended December 31, 2004
                           ---------------------------------------------------------
   Income -- Ordinary
     dividends............      $  22,469                 5                 11
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............          6,636                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............          1,473                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............         67,767                --                 16
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............         12,175                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............             --                18                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XIII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVIII (note 4a)......             --                --                 --
                                ---------               ---                 --
Net investment income
  (expense)...............        (65,582)              (13)                (5)
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       (105,537)                1                 --
   Change in unrealized
     appreciation
     (depreciation).......        424,759               114                 --
   Capital gain
     distributions........             --                32                 --
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments..........        319,222               147                 --
                                ---------               ---                 --
Increase (decrease) in
  net assets from
  operations..............      $ 253,640               134                 (5)
                                =========               ===                 ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Evergreen Variable
                                       Eaton Vance Variable Trust                 Annuity Trust
                          ----------------------------------------------------  ------------------
                            VT Floating-        VT Income       VT Worldwide       Evergreen VA
                             Rate Income         Fund of       Health Sciences    Omega Fund --
                                Fund             Boston             Fund             Class 2
                          ----------------- ----------------- ----------------- ------------------
                                               Period from                         Period from
                             Year ended       January 1, to      Year ended        April 30, to
                          December 31, 2004 December 15, 2004 December 31, 2004 December 31, 2004
                          ----------------- ----------------- ----------------- ------------------
 Income -- Ordinary
   dividends.............     $658,199              480                 --                --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      121,524               --             46,968               217
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       11,238               --              3,574                 4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       35,302              366             36,592                77
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       65,895               --             18,207                32
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      115,886               --             30,532                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        6,737               --              2,582               326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          471               --                539                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          661               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --               --                 --                --
                              --------           ------           --------            ------
Net investment income
 (expense)...............      300,485              114           (138,994)             (656)
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       29,059            2,656             77,914                95
 Change in unrealized
   appreciation
   (depreciation)........        9,073           (2,765)           391,786            11,558
 Capital gain
   distributions.........           --               --                 --                --
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments..........       38,132             (109)           469,700            11,653
                              --------           ------           --------            ------
Increase (decrease) in
 net assets from
 operations..............     $338,617                5            330,706            10,997
                              ========           ======           ========            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                          Federated               Federated   Federated
                           American              High Income High Income               Federated
                           Leaders    Federated     Bond        Bond       Federated    Kaufmann
                          Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                           Primary     Income      Primary     Service   Small Company  Service
                            Shares     Fund II     Shares      Shares       Fund II      Shares
                          ---------- ----------  ----------- ----------- ------------- ----------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  965,907  1,125,624   4,845,669   2,830,866       --           1,069
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     32,957     18,636      33,043          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    619,821    237,854     550,886          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    272,226     88,120     357,139     212,443       --          67,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     29,606      9,130      28,157      30,730       --           6,086
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --         --          --     221,468       --          96,024
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --         --          --     127,651       --          59,736
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --         --          --      52,626       --         106,601
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --         --          --       1,425       --          10,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --         --          --         759       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         --          --         142       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         --          --           9       --             232
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --         --          --         108       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net investment income
 (expense)...............     11,297    771,884   3,876,444   2,183,501       --        (345,291)
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    882,003 (1,992,815)  1,315,990   1,133,610       --         374,520
 Change in unrealized
   appreciation
   (depreciation)........  4,091,002  3,116,621     353,421     117,795       --       3,214,996
 Capital gain
   distributions.........         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,973,005  1,123,806   1,669,411   1,251,405       --       3,589,516
                          ---------- ----------   ---------   ---------       --       ---------
Increase (decrease) in
 net assets from
 operations.............. $4,984,302  1,895,690   5,545,855   3,434,906       --       3,244,225
                          ========== ==========   =========   =========       ==       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Fidelity Variable Insurance Products Fund
                          ---------------------------------------------------------------------------------
                                                                                 VIP Dynamic
                                         VIP Asset                      VIP        Capital         VIP
                            VIP Asset   Manager/SM/       VIP      Contrafund(R) Appreciation    Equity-
                           Manager/SM/  Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                          Portfolio --    Service    Portfolio --     Service      Service    Portfolio --
                          Initial Class   Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------- ------------ ------------- ------------- ------------ -------------
                                        Period from
                           Year ended   April 30, to
                          December 31,    December
                              2004        31, 2004                Year ended December 31, 2004
                          ------------- ------------ ------------------------------------------------------
 Income -- Ordinary
   dividends.............  $ 5,384,498         --      1,190,985       189,178          --      6,884,880
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............    1,454,844         --        342,420            --          --        859,796
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............      633,175         --      2,946,947            --          --      3,648,162
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      246,837      2,343      1,532,521       471,180       2,388      1,315,783
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       20,459        540        172,213        64,218          --        116,368
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      1,776             --       564,549       1,000             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --      2,218             --       300,469       6,345             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --      3,320             --       164,122       4,222             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --      1,447             --        18,287         544             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --      8,873             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --      3,801             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --        198             --         1,287          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --      1,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --      2,319             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --      2,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --        142             --            --          --             --
                           -----------    -------     ----------    ----------     -------     ----------
Net investment income
 (expense)...............    3,029,183    (30,095)    (3,803,116)   (1,394,934)    (14,499)       944,771
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (2,161,980)    11,006     10,698,264     3,696,239     (27,650)    10,072,206
 Change in unrealized
   appreciation
   (depreciation)........    6,367,899    263,953     38,876,525    11,237,102      64,853     26,836,303
 Capital gain
   distributions.........           --         --             --            --          --      1,644,721
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments..........    4,205,919    274,959     49,574,789    14,933,341      37,203     38,553,230
                           -----------    -------     ----------    ----------     -------     ----------
Increase (decrease) in
 net assets from
 operations..............  $ 7,235,102    244,864     45,771,673    13,538,407      22,704     39,498,001
                           ===========    =======     ==========    ==========     =======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                            VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                              Income         Income         Income      Opportunities  VIP Growth
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                          --------------- ------------- --------------- ------------- -------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............   $ 1,589,128       904,370        229,365        187,757        708,156
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --        41,242             --         14,137        659,923
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --       819,678             --        295,056      1,745,730
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       566,333       526,385        148,673        144,258      1,026,035
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        73,768        66,137         11,926         19,887         79,337
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --           188             --             11             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       639,130            --        171,026             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       393,924            --        100,283             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       186,610            --         50,013             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         6,669            --          4,185             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           560            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           622            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           750            --              1             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............            32            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           336            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            68            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net investment income
 (expense)...............      (279,674)     (549,260)      (256,742)      (285,592)    (2,802,869)
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     3,210,895      (980,512)       441,612     (1,369,662)   (12,943,731)
 Change in unrealized
   appreciation
   (depreciation)........     8,163,170     5,389,008      1,063,556      3,243,075     19,129,087
 Capital gain
   distributions.........       414,136            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    11,788,201     4,408,496      1,505,168      1,873,413      6,185,356
                            -----------     ---------      ---------     ----------    -----------
Increase (decrease) in
 net assets from
 operations..............   $11,508,527     3,859,236      1,248,426      1,587,821      3,382,487
                            ===========     =========      =========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------
                                                                                         VIP Value
                            VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                          --------------- ------------- --------------- ------------- ---------------
                                                                                        Period from
                                                                                       April 30, to
                                                                                       December 31,
                                         Year ended December 31, 2004                      2004
                          ----------------------------------------------------------  ---------------
 Income -- Ordinary
   dividends.............   $   70,702           --               --        839,977            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --           --           17,551        243,605            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --           --          198,085        486,221            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      220,261           --          628,951        295,200           749
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       41,067           --           64,625         27,614           107
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --          313               --            213            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      330,952           --          822,995             --           827
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      167,913           --          361,746             --           901
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       93,479           --          206,729             --         1,637
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          326           --           12,117             --         1,025
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          801           --            1,572             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           19           --              724             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          295           --              536             --             6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          353           --              288             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          179           --              668             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           79           --               53             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net investment income
 (expense)...............     (785,022)        (313)      (2,316,640)      (212,876)       (5,252)
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      718,583        9,855       11,164,194      4,407,381        17,016
 Change in unrealized
   appreciation
   (depreciation)........      638,623         (237)      23,897,054      4,530,773       152,399
 Capital gain
   distributions.........           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    1,357,206        9,618       35,061,248      8,938,154       169,415
                            ----------        -----       ----------      ---------       -------
Increase (decrease) in
 net assets from
 operations..............   $  572,184        9,305       32,744,608      8,725,278       164,163
                            ==========        =====       ==========      =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------
                                                                                     Templeton
                          Franklin Large                                  Templeton    Global
                            Cap Growth   Mutual Shares                     Foreign     Asset
                            Securities    Securities       Templeton      Securities Allocation
                             Fund --        Fund --    Foreign Securities  Fund --    Fund --
                             Class 2        Class 2         Fund --        Class 2    Class 2
                              Shares        Shares       Class I Shares     Shares     Shares
                          -------------- ------------- ------------------ ---------- ----------
                                                          Period from
                                   Year ended           December 15, to        Year ended
                               December 31, 2004       December 31, 2004    December 31, 2004
                          ---------------------------  ------------------ --------------------
 Income -- Ordinary
   dividends.............      $ 6            --               --             224        --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       --            --                2              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       --            --               19              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       --             5               --             242         2
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       14            --               --              53        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............       --            --               --              --        --
                               ---            --              ---           -----        --
Net investment income
 (expense)...............       (8)           (5)             (21)            (71)       (2)
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       --            24               --           4,266        73
 Change in unrealized
   appreciation
   (depreciation)........       47            --              784            (938)       --
 Capital gain
   distributions.........       --            --               --              --        --
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments..........       47            24              784           3,328        73
                               ---            --              ---           -----        --
Increase (decrease) in
 net assets from
 operations..............      $39            19              763           3,257        71
                               ===            ==              ===           =====        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------
                            Global                International   Mid-Cap     Money        Premier
                            Income      Income       Equity       Equity      Market    Growth Equity
                             Fund        Fund         Fund         Fund        Fund         Fund
                          ----------  ----------  ------------- ----------  ----------  -------------
                                                 Year ended December 31, 2004
                          --------------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  807,033   6,390,586      495,241    2,197,577   3,199,733      783,758
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     13,425     107,277       12,487       70,170     211,860       23,212
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    104,431     743,830      183,135      897,679   1,500,475      377,414
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type III (note 4a)....         --     720,504      130,150    1,146,250   1,821,922      783,172
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --      82,667       18,908      105,254     338,849      103,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         284          158          251       9,630           80
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --     159,089           --      577,452     526,257      336,779
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --     143,519           --      265,958     309,906      169,448
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --     101,510           --      107,935     179,035      148,851
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --       5,025           --        4,971       6,764        3,142
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --       2,222           --          712       4,821           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         452           --          312       2,177           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         708           --          971         715        3,754
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --           5           --          202       1,259           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          12           --          150       1,724           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         151           --           --         114           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --           --          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net investment income
 (expense)...............    689,177   4,323,331      150,403     (980,690) (1,715,775)  (1,165,245)
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (13,481) (1,267,226)  (1,164,596)   9,312,867          --    3,912,180
 Change in unrealized
   appreciation
   (depreciation)........    554,445  (1,765,333)   6,588,127      478,207          --    3,283,022
 Capital gain
   distributions.........         --   1,259,033           --   19,408,411          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments..........    540,964  (1,773,526)   5,423,531   29,199,485          --    7,195,202
                          ----------  ----------   ----------   ----------  ----------   ----------
Increase (decrease) in
 net assets from
 operations.............. $1,230,141   2,549,805    5,573,934   28,218,795  (1,715,775)   6,029,957
                          ==========  ==========   ==========   ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------
                          Real Estate S&P 500(R)  Small-Cap     Total       U.S.      Value
                          Securities    Index    Value Equity   Return     Equity     Equity
                             Fund        Fund        Fund        Fund       Fund       Fund
                          ----------- ---------- ------------ ---------- ---------  ---------
                                              Year ended December 31, 2004
                          -------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $ 6,513,639  8,548,450   5,714,043   5,948,136 1,317,177    394,888
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      69,501    218,144       5,478     122,109    12,448         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     722,258  3,404,400      81,559     968,129   387,970         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     543,247  2,392,201     416,917     956,614   574,639    124,910
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      40,390    244,416      47,189     122,132    48,334     35,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         626      1,248          --         212       384         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      80,783    960,555     493,937          --   260,317    179,650
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      40,593    485,168     212,414     309,881   178,725    102,477
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --         --          --   1,464,226        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      71,624    257,015     101,495     643,145    71,613     42,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       2,731      7,437       5,720     149,901     1,804      2,664
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --         --         570     104,879        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --         --         127      65,788        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         433        483       1,240      27,121        --          4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --         --         124      42,245        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --         --          85      23,025        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --         --          --         860        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --         --          --       5,535        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --         --          --       1,389        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net investment income
 (expense)...............   4,941,453    577,383   4,347,188     940,945  (219,057)   (93,453)
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   5,629,540    161,362   4,983,828   3,411,934 1,357,242    631,327
 Change in unrealized
   appreciation
   (depreciation)........   9,231,361 43,542,840      66,760  19,713,038 5,088,086  1,949,212
 Capital gain
   distributions.........   9,845,407         --   2,108,850   4,810,827        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  24,706,308 43,704,202   7,159,438  27,935,799 6,445,328  2,580,539
                          ----------- ----------  ----------  ---------- ---------  ---------
Increase (decrease) in
 net assets from
 operations.............. $29,647,761 44,281,585  11,506,626  28,876,744 6,226,271  2,487,086
                          =========== ==========  ==========  ========== =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Greenwich Street
                             Insurance Trust        Series Fund         Janus Aspen Series
                          ---------------------- ----------------- ----------------------------
                                                 Salomon Brothers
                            Goldman    Goldman       Variable        Balanced
                             Sachs      Sachs       Aggressive     Portfolio --     Balanced
                          Growth and   Mid Cap        Growth       Institutional  Portfolio --
                          Income Fund Value Fund Fund -- Class II     Shares     Service Shares
                          ----------- ---------- ----------------- ------------- --------------
                                Year ended          Year ended              Year ended
                            December 31, 2004    December 31, 2004      December 31, 2004
                          ---------------------- ----------------- ----------------------------
 Income -- Ordinary
   dividends............. $  479,241   7,643,589           --        7,738,007     2,687,315
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      9,784     135,563           --          297,978            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    189,494   1,115,323           --        3,143,744            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    154,815   1,048,573       15,370        1,672,834       440,747
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     22,501      97,685        1,393          132,724        40,163
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --          --       22,418               --       853,814
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --          --        6,752               --       433,663
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --          --       17,381               --        95,577
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --          --        1,454               --         3,105
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --          --          239               --         5,094
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --          --          599               --           590
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --          --          594               --           133
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --          --           22               --           888
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          --          254               --         3,158
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --          --           --               --            92
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --               --           143
                          ----------  ----------      -------       ----------     ---------
Net investment income
 (expense)...............    102,647   5,246,445      (66,476)       2,490,727       810,148
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  1,013,277  11,043,349       53,414          (33,278)    1,718,059
 Change in unrealized
   appreciation
   (depreciation)........  3,241,395  10,142,800      308,717       20,696,455     5,355,519
 Capital gain
   distributions.........         --   9,752,987           --               --            --
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,254,672  30,939,136      362,131       20,663,177     7,073,578
                          ----------  ----------      -------       ----------     ---------
Increase (decrease) in
 net assets from
 operations.............. $4,357,319  36,185,581      295,655       23,153,904     7,883,726
                          ==========  ==========      =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          ------------------------------------------------------------------------
                             Capital
                          Appreciation     Capital      Core Equity  Flexible Income  Global Life
                          Portfolio --   Appreciation  Portfolio --   Portfolio --      Sciences
                          Institutional  Portfolio --  Institutional  Institutional   Portfolio --
                             Shares     Service Shares    Shares         Shares      Service Shares
                          ------------- -------------- ------------- --------------- --------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $   354,951        5,746           6         3,404,964             --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       77,406           --          --            43,274          5,010
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    1,019,754           --          --           576,984         66,090
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      960,763       95,029          --           290,508        100,085
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       77,184        9,527          --            23,933          6,294
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           21           --          34               276             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      160,398          --                --         57,811
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --       56,316          --                --         12,987
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --       23,563          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --           60          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --          --                --             --
                           -----------    ---------         ---        ----------      ---------
Net investment income
 (expense)...............   (1,780,177)    (339,147)        (28)        2,469,989       (248,277)
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,349,657)     359,195           4            90,887        631,411
 Change in unrealized
   appreciation
   (depreciation)........   29,954,685    3,387,633         650        (1,635,540)     1,112,733
 Capital gain
   distributions.........           --           --          --           495,170             --
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   23,605,028    3,746,828         654        (1,049,483)     1,744,144
                           -----------    ---------         ---        ----------      ---------
Increase (decrease) in
 net assets from
 operations..............  $21,824,851    3,407,681         626         1,420,506      1,495,867
                           ===========    =========         ===        ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------------
                              Global                                            International     International
                            Technology          Growth            Growth            Growth            Growth
                           Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Service Shares Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------- -------------------- -------------- -------------------- --------------
                                                       Year ended December 31, 2004
                          -------------------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $        --           286,910               --            820,249          206,077
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       17,042           290,019               --             58,960               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       74,734         1,681,214               --            780,312               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      119,400           972,218           68,375            430,717           83,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       10,378            97,170           14,901             61,114           22,022
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --                --               --                381               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       54,916                --          143,676                 --          166,390
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       20,584                --           52,867                 --           62,595
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --                --               --                 --           34,668
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --                --               --                 --              890
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --                --               --                 --            1,874
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --                --               --                 --              314
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --                --               --                 --            1,276
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --                --               --                 --              680
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net investment income
 (expense)...............     (297,054)       (2,753,711)        (279,819)          (511,235)        (167,699)
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (770,771)      (12,034,080)        (428,340)         3,160,892        1,719,974
 Change in unrealized
   appreciation
   (depreciation)........      (19,532)       19,403,215          940,240         11,621,055        2,268,702
 Capital gain
   distributions.........           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........     (790,303)        7,369,135          511,900         14,781,947        3,988,676
                           -----------       -----------         --------         ----------        ---------
Increase (decrease) in
 net assets from
 operations..............  $(1,087,357)        4,615,424          232,081         14,270,712        3,820,977
                           ===========       ===========         ========         ==========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------
                                Mid Cap           Mid Cap          Worldwide         Worldwide
                                 Growth            Growth            Growth            Growth
                              Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------------- -------------- -------------------- --------------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends.............     $         --              --          2,368,109          188,975
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............          134,774              --            343,934               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        1,006,410              --          2,250,840               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............          703,953          62,758            809,085           89,281
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           73,809           7,087             93,391            7,954
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............               --         114,971                 --          172,140
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............               --          31,865                 --           70,531
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............               --              --                 --               --
                              ------------       ---------        -----------         --------
Net investment income
 (expense)...............       (1,918,946)       (216,681)        (1,129,141)        (150,931)
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (17,151,565)        135,723        (18,838,312)          68,401
 Change in unrealized
   appreciation
   (depreciation)........       41,941,739       2,452,204         26,250,152          518,585
 Capital gain
   distributions.........               --              --                 --               --
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments..........       24,790,174       2,587,927          7,411,840          586,986
                              ------------       ---------        -----------         --------
Increase (decrease) in
 net assets from
 operations..............     $ 22,871,228       2,371,246          6,282,699          436,055
                              ============       =========        ===========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan Series Trust II
                            ------------------------------------------------------
                                                                        U.S. Large
                                      International  Mid Cap    Small    Cap Core
                              Bond       Equity       Value    Company    Equity
                            Portfolio   Portfolio   Portfolio Portfolio Portfolio
                            --------- ------------- --------- --------- ----------
                                         Year ended December 31, 2004
                            ------------------------------------------------------
   Income -- Ordinary
     dividends.............  $2,239          2          126       --        --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............     513          6          274       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............     186         --           10       19        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............      --         --           --       --        --
                             ------        ---       ------      ---        --
Net investment income
  (expense)................   1,540         (4)        (158)     (19)       --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................     (68)       134        6,268        4        --
   Change in unrealized
     appreciation
     (depreciation)........    (724)       (11)      (2,373)     312        --
   Capital gain
     distributions.........     443         --           23       --        --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments...........    (349)       123        3,918      316        --
                             ------        ---       ------      ---        --
Increase (decrease) in
  net assets from
  operations...............  $1,191        119        3,760      297        --
                             ======        ===       ======      ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Merrill Lynch Variable Series Fund, Inc.
                            ----------------------------------------------------
                             Merrill Lynch    Merrill Lynch      Merrill Lynch
                              Basic Value    Large Cap Growth Value Opportunities
                              V.I. Fund --     V.I. Fund --      V.I. Fund --
                            Class III Shares Class III Shares  Class III Shares
                            ---------------- ---------------- -------------------
                                 Period from April 30, to December 31, 2004
                            ----------------------------------------------------
   Income -- Ordinary
     dividends.............     $ 26,391             450             94,619
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          830             797              1,149
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          123              93                  5
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............        1,667             439              1,204
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............        5,419             834                810
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............        2,072             337              1,138
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          754             147                261
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          259              --                 22
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          168              --                132
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............           13              --                 95
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          108              --                 54
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --              --                 --
                                --------          ------           --------
Net investment income
  (expense)................       14,978          (2,197)            89,749
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................        7,850          18,187              6,673
   Change in unrealized
     appreciation
     (depreciation)........      145,944          34,315           (242,448)
   Capital gain
     distributions.........        3,945              --            254,217
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments...........      157,739          52,502             18,442
                                --------          ------           --------
Increase (decrease) in
  net assets from
  operations...............     $172,717          50,305            108,191
                                ========          ======           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                  MFS(R) Variable Insurance Trust
                            ------------------------------------------------------------------------------------------
                            MFS(R) Investors  MFS(R) Investors                      MFS(R) Strategic    MFS(R) Total
                              Growth Stock    Trust Series --  MFS(R) New Discovery      Income       Return Series --
                            Series -- Service  Service Class    Series -- Service   Series -- Service  Service Class
                              Class Shares         Shares          Class Shares       Class Shares         Shares
                            ----------------- ---------------- -------------------- ----------------- ----------------
                                                                    Year ended December 31, 2004
                            ------------------------------------------------------------------------------------------
 Income -- Ordinary
  dividends................    $       --           91,419                 --              --                443
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --               --              3,565              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --               --             53,207              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................        87,102           77,264            220,791              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        16,312           13,107             30,493              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       183,328          141,631            229,338              --                422
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................        65,308           68,110             82,221              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        46,164           27,261             56,328              --                 18
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,410              289              1,876              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            62               --                639              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................             1               --                 50              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --                1                394              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --               --                 68              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --               --                316              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --               --                  3              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net investment income
 (expense).................      (399,687)        (236,244)          (679,289)             --                  3
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..       (10,388)         215,751          1,128,909              --                 80
 Change in unrealized
  appreciation
  (depreciation)...........     2,224,980        1,918,019            980,456              --              2,576
 Capital gain
  distributions............            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments............     2,214,592        2,133,770          2,109,365              --              2,656
                               ----------        ---------          ---------              --              -----
Increase (decrease) in
 net assets from
 operations................    $1,814,905        1,897,526          1,430,076              --              2,659
                               ==========        =========          =========              ==              =====

                            -----------------

                            MFS(R) Utilities
                            Series -- Service
                              Class Shares
                            -----------------

                            -----------------
 Income -- Ordinary
  dividends................       391,706
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................       119,340
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        13,815
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       212,721
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................       104,233
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        41,834
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,436
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --
                                ---------
Net investment income
 (expense).................      (101,673)
                                ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..     1,510,137
 Change in unrealized
  appreciation
  (depreciation)...........     6,923,010
 Capital gain
  distributions............            --
                                ---------
Net realized and
 unrealized gain (loss)
 on investments............     8,433,147
                                ---------
Increase (decrease) in
 net assets from
 operations................     8,331,474
                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Nations Separate Account Trust  Oppenheimer Variable Account Funds
                          -------------------------------  ---------------------------------
                                           Nations Marsico Oppenheimer
                                            International  Aggressive  Oppenheimer Aggressive
                          Nations Marsico   Opportunities    Growth      Growth Fund/VA --
                          Growth Portfolio    Portfolio      Fund/VA       Service Shares
                          ---------------- --------------- ----------- ----------------------
                            Year ended December 31, 2004      Year ended December 31, 2004
                          -------------------------------  ---------------------------------
 Income -- Ordinary
   dividends.............    $       --          99,776            --              --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --              --       296,830              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --              --       786,656              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        47,234          51,692       306,328          25,953
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         8,869           7,636        29,501           5,178
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       109,300          90,541            --           7,679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        86,085          54,140            --           4,975
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       127,444          85,245            --          17,524
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         5,561           8,768            --             538
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         1,639           2,837            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           797           1,847            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         1,807           1,018            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           415           1,042            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           766           1,073            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            --              57            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --              --            --              --
                             ----------       ---------    ----------         -------
Net investment income
 (expense)...............      (389,917)       (206,120)   (1,419,315)        (61,847)
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       501,022         730,355    (5,323,519)        115,684
 Change in unrealized
   appreciation
   (depreciation)........     3,371,401       2,982,227    23,748,494         629,593
 Capital gain
   distributions.........            --          52,035            --              --
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments..........     3,872,423       3,764,617    18,424,975         745,277
                             ----------       ---------    ----------         -------
Increase (decrease) in
 net assets from
 operations..............    $3,482,506       3,558,497    17,005,660         683,430
                             ==========       =========    ==========         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------------
                                                                                       Oppenheimer
                                                                         Oppenheimer     Capital
                          Oppenheimer       Oppenheimer      Oppenheimer   Capital     Appreciation
                            Balanced    Balanced Fund/VA --     Bond     Appreciation   Fund/VA --
                            Fund/VA       Service Shares       Fund/VA     Fund/VA    Service Shares
                          ------------ --------------------- ----------- ------------ --------------
                           Year ended
                          December 31, Period from April 30,
                              2004     to December 31, 2004       Year ended December 31, 2004
                          ------------ --------------------- --------------------------------------
 Income -- Ordinary
   dividends.............  $  789,219              --         4,587,131      586,015       20,143
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     175,019              --            95,211      277,128           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     589,679              --           811,786    1,493,004           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     288,338           4,713           391,367      679,217       43,967
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      27,085             220            30,978       81,424        8,394
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............          --           2,800                --           --       28,852
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............          --           4,275                --           --       25,528
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............          --           4,974                --           --       48,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          --           5,702                --           --        4,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --           4,858                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --           1,605                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          --              22                --           --          679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --             878                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --           2,253                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --           2,071                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --             143                --           --           --
                           ----------         -------         ---------   ----------     --------
Net investment income
 (expense)...............    (290,902)        (34,514)        3,257,789   (1,944,758)    (139,874)
                           ----------         -------         ---------   ----------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   1,616,659          14,024           246,997    1,203,001      174,624
 Change in unrealized
   appreciation
   (depreciation)........   5,166,701         557,213           (42,183)   9,727,639      605,023
 Capital gain
   distributions.........          --              --                --           --           --
Net realized and
 unrealized gain (loss)
 on investments..........   6,783,360         571,237           204,814   10,930,640      779,647
                           ----------         -------         ---------   ----------     --------
Increase (decrease) in
 net assets from
 operations..............  $6,492,458         536,723         3,462,603    8,985,882      639,773
                           ==========         =======         =========   ==========     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------
                             Oppenheimer                               Oppenheimer
                                Global                  Oppenheimer    Main Street
                              Securities   Oppenheimer  Main Street     Small Cap
                              Fund/VA --   High Income   Fund/VA --     Fund/VA --
                            Service Shares   Fund/VA   Service Shares Service Shares
                            -------------- ----------- -------------- --------------
                                          Year ended December 31, 2004
                            -------------------------------------------------------
   Income -- Ordinary
     dividends.............  $   863,141    6,720,852      379,598             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --      173,331           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --      853,173           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      297,696      317,537      200,487         60,280
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............       53,824       38,096       30,525          7,571
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............      551,923           --      374,463         56,429
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      196,625           --      191,882         49,472
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............      126,860           --       60,477         71,827
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............        8,646           --        1,866          1,848
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............           --           --           --            398
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............           --           --           --            431
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............        1,457           --          675            409
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --           --           --            158
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............           --           --           --            128
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --           --           --             36
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --           --           --             --
                             -----------   ----------    ---------      ---------
Net investment income
  (expense)................     (373,890)   5,338,715     (480,777)      (248,987)
                             -----------   ----------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................    4,042,632   (1,427,269)   1,128,440        482,893
   Change in unrealized
     appreciation
     (depreciation)........   10,271,107    2,793,471    3,473,483      2,858,878
   Capital gain
     distributions.........           --           --           --             --
Net realized and
  unrealized gain (loss)
  on investments...........   14,313,739    1,366,202    4,601,923      3,341,771
                             -----------   ----------    ---------      ---------
Increase (decrease) in
  net assets from
  operations...............  $13,939,849    6,704,917    4,121,146      3,092,784
                             ===========   ==========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          PBHG Insurance Series
                               Fund, Inc.                      PIMCO Variable Insurance Trust
                          --------------------  ------------------------------------------------------------
                                                 Foreign Bond
                                                  Portfolio                      Long-Term
                                       PBHG      (U.S. Dollar    High Yield   U.S. Government  Total Return
                            PBHG     Large Cap    Hedged) --    Portfolio --   Portfolio --    Portfolio --
                          Growth II   Growth    Administrative Administrative Administrative  Administrative
                          Portfolio  Portfolio   Class Shares   Class Shares   Class Shares    Class Shares
                          ---------  ---------  -------------- -------------- --------------- --------------
                               Year ended
                            December 31, 2004                   Year ended December 31, 2004
                          --------------------  ------------------------------------------------------------
 Income -- Ordinary
  dividends.............. $      --         --     345,912       6,102,650       2,872,160      6,602,304
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............     9,473     17,420          --              --              --         10,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...   161,076    237,033          --              --              --        202,405
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............        --         --      55,124         395,979         344,956        989,763
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............        --         --       5,867          50,316          32,759        193,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............        --         --      82,018         521,994         367,692      1,408,641
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............        --         --      29,624         304,531         279,551        902,022
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............        --         --          --         165,658          58,423        324,837
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............        --         --          --           4,445             114          9,409
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............        --         --          --             534             177          5,007
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............        --         --          --             442             298          2,592
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............        --         --          --           1,719           3,335          3,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............        --         --          --             274             339          1,244
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............        --         --          --             355              43          2,597
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............        --         --          --              28               5             19
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............        --         --          --              --              --             --
                          ---------  ---------     -------       ---------       ---------      ---------
Net investment income
 (expense)...............  (170,549)  (254,453)    173,279       4,656,375       1,784,468      2,545,614
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  (118,187)  (381,930)     19,116       1,329,609         379,401      1,435,932
 Change in unrealized
  appreciation
  (depreciation).........   760,934  1,841,615      90,885         554,894         436,797      1,457,881
 Capital gain
  distributions..........        --         --     111,556              --       1,008,223      2,363,875
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   642,747  1,459,685     221,557       1,884,503       1,824,421      5,257,688
                          ---------  ---------     -------       ---------       ---------      ---------
Increase (decrease) in
 net assets from
 operations.............. $ 472,198  1,205,232     394,836       6,540,878       3,608,889      7,803,302
                          =========  =========     =======       =========       =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     The Prudential Series Fund, Inc.
                           ----------------------------------------------------
                                                      SP William
                                                         Blair     SP Prudential
                             Jennison     Jennison   International U.S. Emerging
                           20/20 Focus  Portfolio --    Growth        Growth
                           Portfolio --   Class II   Portfolio --  Portfolio --
                             Class II      Shares      Class II      Class II
                           ------------ ------------ ------------- -------------
                                       Year ended December 31, 2004
                           ----------------------------------------------------
   Income -- Ordinary
     dividends............   $     --         464           --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............      5,460       5,795          253         1,312
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............        150         322           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............        784       1,424           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............        588         696           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type VIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............      3,967       4,122           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............        853          33           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............         --          41           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............         --          14           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............         --          10           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............         --         202           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVIII (note 4a).         --          --           --            --
                             --------     -------        -----        ------
Net investment income
  (expense)...............    (11,802)    (12,195)        (253)       (1,312)
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      8,122       3,957          228           154
   Change in unrealized
     appreciation
     (depreciation).......    156,712      80,364        2,253        16,227
   Capital gain
     distributions........         --          --           --            23
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments..........    164,834      84,321        2,481        16,404
                             --------     -------        -----        ------
Increase (decrease) in
  net assets from
  operations..............   $153,032      72,126        2,228        15,092
                             ========     =======        =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                          -------------------- -------------------------------------------------------------------
                                               Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                   Variable         Variable         Variable         Variable
                                                   All Cap         Investors      Strategic Bond    Total Return
                                OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                          -------------------- ---------------- ---------------- ---------------- ----------------
                               Year ended
                           December 31, 2004                      Year ended December 31, 2004
                          -------------------- -------------------------------------------------------------------
 Income -- Ordinary
  dividends..............      $       --            26,124          743,579        2,196,537          353,255
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............              --                --           56,146           35,825            5,507
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...              --                --          290,888          316,153          109,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............          48,963            45,117          394,624          319,336          139,997
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............           3,905             3,593           34,865           36,752           11,200
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............          96,414            58,947               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............          38,177            49,306               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............          18,832            37,669               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............             543               696               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............              --               409               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............              --               343               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............           1,021               175               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............              --                 4               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............              --                 5               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............              --                --               --               --               --
                               ----------          --------        ---------        ---------        ---------
Net investment income
 (expense)...............        (207,855)         (170,140)         (32,944)       1,488,471           87,335
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         249,078           354,800        1,381,002          325,407          398,568
 Change in unrealized
  appreciation
  (depreciation).........         789,321           391,700        2,988,242         (344,829)         463,024
 Capital gain
  distributions..........              --                --               --          804,709          288,233
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........       1,038,399           746,500        4,369,244          785,287        1,149,825
                               ----------          --------        ---------        ---------        ---------
Increase (decrease) in
 net assets from
 operations..............      $  830,544           576,360        4,336,300        2,273,758        1,237,160
                               ==========          ========        =========        =========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Van Kampen Life
                                    Scudder Variable Series II                  Investment Trust
                          ----------------------------------------------  ---------------------------
                                                              SVS Dreman
                                                SVS Dreman    Small Cap
                                               High Return      Value       Comstock
                          Scudder Technology      Equity     Portfolio -- Portfolio -- Emerging Growth
                          Growth Portfolio --  Portfolio --    Class B      Class II    Portfolio --
                            Class B Shares    Class B Shares    Shares       Shares    Class II Shares
                          ------------------- -------------- ------------ ------------ ---------------
                                   Year ended December 31, 2004           Year ended December 31, 2004
                          ----------------------------------------------  ---------------------------
 Income -- Ordinary
   dividends.............        $  --              --            --         278,498            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............           --              --            --          98,320        18,375
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           --              --            --          25,265         1,444
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............            9              --             2         251,584        60,050
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --              --            --         162,608        26,231
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --              53            --         153,006        22,258
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --              --            --           4,628           475
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --              --            --             535            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --              --            --             563            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --              --            --             385           470
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --              --            --             631            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --              --            --             382            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net investment income
 (expense)...............           (9)            (53)           (2)       (419,409)     (129,303)
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          166              28           124       1,641,590       273,494
 Change in unrealized
   appreciation
   (depreciation)........         (156)            589            --       6,415,899       447,313
 Capital gain
   distributions.........           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments..........           10             617           124       8,057,489       720,807
                                 -----             ---           ---       ---------      --------
Increase (decrease) in
 net assets from
 operations..............        $   1             564           122       7,638,080       591,504
                                 =====             ===           ===       =========      ========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  AIM Variable Insurance Funds
                              -------------------------------------------------------------------
                                  AIM V.I.              AIM V.I.                  AIM V.I.
                                 Aggressive            Basic Value                 Capital
                               Growth Fund --            Fund --            Appreciation Fund --
                              Series I shares       Series II shares           Series I shares
                              ---------------  --------------------------  ----------------------
                                 Year ended                  Period from         Year ended
                                December 31,    Year ended  May 1, 2003 to      December 31,
                              ---------------  December 31,  December 31,  ----------------------
                                2004    2003       2004          2003         2004        2003
                              -------  ------  ------------ -------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (103)    (14)    (251,413)     (26,862)     (345,082)   (272,142)
   Net realized gain
     (loss) on
     investments.............   2,178     379      259,606       47,938       272,017  (1,081,971)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     293      99    1,661,209      596,743     1,163,768   5,682,372
   Capital gain
     distributions...........      --      --           --           --            --          --
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,368     464    1,669,402      617,819     1,090,703   4,328,259
                              -------  ------   ----------    ---------    ----------  ----------
From capital
  transactions:
   Net premiums..............     150     365    9,832,637    4,484,538     2,231,430   3,785,769
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --      (49,625)          --       (58,757)   (215,136)
     Surrenders..............  (2,915) (1,341)    (712,366)     (44,613)   (1,567,721)   (898,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      (27,022)        (461)      (33,316)    (27,925)
     Capital contribution....      --      --           --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............       6    (237)     890,236      480,422       854,849     778,186
     Transfers (to) from
       other subaccounts.....   2,394      31    3,649,695    2,105,947    (1,080,962) (1,077,472)
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (365) (1,182)  13,583,555    7,025,833       345,523   2,345,175
                              -------  ------   ----------    ---------    ----------  ----------
Increase (decrease) in
  net assets.................   2,003    (718)  15,252,957    7,643,652     1,436,226   6,673,434
Net assets at beginning
  of year....................   1,124   1,842    7,643,652           --    22,103,145  15,429,711
                              -------  ------   ----------    ---------    ----------  ----------
Net assets at end of
  period..................... $ 3,127   1,124   22,896,609    7,643,652    23,539,371  22,103,145
                              =======  ======   ==========    =========    ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,562      60    1,714,880      597,699       779,652     749,588
   Units redeemed............  (3,306)   (241)    (648,158)      (5,274)     (825,819)   (377,492)
                              -------  ------   ----------    ---------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     256    (181)   1,066,722      592,425       (46,167)    372,096
                              =======  ======   ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.           AIM V.I.           AIM V.I.
                              Capital Development  Core Equity         Government
                                  Fund --            Fund --       Securities Fund --
                              Series I shares     Series I shares    Series I shares
                              ------------------  -------------   --------------------
                                 Year ended         Year ended         Year ended
                                December 31,       December 31,       December 31,
                              ------------------  -------------   --------------------
                                2004      2003     2004    2003     2004       2003
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (139)      (53)     23       (2)     (332)     27,709
   Net realized gain
     (loss) on
     investments.............   3,510       498       1      479    (3,108)     19,902
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     586     1,917     269      188     7,321     (10,649)
   Capital gain
     distributions...........      --        --      --       --        --         513
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,957     2,362     293      665     3,881      37,475
                               -------   ------   -----   ------  --------  ----------
From capital
  transactions:
   Net premiums..............      --        --      40    1,534        40         300
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --      --       --        --          --
     Surrenders..............  (1,778)     (150)     --       --  (425,695)   (998,525)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --        --      --       --        --          --
     Capital contribution....      --        --      --       --        --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (4,000)      4    1,409        23  (1,401,312)
     Transfers (to) from
       other subaccounts.....   1,662     2,216   3,145   (3,614)  (10,094)  1,272,157
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (112)   (1,934)  3,189     (671) (435,726) (1,127,380)
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets.................   3,845       428   3,482       (6) (431,845) (1,089,905)
Net assets at beginning
  of year....................   5,139     4,711   1,398    1,404   434,802   1,524,707
                               -------   ------   -----   ------  --------  ----------
Net assets at end of
  period..................... $ 8,984     5,139   4,880    1,398     2,957     434,802
                               =======   ======   =====   ======  ========  ==========
Changes in units
  (note 5):
   Units purchased...........   2,222       134     432      204     7,701     102,564
   Units redeemed............  (1,956)     (251)     (1)    (250)  (43,543)   (193,434)
                               -------   ------   -----   ------  --------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     266      (117)    431      (46)  (35,842)    (90,870)
                               =======   ======   =====   ======  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------------------
                                                       AIM V.I. International
                                  AIM V.I. Growth          Growth Fund --     AIM V.I. Premier Equity AIM V.I. Technology
                              Fund -- Series I shares     Series II shares    Fund -- Series I shares Fund -- Series I shares
                              -----------------------  ---------------------- ----------------------  -----------------------
                                     Year ended             Period from             Year ended            Year ended
                                    December 31,           November 15 to          December 31,          December 31,
                              -----------------------       December 31,      ----------------------  ----------------------
                                  2004        2003              2004             2004        2003       2004         2003
                              -----------  ----------  ---------------------- ----------  ----------   --------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (165,531)   (141,537)          1,035           (374,838)   (405,021)     (164)       (526)
   Net realized gain
     (loss) on
     investments.............      19,980    (604,925)            555           (522,564) (2,899,513)    4,834      20,766
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     799,135   3,139,432          12,878          2,089,583  10,106,028       647         585
   Capital gain
     distributions...........          --          --              --                 --          --        --          --
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     653,584   2,392,970          14,468          1,192,181   6,801,494     5,317      20,825
                              -----------  ----------         -------         ----------  ----------   --------     -------
From capital
  transactions:
   Net premiums..............     125,034     890,810         227,257          1,022,696   1,743,372        --       8,569
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,972)    (46,157)             --           (423,186)   (387,392)       --          --
     Surrenders..............  (1,009,257)   (464,715)         (2,979)        (2,667,999) (1,704,182) (110,333)       (226)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (15,968)    (14,823)            (52)           (51,217)    (61,511)       --          --
     Capital contribution....          --          --              --                 --          --        --          --
     Transfers (to) from
       the Guarantee
       Account...............     307,012     568,272          11,616           (149,589)    897,395        (1)     32,550
     Transfers (to) from
       other subaccounts.....    (102,755)    (83,336)        264,330         (2,307,363) (2,526,878)       --      45,524
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (896,906)    850,051         500,172         (4,576,658) (2,039,196) (110,334)     86,417
                              -----------  ----------         -------         ----------  ----------   --------     -------
Increase (decrease) in
  net assets.................    (243,322)  3,243,021         514,640         (3,384,477)  4,762,298  (105,017)    107,242
Net assets at beginning
  of year....................  10,935,933   7,692,912              --         35,790,188  31,027,890   114,348       7,106
                              -----------  ----------         -------         ----------  ----------   --------     -------
Net assets at end of
  period..................... $10,692,611  10,935,933         514,640         32,405,711  35,790,188     9,331     114,348
                              ===========  ==========         =======         ==========  ==========   ========     =======
Changes in units
  (note 5):
   Units purchased...........     383,850     388,698          58,143            535,850     551,823        --      36,197
   Units redeemed............    (581,601)   (162,245)         (9,712)        (1,276,655)   (971,115)  (36,717)        (94)
                              -----------  ----------         -------         ----------  ----------   --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (197,751)    226,453          48,431           (740,805)   (419,292)  (36,717)     36,103
                              ===========  ==========         =======         ==========  ==========   ========     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               AIM Variable
                              Insurance Funds
                                (continued)                    The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended              Year ended                  Year ended
                               December 31,            December 31,                December 31,
                              -----------------  --------------------------  --------------------------
                               2004      2003        2004          2003          2004          2003
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   46        37    (1,987,066)   (1,972,725)   (1,146,810)     (929,539)
   Net realized gain
     (loss) on
     investments.............      2    (1,163)  (12,934,583)  (46,655,664)     (724,311)  (19,328,674)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    367        52    19,195,753    87,800,403    12,329,829    41,980,979
   Capital gain
     distributions...........     --        --            --            --            --            --
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    415    (1,074)    4,274,104    39,172,014    10,458,708    21,722,766
                               ------   ------   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --        90       269,040       360,504       131,131       329,059
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --        --    (1,694,282)   (1,194,022)     (724,553)     (661,980)
     Surrenders..............     --      (140)  (16,986,628)  (14,489,912)  (10,792,925)   (7,845,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --        --      (176,239)     (185,187)      (99,475)      (85,150)
     Capital contribution....     --        --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (2)   (1,829)     (692,064)   (1,532,106)      833,929      (138,700)
     Transfers (to) from
       other subaccounts.....     --     3,179   (10,366,565)     (649,475)   (1,045,438)   12,015,626
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (2)    1,300   (29,646,738)  (17,690,198)  (11,697,331)    3,612,991
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................    413       226   (25,372,634)   21,481,816    (1,238,623)   25,335,757
Net assets at beginning
  of year....................  1,752     1,526   153,021,651   131,539,835    81,597,843    56,262,086
                               ------   ------   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $2,165     1,752   127,649,017   153,021,651    80,359,220    81,597,843
                               ======   ======   ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........     --        21     1,615,370        33,176     4,374,328     1,468,473
   Units redeemed............     --       (13)   (4,081,099)   (1,661,152)   (5,807,964)   (1,039,174)
                               ------   ------   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     --         8    (2,465,729)   (1,627,976)   (1,433,636)      429,299
                               ======   ======   ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------------------------
                                                           AllianceBernstein
                                                             International
                                                                 Value
                              AllianceBernstein Growth and   Portfolio --    AllianceBernstein Premier
                              Income Portfolio -- Class B       Class B      Growth Portfolio -- Class B
                              ---------------------------  ----------------- --------------------------
                                      Year ended              Period from          Year ended
                                     December 31,           November 15 to        December 31,
                              ---------------------------    December 31,    --------------------------
                                  2004           2003            2004           2004          2003
                              ------------   -----------   -----------------  ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,436,767)     (878,324)          (778)       (469,861)     (419,844)
   Net realized gain
     (loss) on
     investments.............    4,781,889    (2,197,951)           378        (353,613)   (2,708,795)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,527,216    35,325,473         24,134       2,832,762     8,321,449
   Capital gain
     distributions...........           --            --             --              --            --
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,872,338    32,249,198         23,734       2,009,288     5,192,810
                              ------------   -----------        -------       ----------    ----------
From capital
  transactions:
   Net premiums..............   15,496,280    23,879,307        238,131       2,709,932     3,086,070
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,876,764)   (1,673,888)            --        (264,194)     (355,996)
     Surrenders..............  (12,949,292)   (6,891,771)          (184)     (1,760,661)   (1,809,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (265,649)     (172,130)            (6)        (45,978)      (50,340)
     Capital contribution....           --            --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............    3,314,456    10,108,326         14,622         (19,928)      679,557
     Transfers (to) from
       other subaccounts.....    3,280,970    19,423,968        360,567         107,680    (2,055,291)
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    7,000,001    44,673,812        613,130         726,851      (505,247)
                              ------------   -----------        -------       ----------    ----------
Increase (decrease) in
  net assets.................   22,872,339    76,923,010        636,864       2,736,139     4,687,563
Net assets at beginning
  of year....................  165,642,288    88,719,278             --      29,681,605    24,994,042
                              ------------   -----------        -------       ----------    ----------
Net assets at end of
  period..................... $188,514,627   165,642,288        636,864      32,417,744    29,681,605
                              ============   ===========        =======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........    5,228,036     5,401,094         63,756       1,129,061     1,568,862
   Units redeemed............   (4,704,524)     (883,939)        (3,320)     (1,153,125)   (1,779,189)
                              ------------   -----------        -------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      523,512     4,517,155         60,436         (24,064)     (210,327)
                              ============   ===========        =======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products
                                        Series Fund, Inc. (continued)
                              -------------------------------------------------------
                              AllianceBernstein Small Cap AllianceBernstein Technology
                              Growth Portfolio -- Class B   Portfolio -- Class B
                              --------------------------  ---------------------------
                                                                            Period
                                    Year ended                           from May 1,
                                   December 31,            Year ended      2003 to
                              --------------------------  December 31,   December 31,
                                  2004          2003          2004           2003
                               -----------    ---------   ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,097)     (91,312)      (53,528)       (10,695)
   Net realized gain
     (loss) on
     investments.............     467,078      (85,858)       50,732         23,538
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     833,062    2,517,933       175,844        180,071
   Capital gain
     distributions...........          --           --            --             --
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,167,043    2,340,763       173,048        192,914
                               -----------    ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............     327,474      619,256     1,383,858      1,365,529
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (41,853)    (119,684)       (8,005)       (15,305)
     Surrenders..............    (880,021)    (196,284)     (208,183)       (20,891)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (10,992)      (9,653)       (6,119)          (202)
     Capital contribution....          --           --            --             --
     Transfers (to) from
       the Guarantee
       Account...............     (73,989)     773,328       190,808        141,269
     Transfers (to) from
       other subaccounts.....   1,566,248    1,042,436       (94,060)     1,058,492
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     886,867    2,109,399     1,258,299      2,528,892
                               -----------    ---------    ---------      ---------
Increase (decrease) in
  net assets.................   2,053,910    4,450,162     1,431,347      2,721,806
Net assets at beginning
  of year....................   8,486,614    4,036,452     2,721,806             --
                               -----------    ---------    ---------      ---------
Net assets at end of
  period..................... $10,540,524    8,486,614     4,153,153      2,721,806
                               ===========    =========    =========      =========
Changes in units
  (note 5):
   Units purchased...........     542,870      380,969       351,579        209,268
   Units redeemed............    (428,544)     (51,267)     (253,236)        (2,969)
                               -----------    ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     114,326      329,702        98,343        206,299
                               ===========    =========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               American Century Variable Portfolios, Inc.
                              --------------------------------------------
                               VP Income &
                                  Growth         VP Ultra        VP Value
                              Fund -- Class I Fund -- Class I Fund -- Class I
                              -------------   -------------   ---------------
                                Year ended      Year ended
                               December 31,    December 31,     Year ended
                              -------------   -------------    December 31,
                               2004     2003   2004     2003       2004
                              ------   -----  ------   -----  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1)    (26)    (48)    (11)       (159)
   Net realized gain
     (loss) on
     investments.............    215     (15)    763     (22)          1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    131     743     (80)    227       1,411
   Capital gain
     distributions...........     --      --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         operations..........    345     702     635     194       1,253
                              ------   -----  ------   -----      ------
From capital
  transactions:
   Net premiums..............    255   2,364   1,439     334      15,487
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --      --      --      --          --
     Surrenders..............     --      --      --      --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (11)     --     (20)     --          --
     Capital contribution....     --      --      --      --          --
     Transfers (to) from
       the Guarantee
       Account...............     --      34    (135)    883         172
     Transfers (to) from
       other subaccounts.....   (349)     --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (105)  2,398   1,284   1,217      15,659
                              ------   -----  ------   -----      ------
Increase (decrease) in
  net assets.................    240   3,100   1,919   1,411      16,912
Net assets at beginning
  of year....................  3,100      --   1,411      --          --
                              ------   -----  ------   -----      ------
Net assets at end of
  period..................... $3,340   3,100   3,330   1,411      16,912
                              ======   =====  ======   =====      ======
Changes in units
  (note 5):
   Units purchased...........     61     247   5,071     119       1,208
   Units redeemed............    (69)     --  (4,932)     --          --
                              ------   -----  ------   -----      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (8)    247     139     119       1,208
                              ======   =====  ======   =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Dreyfus
                              --------------------------------------------------------------------------------
                                                                           Dreyfus Investment Dreyfus Variable
                                Dreyfus Investment   The Dreyfus Socially  Portfolios --       Investment
                              Portfolios -- Emerging  Responsible Growth   MidCap Stock       Fund -- Money
                               Markets Portfolio --  Fund, Inc. -- Initial Portfolio --          Market
                                  Initial Shares            Shares         Initial Shares      Portfolio
                              ---------------------- --------------------  ------------------ ----------------
                                                          Year ended       Year ended          Year ended
                                    Year ended           December 31,      December 31,       December 31,
                                   December 31,      --------------------  ------------------ ----------------
                                       2003             2004       2003     2004      2003     2004     2003
                              ---------------------- ---------  ---------    -----    ----     ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (81,902)        (65,582)   (74,449)   (13)      --         (5)    --
   Net realized gain
     (loss) on
     investments.............        2,471,095        (105,537)  (409,779)     1       --         --     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          142,809         424,759  1,638,293    114       --         --     --
   Capital gain
     distributions...........               --              --         --     32       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         operations..........        2,532,002         253,640  1,154,065    134       --         (5)    --
                                   -----------       ---------  ---------    -----     --      ------    --
From capital
  transactions:
   Net premiums..............          759,288          44,295    270,282  1,206       --         22     --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          (98,937)        (80,013)   (68,592)    --       --         --     --
     Surrenders..............         (629,620)       (229,038)  (147,433)    --       --         --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (7,891)        (15,727)   (22,798)   (14)      --         --     --
     Capital contribution....               --              --         --     --       --         --     --
     Transfers (to) from
       the Guarantee
       Account...............          627,615          14,056    171,807     73       --         (1)    --
     Transfers (to) from
       other subaccounts.....       (8,860,918)        (87,046)  (366,134)    --       --     24,253     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       (8,210,463)       (353,473)  (162,868) 1,265       --     24,274     --
                                   -----------       ---------  ---------    -----     --      ------    --
Increase (decrease) in
  net assets.................       (5,678,461)        (99,833)   991,197  1,399       --     24,269     --
Net assets at beginning
  of year....................        5,678,461       5,914,934  4,923,737     --       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
Net assets at end of
  period.....................      $        --       5,815,101  5,914,934  1,399       --     24,269     --
                                   ===========       =========  =========    =====     ==      ======    ==
Changes in units
  (note 5):
   Units purchased...........          119,748          35,783     86,631     99       --      2,477     --
   Units redeemed............         (828,659)        (97,591)  (118,016)    (1)      --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................         (708,911)        (61,808)   (31,385)    98       --      2,477     --
                                   ===========       =========  =========    =====     ==      ======    ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Eaton Vance Variable Trust
                              ------------------------------------------------------------------------
                                 VT Floating-Rate                                 VT Worldwide Health
                                    Income Fund        VT Income Fund of Boston      Sciences Fund
                              ----------------------  -------------------------  ---------------------
                                    Year ended         Period from                     Year ended
                                   December 31,       January 1, to  Year ended       December 31,
                              ----------------------  December 15,  December 31, ---------------------
                                  2004        2003        2004          2003        2004        2003
                              -----------  ---------  ------------- ------------ ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   300,485     12,309         114         (256)     (138,994)   (29,380)
   Net realized gain
     (loss) on
     investments.............      29,059      2,989       2,656            5        77,914     25,467
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       9,073     32,641      (2,765)       2,764       391,786    224,588
   Capital gain
     distributions...........          --         --          --           --            --         --
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     338,617     47,939           5        2,513       330,706    220,675
                              -----------  ---------     -------       ------    ----------  ---------
From capital
  transactions:
   Net premiums..............  16,948,588  8,132,627      46,615       21,208     3,237,082  2,741,378
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (10,478)        --          --           --       (96,777)        --
     Surrenders..............  (1,076,321)  (127,478)         --           --      (696,109)   (68,699)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,054)      (580)        (91)          --       (18,151)    (1,611)
     Capital contribution....          --         --          --           --            --         --
     Transfers (to) from
       the Guarantee
       Account...............     754,742    438,848     (46,064)          11     1,171,072    555,437
     Transfers (to) from
       other subaccounts.....   4,606,290  1,088,642     (24,197)          --      (197,959) 3,073,673
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  21,197,767  9,532,059     (23,737)      21,219     3,399,158  6,300,178
                              -----------  ---------     -------       ------    ----------  ---------
Increase (decrease) in
  net assets.................  21,536,384  9,579,998     (23,732)      23,732     3,729,864  6,520,853
Net assets at beginning
  of year....................   9,582,068      2,070      23,732           --     6,551,235     30,382
                              -----------  ---------     -------       ------    ----------  ---------
Net assets at end of
  period..................... $31,118,452  9,582,068          --       23,732    10,281,099  6,551,235
                              ===========  =========     =======       ======    ==========  =========
Changes in units
  (note 5):
   Units purchased...........   4,011,467    960,450      20,159        2,134       646,837    530,929
   Units redeemed............  (1,919,695)   (14,293)    (22,293)          --      (369,392)    (7,088)
                              -----------  ---------     -------       ------    ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,091,772    946,157      (2,134)       2,134       277,445    523,841
                              ===========  =========     =======       ======    ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Evergreen Variable
                                Annuity Trust               Federated Insurance Series
                              ------------------ ------------------------------------------------
                                 Evergreen VA
                                Omega Fund --    Federated American Leaders    Federated Capital
                                   Class 2       Fund II -- Primary Shares      Income Fund II
                              ------------------ ------------------------   ----------------------
                                 Period from            Year ended                Year ended
                                 April 30, to          December 31,              December 31,
                                 December 31,    ------------------------   ----------------------
                                     2004            2004          2003        2004        2003
                              ------------------ -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (656)          11,297       100,766     771,884   1,293,048
   Net realized gain
     (loss) on
     investments.............            95          882,003    (5,944,264) (1,992,815) (6,877,849)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        11,558        4,091,002    20,835,057   3,116,621   9,915,284
   Capital gain
     distributions...........            --               --            --          --          --
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........        10,997        4,984,302    14,991,559   1,895,690   4,330,483
                                   --------      -----------   -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............        86,208          131,637       148,228     150,996      48,918
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --         (567,275)     (664,104)   (403,703)   (559,664)
     Surrenders..............            --      (10,610,294)   (7,769,414) (3,521,393) (2,718,546)
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (78)         (83,065)      (87,712)    (29,416)    (31,226)
     Capital contribution....            --               --            --          --          --
     Transfers (to) from
       the Guarantee
       Account...............          (128)        (316,148)     (219,229)   (247,214)   (131,685)
     Transfers (to) from
       other subaccounts.....        51,645         (490,751)   (1,630,230)    155,172  (1,566,250)
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       137,647      (11,935,896)  (10,222,461) (3,895,558) (4,958,453)
                                   --------      -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets.................       148,644       (6,951,594)    4,769,098  (1,999,868)   (627,970)
Net assets at beginning
  of year....................            --       71,026,229    66,257,131  26,116,977  26,744,947
                                   --------      -----------   -----------  ----------  ----------
Net assets at end of
  period.....................      $148,644       64,074,635    71,026,229  24,117,109  26,116,977
                                   ========      ===========   ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........        14,231          662,830        11,832     551,051       4,447
   Units redeemed............          (227)      (1,445,274)     (827,762)   (877,603)   (455,343)
                                   --------      -----------   -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................        14,004         (782,444)     (815,930)   (326,552)   (450,896)
                                   ========      ===========   ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Federated Insurance Series (continued)
                              ----------------------------------------------------------------------------------------
                                                                                   Federated
                                                          Federated High Income  International
                              Federated High Income Bond Bond Fund II -- Service Small Company    Federated Kaufmann
                              Fund II -- Primary Shares          Shares             Fund II    Fund II -- Service Shares
                              ------------------------   ----------------------  ------------- ------------------------
                                                                                                            Period from
                                     Year ended                Year ended                                      May 1,
                                    December 31,              December 31,        Year ended    Year ended    2003 to
                              ------------------------   ----------------------  December 31,  December 31, December 31,
                                  2004          2003        2004        2003         2003          2004         2003
                              ------------   ----------  ----------  ----------  ------------- ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,876,444    3,954,379   2,183,501   1,365,045      (63,521)     (345,291)     (51,058)
   Net realized gain
     (loss) on
     investments.............    1,315,990    3,674,852   1,133,610   1,217,308    1,518,141       374,520      125,297
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      353,421    5,331,295     117,795   2,861,176      236,321     3,214,996      648,953
   Capital gain
     distributions...........           --           --          --          --           --            --           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,545,855   12,960,526   3,434,906   5,443,529    1,690,941     3,244,225      723,192
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      201,129      214,230   6,264,410  10,807,215    1,005,731    11,720,320    5,008,964
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,200,429)    (621,901)   (358,979)   (584,736)     (25,509)      (23,701)      (3,988)
     Surrenders..............   (9,247,078)  (9,918,139) (3,259,722) (4,156,374)    (177,849)   (1,054,850)    (231,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (68,011)     (74,167)    (69,237)    (40,956)      (5,827)      (52,165)      (3,602)
     Capital contribution....           --           --          --          --           --            --           --
     Transfers (to) from
       the Guarantee
       Account...............   (2,056,410)   1,041,954     456,203   3,310,163      266,785     2,879,100    1,838,360
     Transfers (to) from
       other subaccounts.....   (1,777,984)  14,338,928  (3,512,169)  8,906,871   (5,508,498)    1,390,491    6,521,350
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,148,783)   4,980,905    (479,494) 18,242,183   (4,445,167)   14,859,195   13,129,508
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,602,928)  17,941,431   2,955,412  23,685,712   (2,754,226)   18,103,420   13,852,700
Net assets at beginning
  of year....................   75,889,454   57,948,023  43,322,533  19,636,821    2,754,226    13,852,700           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Net assets at end of
  period..................... $ 67,286,526   75,889,454  46,277,945  43,322,533           --    31,956,120   13,852,700
                              ============   ==========  ==========  ==========   ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,789,250    2,205,077   4,191,124   2,200,577      161,120     2,100,077    1,060,261
   Units redeemed............   (4,831,429)  (1,501,325) (4,218,329)   (463,618)    (723,940)     (984,005)     (19,043)
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (1,042,179)     703,752     (27,205)  1,736,959     (562,820)    1,116,072    1,041,218
                              ============   ==========  ==========  ==========   ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Fidelity Variable Insurance Products Fund
                             -------------------------------------------------------------------------------------------------
                                                             VIP Asset
                                                            Manager/SM/                                    VIP Contrafund(R)
                               VIP Asset Manager/SM/    Portfolio -- Service     VIP Contrafund(R)        Portfolio -- Service
                             Portfolio -- Initial Class       Class 2        Portfolio -- Initial Class         Class 2
                             -------------------------  -------------------- ------------------------   -----------------------
                                     Year ended             Period from             Year ended                 Year ended
                                    December 31,            April 30, to           December 31,               December 31,
                             -------------------------      December 31,     ------------------------   -----------------------
                                 2004          2003             2004             2004          2003         2004        2003
                             ------------  -----------  -------------------- -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,029,183    4,933,821         (30,095)       (3,803,116)   (2,871,531)  (1,394,934)   (753,738)
 Net realized gain
   (loss) on investments....  (2,161,980)   (8,185,528)         11,006        10,698,264    (9,319,912)   3,696,239     350,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    6,367,899   33,141,434         263,953        38,876,525    85,542,202   11,237,102  15,167,803
 Capital gain
   distributions............           --           --              --                --            --           --          --
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      operations............    7,235,102   29,889,727         244,864        45,771,673    73,350,759   13,538,407  14,764,777
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...............      697,168      661,046       5,133,748           608,392     1,013,373   22,142,082  19,721,660
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits...........   (1,821,524)  (1,659,880)             --        (2,646,978)   (2,505,506)    (702,164)   (557,223)
   Surrenders...............  (29,837,433) (25,537,169)        (18,497)      (48,594,360)  (36,915,426)  (6,196,593) (2,623,972)
   Cost of insurance and
     administrative
     expense (note 4a)......     (219,829)    (362,440)           (673)         (404,660)     (398,046)    (157,659)    (70,192)
   Capital contribution.....           --           --              --                --            --           --          --
   Transfers (to) from
     the Guarantee
     Account................      110,414   (3,492,609)        104,106          (496,033)   (2,490,878)   3,303,599   6,086,271
   Transfers (to) from
     other subaccounts......   (1,078,351)   1,482,804         904,360        33,137,154    11,894,575   10,804,623   5,122,352
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      capital
      transactions
      (note 5)..............  (32,149,555) (28,908,248)      6,123,044       (18,396,485)  (29,401,908)  29,193,888  27,678,896
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.................  (24,914,453)     981,479       6,367,908        27,375,188    43,948,851   42,732,295  42,443,673
Net assets at beginning
 of year....................  202,791,975  201,810,496              --       345,797,776   301,848,925   83,406,347  40,962,674
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Net assets at end of
 period..................... $177,877,522  202,791,975       6,367,908       373,172,964   345,797,776  126,138,642  83,406,347
                             ============  ===========       =========       ===========   ===========  ===========  ==========
Changes in units
 (note 5):..................
 Units purchased............      948,203       84,364         765,627         4,758,363       534,737    5,535,020   3,633,243
 Units redeemed.............  (2,161,878)   (1,221,953)       (149,642)       (5,034,009)   (1,752,771)  (2,893,228)   (383,633)
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2004 and
   2003.....................  (1,213,675)   (1,137,589)        615,985          (275,646)   (1,218,034)   2,641,792   3,249,610
                             ============  ===========       =========       ===========   ===========  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------------------
                                  VIP Dynamic Capital         VIP Equity-Income         VIP Equity-Income
                               Appreciation Portfolio --        Portfolio --              Portfolio --
                                    Service Class 2             Initial Class            Service Class 2
                              --------------------------  ------------------------  ------------------------
                                            Period from          Year ended                Year ended
                               Year ended  May 1, 2003 to       December 31,              December 31,
                              December 31,  December 31,  ------------------------  ------------------------
                                  2004          2003          2004         2003         2004         2003
                              ------------ -------------- -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (14,499)       (833)        944,771    1,980,364     (279,674)    (140,052)
   Net realized gain
     (loss) on
     investments.............     (27,650)        856      10,072,206  (18,278,840)   3,210,895     (798,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      64,853      13,013      26,836,303  118,163,157    8,163,170   21,844,821
   Capital gain
     distributions...........          --          --       1,644,721           --      414,136           --
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      22,704      13,036      39,498,001  101,864,681   11,508,527   20,905,990
                               ----------     -------     -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     700,675     163,111       1,084,487    1,466,235   18,191,601   22,581,971
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --          --      (4,359,042)  (3,277,372)    (901,347)    (589,808)
     Surrenders..............     (12,840)        (92)    (72,411,463) (57,822,398)  (7,556,642)  (4,053,624)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2,145)         --        (465,690)    (507,195)    (182,225)     (99,255)
     Capital contribution....          --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     223,076       2,291      (1,576,117)  (2,340,630)   3,201,191    6,293,499
     Transfers (to) from
       other subaccounts.....     189,423      48,853      13,154,826   12,011,576    4,428,264    4,874,688
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,098,189     214,163     (64,572,999) (50,469,784)  17,180,842   29,007,471
                               ----------     -------     -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   1,120,893     227,199     (25,074,998)  51,394,897   28,689,369   49,913,461
Net assets at beginning
  of year....................     227,199          --     449,145,152  397,750,255  106,687,397   56,773,936
                               ----------     -------     -----------  -----------  -----------  -----------
Net assets at end of
  period.....................  $1,348,092     227,199     424,070,154  449,145,152  135,376,766  106,687,397
                               ==========     =======     ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     194,919      19,199       3,359,958      344,915    4,126,122    3,613,560
   Units redeemed............     (97,965)         (8)     (4,536,834)  (1,636,506)  (2,634,494)    (508,792)
                               ----------     -------     -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      96,954      19,191      (1,176,876)  (1,291,591)   1,491,628    3,104,768
                               ==========     =======     ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                 VIP Growth & Income       VIP Growth & Income        VIP Growth Opportunities
                              Portfolio -- Initial Class Portfolio -- Service Class 2 Portfolio -- Initial Class
                              -------------------------  ---------------------------  -------------------------
                                      Year ended               Year ended                   Year ended
                                     December 31,             December 31,                 December 31,
                              -------------------------  ---------------------------  -------------------------
                                  2004          2003        2004           2003          2004          2003
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (549,260)    (234,938)   (256,742)      (144,231)     (285,592)     (200,982)
   Net realized gain
     (loss) on
     investments.............     (980,512)  (7,294,707)    441,612       (127,193)   (1,369,662)   (9,460,193)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,389,008   26,038,023   1,063,556      4,511,688     3,243,075    17,920,957
   Capital gain
     distributions...........           --           --          --             --            --            --
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,859,236   18,508,378   1,248,426      4,240,264     1,587,821     8,259,782
                              ------------  -----------   ----------     ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      204,188      419,951   4,800,476      6,081,495       (63,459)      169,732
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,032,251)    (954,575)   (141,073)      (260,014)     (135,949)     (351,841)
     Surrenders..............  (11,612,233)  (8,114,363) (1,991,089)    (1,923,051)   (3,846,049)   (3,394,255)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (140,605)    (130,195)    (50,575)       (30,619)      (42,512)      (49,063)
     Capital contribution....           --           --          --             --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (233,086)     242,408     473,528      1,859,784      (313,278)     (633,863)
     Transfers (to) from
       other subaccounts.....      688,339    6,593,404    (229,427)     2,222,098    (2,646,463)   (1,477,611)
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (12,125,648)  (1,943,370)  2,861,840      7,949,693    (7,047,710)   (5,736,901)
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,266,412)  16,565,008   4,110,266     12,189,957    (5,459,889)    2,522,881
Net assets at beginning
  of year....................  105,022,666   88,457,658  28,816,393     16,626,436    36,221,975    33,699,094
                              ------------  -----------   ----------     ----------    ----------   ----------
Net assets at end of
  period..................... $ 96,756,254  105,022,666  32,926,659     28,816,393    30,762,086    36,221,975
                              ============  ===========   ==========     ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    1,824,510      534,540   1,157,131      1,190,682       483,561        22,011
   Units redeemed............   (2,765,942)    (677,183)   (895,308)      (260,527)   (1,234,238)     (765,963)
                              ------------  -----------   ----------     ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (941,432)    (142,643)    261,823        930,155      (750,677)     (743,952)
                              ============  ===========   ==========     ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------
                                      VIP Growth               VIP Growth           VIP Mid Cap
                                     Portfolio --             Portfolio --         Portfolio --
                                    Initial Class            Service Class 2       Initial Class
                              -------------------------  ----------------------  ----------------
                                      Year ended               Year ended           Year ended
                                     December 31,             December 31,         December 31,
                              -------------------------  ----------------------  ----------------
                                  2004          2003        2004        2003       2004     2003
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,802,869)  (2,677,765)   (785,022)   (553,295)    (313)    (145)
   Net realized gain
     (loss) on
     investments.............  (12,943,731) (49,551,027)    718,583  (1,899,734)   9,855    1,106
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,129,087  117,974,995     638,623  12,711,359     (237)  13,326
   Capital gain
     distributions...........           --           --          --          --       --       --
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,382,487   65,746,203     572,184  10,258,330    9,305   14,287
                              ------------  -----------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............      576,435      808,782   7,762,951  10,554,098      490    1,790
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (2,089,614)  (1,777,449)   (338,441)   (449,458)      --       --
     Surrenders..............  (34,225,608) (25,996,220) (3,817,975) (2,219,418) (36,725)    (579)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (337,455)    (376,144)    (86,435)    (51,163)      --       --
     Capital contribution....           --           --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (743,311)  (1,619,774)    159,632   2,553,245      106  (34,871)
     Transfers (to) from
       other subaccounts.....  (11,060,545)   6,004,213  (3,219,581)  2,921,634    2,962   50,472
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (47,880,098) (22,956,592)    460,151  13,308,938  (33,167)  16,812
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................  (44,497,611)  42,789,611   1,032,335  23,567,268  (23,862)  31,099
Net assets at beginning
  of year....................  276,886,540  234,096,929  54,263,590  30,696,322   61,276   30,177
                              ------------  -----------  ----------  ----------  -------  -------
Net assets at end of
  period..................... $232,388,929  276,886,540  55,295,925  54,263,590   37,414   61,276
                              ============  ===========  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased...........    2,284,982      155,661   3,134,447   2,286,034      311    4,710
   Units redeemed............   (4,576,850)    (680,163) (3,337,101)   (387,929)  (2,694)  (3,195)
                              ------------  -----------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (2,291,868)    (524,502)   (202,654)  1,898,105   (2,383)   1,515
                              ============  ===========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                          VIP Value
                               VIP Mid Cap Portfolio --  VIP Overseas Portfolio -- Strategies Portfolio --
                                   Service Class 2            Initial Class            Service Class 2
                              -------------------------  ------------------------  -----------------------
                                      Year ended               Year ended                Period from
                                     December 31,             December 31,              April 30, to
                              -------------------------  ------------------------       December 31,
                                  2004          2003        2004         2003               2004
                              ------------  -----------  ----------   ----------   -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,316,640)  (1,002,329)   (212,876)    (265,441)            (5,252)
   Net realized gain
     (loss) on
     investments.............   11,164,194    1,846,594   4,407,381    6,142,067             17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,897,054   25,744,841   4,530,773   11,873,456            152,399
   Capital gain
     distributions...........           --           --          --           --                 --
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         operations..........   32,744,608   26,589,106   8,725,278   17,750,082            164,163
                              ------------  -----------  ----------   ----------          ---------
From capital
  transactions:
   Net premiums..............   18,507,462   21,411,856       4,441      205,616            880,336
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (888,699)    (745,857)   (258,519)    (499,474)                --
     Surrenders..............  (11,385,027)  (3,863,376) (9,755,240)  (7,124,228)           (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (234,564)    (101,948)    (88,880)     (69,855)              (398)
     Capital contribution....           --           --          --           --                 --
     Transfers (to) from
       the Guarantee
       Account...............    4,807,299    6,861,370     557,879    2,209,611             58,558
     Transfers (to) from
       other subaccounts.....   22,851,461   22,391,099  16,227,445   17,606,040            504,216
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   33,657,932   45,953,144   6,687,126   12,327,710          1,430,475
                              ------------  -----------  ----------   ----------          ---------
Increase (decrease) in
  net assets.................   66,402,540   72,542,250  15,412,404   30,077,792          1,594,638
Net assets at beginning
  of year....................  125,013,965   52,471,715  68,380,026   38,302,234                 --
                              ------------  -----------  ----------   ----------          ---------
Net assets at end of
  period..................... $191,416,505  125,013,965  83,792,430   68,380,026          1,594,638
                              ============  ===========  ==========   ==========          =========
Changes in units
  (note 5):
   Units purchased...........    7,984,532    4,631,403   2,579,751    1,713,762            195,755
   Units redeemed............   (5,610,370)    (446,094) (1,969,793)    (658,546)           (54,199)
                              ------------  -----------  ----------   ----------          ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    2,374,162    4,185,309     609,958    1,055,216            141,556
                              ============  ===========  ==========   ==========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust
                              ---------------------------------------------------
                              Franklin Large Cap Mutual Shares
                              Growth Securities   Securities     Templeton Foreign
                              Fund -- Class 2    Fund -- Class 2 Securities Fund --
                                 Shares             Shares         Class I Shares
                              ----------------   --------------- ------------------
                               Year ended         Year ended
                              December 31,       December 31,       Period from
                              ----------------   ---------------  December 15, to
                               2004       2003    2004     2003  December 31, 2004
                               ------     ----    ------   ----  ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (8)      --        (5)    --            (21)
   Net realized gain
     (loss) on
     investments.............     --       --        24     --             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     47       --        --     --            784
   Capital gain
     distributions...........     --       --        --     --             --
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         operations..........     39       --        19     --            763
                               ------      --     ------    --        -------
From capital
  transactions:
   Net premiums..............  1,200       --        --     --             --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --       --        --     --             --
     Surrenders..............     --       --        --     --             --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --        --     --             --
     Capital contribution....     --       --        --     --             --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      --       (19)    --             --
     Transfers (to) from
       other subaccounts.....     --       --        --     --        159,073
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,199       --       (19)    --        159,073
                               ------      --     ------    --        -------
Increase (decrease) in
  net assets.................  1,238       --        --     --        159,836
Net assets at beginning
  of year....................     --       --        --     --             --
                               ------      --     ------    --        -------
Net assets at end of
  period..................... $1,238       --        --     --        159,836
                               ======      ==     ======    ==        =======
Changes in units
  (note 5):
   Units purchased...........     97       --     3,602     --         15,631
   Units redeemed............     --       --    (3,602)    --             --
                               ------      --     ------    --        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     97       --        --     --         15,631
                               ======      ==     ======    ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance
                               Products Trust (continued)
                              ------------------------------------
                                                  Templeton Global
                              Templeton Foreign   Asset Allocation
                              Securities Fund --     Fund --
                              Class 2 Shares      Class 2 Shares
                              ------------------- ----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              ------------------- ----------------
                                2004      2003    2004     2003
                               -------    ------  ----     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (71)       68     (2)       48
   Net realized gain
     (loss) on
     investments.............   4,266        27     73       917
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (938)    4,385     --         8
   Capital gain
     distributions...........      --        --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,257     4,480     71       973
                               -------    ------   ----    ------
From capital
  transactions:
   Net premiums..............   5,162    11,000     --        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --     --        --
     Surrenders..............      --        --     --    (4,731)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (3)       --     --       (11)
     Capital contribution....      --        --     --        --
     Transfers (to) from
       the Guarantee
       Account...............     (12)       10    (71)       (2)
     Transfers (to) from
       other subaccounts.....    (292)       --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,855    11,010    (71)   (4,744)
                               -------    ------   ----    ------
Increase (decrease) in
  net assets.................   8,112    15,490     --    (3,771)
Net assets at beginning
  of year....................  15,490        --     --     3,771
                               -------    ------   ----    ------
Net assets at end of
  period..................... $23,602    15,490     --        --
                               =======    ======   ====    ======
Changes in units
  (note 5):
   Units purchased...........   2,034     1,243    920        --
   Units redeemed............  (1,675)       --   (920)     (374)
                               -------    ------   ----    ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     359     1,243     --      (374)
                               =======    ======   ====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                 Global Income Fund           Income Fund        International Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ------------------------
                                  2004        2003         2004         2003        2004         2003
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   689,177     415,779    4,323,331    3,874,279     150,403       63,546
   Net realized gain
     (loss) on
     investments.............     (13,481)  1,034,176   (1,267,226)   3,455,343  (1,164,596)     712,223
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     554,445     342,964   (1,765,333)  (6,487,793)  6,588,127    8,710,030
   Capital gain
     distributions...........          --          --    1,259,033    2,669,616          --           --
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,230,141   1,792,919    2,549,805    3,511,445   5,573,934    9,485,799
                              -----------  ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............      45,850      28,526   11,654,641   16,718,015      55,753       80,346
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (27,773)    (20,342)  (1,176,137)  (2,649,260)    (51,822)    (135,855)
     Surrenders..............  (1,767,168) (1,883,222) (20,489,404) (25,422,959) (2,986,069)  (2,101,782)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (11,002)    (16,920)    (186,653)    (235,058)    (24,717)     (19,066)
     Capital contribution....          --          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (95,944)    153,824   (1,388,492)  (2,454,106)    524,224      451,309
     Transfers (to) from
       other subaccounts.....     (35,764)   (630,902) (21,670,986) (21,718,875)  5,885,171    3,433,011
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,891,801) (2,369,036) (33,257,031) (35,762,243)  3,402,540    1,707,963
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................    (661,660)   (576,117) (30,707,226) (32,250,798)  8,976,474   11,193,762
Net assets at beginning
  of year....................  16,538,247  17,114,364  157,337,580  189,588,378  35,870,504   24,676,742
                              -----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $15,876,587  16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ===========  ==========  ===========  ===========  ==========   ==========
Changes in units
  (note 5):
   Units purchased...........     304,030      15,064    3,497,033    1,193,867   2,192,674      430,753
   Units redeemed............    (457,254)   (206,938)  (5,924,043)  (3,747,723) (1,872,185)    (245,187)
                              -----------  ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (153,224)   (191,874)  (2,427,010)  (2,553,856)    320,489      185,566
                              ===========  ==========  ===========  ===========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund          Money Market Fund      Premier Growth Equity Fund
                              -------------------------  --------------------------  ------------------------
                                      Year ended                 Year ended                 Year ended
                                     December 31,               December 31,               December 31,
                              -------------------------  --------------------------  ------------------------
                                  2004          2003         2004          2003          2004          2003
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (980,690)    (112,163)   (1,715,775)   (3,222,675)  (1,165,245)   (1,239,375)
   Net realized gain
     (loss) on
     investments.............    9,312,867       50,745            --            --    3,912,180    (1,354,467)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      478,207   48,691,534            --            --    3,283,022    25,927,068
   Capital gain
     distributions...........   19,408,411           --            --            --           --            --
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,218,795   48,630,116    (1,715,775)   (3,222,675)   6,029,957    23,333,226
                              ------------  -----------  ------------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............   12,090,035   15,702,740    54,100,738   127,178,464   12,629,194    15,930,757
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,801,581)  (1,974,015)  (16,869,949)  (10,256,644)    (753,013)   (1,241,936)
     Surrenders..............  (21,016,656) (14,671,622) (112,193,000) (199,018,887) (13,361,642)   (7,710,173)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (286,333)    (224,087)     (442,044)     (589,301)    (185,315)     (108,182)
     Capital contribution....           --   (6,040,562)           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    1,769,516    6,298,607   (26,352,949)  (82,598,560)   1,328,705     4,847,796
     Transfers (to) from
       other subaccounts.....   (7,236,321)  10,265,740    (6,013,111) (113,196,174) (10,873,946)   26,361,242
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,481,340)   9,356,801  (107,770,315) (278,481,102) (11,216,017)   38,079,504
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................   11,737,455   57,986,917  (109,486,090) (281,703,777)  (5,186,060)   61,412,730
Net assets at beginning
  of year....................  212,938,060  154,951,143   362,964,711   644,668,488  132,429,856    71,017,126
                              ------------  -----------  ------------  ------------  -----------   -----------
Net assets at end of
  period..................... $224,675,515  212,938,060   253,478,621   362,964,711  127,243,796   132,429,856
                              ============  ===========  ============  ============  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........    4,018,004    5,244,270    62,876,505    10,051,981    4,489,260     5,554,672
   Units redeemed............   (4,932,022)  (3,728,924)  (72,139,803)  (31,656,024)  (5,871,609)   (1,080,923)
                              ------------  -----------  ------------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (914,018)   1,515,346    (9,263,298)  (21,604,043)  (1,382,349)    4,473,749
                              ============  ===========  ============  ============  ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              --------------------------  ------------------------  --------------------------
                                     Year ended                  Year ended                Year ended
                                    December 31,                December 31,              December 31,
                              --------------------------  ------------------------  --------------------------
                                  2004          2003          2004         2003         2004          2003
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,941,453    1,632,320       577,383     (313,550)   4,347,188      (759,871)
   Net realized gain
     (loss) on
     investments.............    5,629,540    2,946,152       161,362  (47,389,162)   4,983,828           889
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,231,361   13,185,479    43,542,840  158,355,697       66,760    13,296,441
   Capital gain
     distributions...........    9,845,407    3,906,271            --           --    2,108,850            --
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   29,647,761   21,670,222    44,281,585  110,652,985   11,506,626    12,537,459
                              ------------   ----------   -----------  -----------   -----------   ----------
From capital
  transactions:
   Net premiums..............    8,395,843    4,113,838    25,883,934   41,682,707   11,637,789    13,589,801
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (846,153)    (737,360)   (5,704,950)  (4,995,899)    (243,452)     (641,594)
     Surrenders..............  (14,270,178)  (8,575,725)  (65,453,911) (43,962,616)  (7,051,220)   (3,472,568)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,462)     (89,847)     (774,616)    (652,166)    (143,353)      (73,408)
     Capital contribution....           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    2,364,087      832,418     6,752,613    6,990,928    3,692,717     6,008,326
     Transfers (to) from
       other subaccounts.....   19,145,794    8,295,054   (14,746,936)  24,084,057   14,417,994     8,554,997
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   14,657,931    3,838,378   (54,043,866)  23,147,011   22,310,475    23,965,554
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets.................   44,305,692   25,508,600    (9,762,281) 133,799,996   33,817,101    36,503,013
Net assets at beginning
  of year....................   93,075,661   67,567,061   553,058,780  419,258,784   75,481,324    38,978,311
                              ------------   ----------   -----------  -----------   -----------   ----------
Net assets at end of
  period..................... $137,381,353   93,075,661   543,296,499  553,058,780  109,298,425    75,481,324
                              ============   ==========   ===========  ===========   ===========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,816,709    1,181,243    11,638,126   19,037,352    5,125,500     2,579,990
   Units redeemed............   (2,738,070)    (841,352)  (13,354,120) (13,003,634)  (3,447,411)     (383,754)
                              ------------   ----------   -----------  -----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,078,639      339,891    (1,715,994)   6,033,718    1,678,089     2,196,236
                              ============   ==========   ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                                      Year ended                Year ended               Year ended
                                     December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ----------------------
                                  2004          2003         2004         2003        2004        2003
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    940,945      311,074     (219,057)    (436,288)    (93,453)     (7,925)
   Net realized gain
     (loss) on
     investments.............    3,411,934   (1,807,460)   1,357,242   (4,360,761)    631,327    (179,926)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,713,038   26,987,569    5,088,086   22,237,895   1,949,212   4,879,388
   Capital gain
     distributions...........    4,810,827           --           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,876,744   25,491,183    6,226,271   17,440,846   2,487,086   4,691,537
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  199,929,428   46,567,782    7,022,475   10,229,408   5,065,634   7,420,928
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (984,635)  (1,236,936)    (980,771)    (693,361)   (176,997)   (296,252)
     Surrenders..............  (26,644,274) (12,548,400)  (9,776,150)  (7,114,253) (1,938,590) (1,623,380)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (291,530)    (133,719)    (149,273)    (115,627)    (56,649)    (32,911)
     Capital contribution....           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   52,912,997   28,714,399    1,189,045    2,466,894     617,075   2,080,232
     Transfers (to) from
       other subaccounts.....   26,128,668   24,310,941   (5,153,999)   1,896,648     653,130    (537,694)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  251,050,654   85,674,067   (7,848,673)   6,669,709   4,163,603   7,010,923
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  279,927,398  111,165,250   (1,622,402)  24,110,555   6,650,689  11,702,460
Net assets at beginning
  of year....................  219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   30,481,718    9,680,431    2,561,195    1,718,284   1,122,477   1,180,310
   Units redeemed............   (6,606,666)  (1,353,600)  (3,380,541)    (935,597)   (724,973)   (309,357)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   23,875,052    8,326,831     (819,346)     782,687     397,504     870,953
                              ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Goldman Sachs Variable Insurance Trust       Greenwich Street Series Fund
                                 -------------------------------------------------  ---------------------------
                                      Goldman Sachs             Goldman Sachs       Salomon Brothers Variable
                                    Growth and Income           Mid Cap Value       Aggressive Growth Fund --
                                           Fund                     Fund                    Class II
                                 -----------------------  ------------------------  ---------------------------
                                                                                                   Period from
                                        Year ended               Year ended                           May 1,
                                       December 31,             December 31,         Year ended      2003 to
                                 -----------------------  ------------------------  December 31,   December 31,
                                     2004        2003         2004         2003         2004           2003
                                 -----------  ----------  -----------  -----------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $   102,647     (11,177)   5,246,445     (798,782)    (66,476)       (15,161)
   Net realized gain
     (loss) on
     investments................   1,013,277    (508,336)  11,043,349    5,486,781      53,414        105,500
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   3,241,395   4,377,331   10,142,800   26,662,384     308,717        170,701
   Capital gain
     distributions..............          --          --    9,752,987    1,627,201          --             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations.............   4,357,319   3,857,818   36,185,581   32,977,584     295,655        261,040
                                 -----------  ----------  -----------  -----------   ---------      ---------
From capital
  transactions:
   Net premiums.................      58,950      82,454      305,754      329,445   2,355,957        754,308
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............     (62,687)    (41,269)    (709,801)  (1,316,469)    (41,744)            --
     Surrenders.................  (2,722,654) (1,978,616) (18,858,008) (15,047,721)   (213,913)       (74,084)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (25,113)    (21,736)    (180,804)    (188,385)     (5,744)          (572)
     Capital contribution.......          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account..................     366,245     307,602      459,415   (1,463,994)    326,687        139,572
     Transfers (to) from
       other subaccounts........  10,719,073   1,997,780   16,413,725   (7,206,926)    851,624      1,249,655
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   8,333,814     346,215   (2,569,719) (24,894,050)  3,272,867      2,068,879
                                 -----------  ----------  -----------  -----------   ---------      ---------
Increase (decrease) in
  net assets....................  12,691,133   4,204,033   33,615,862    8,083,534   3,568,522      2,329,919
Net assets at beginning
  of year.......................  22,304,366  18,100,333  158,040,259  149,956,725   2,329,919             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
Net assets at end of
  period........................ $34,995,499  22,304,366  191,656,121  158,040,259   5,898,441      2,329,919
                                 ===========  ==========  ===========  ===========   =========      =========
Changes in units
  (note 5):
   Units purchased..............   1,835,294     108,875    3,994,282       30,789     417,557        192,078
   Units redeemed...............    (951,568)    (93,102)  (4,243,688)  (2,098,584)   (152,993)        (6,690)
                                 -----------  ----------  -----------  -----------   ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................     883,726      15,773     (249,406)  (2,067,795)    264,564        185,388
                                 ===========  ==========  ===========  ===========   =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                            Janus Aspen Series
                              -----------------------------------------------------------------------------
                                                                                     Capital Appreciation
                                Balanced Portfolio --      Balanced Portfolio --         Portfolio --
                                 Institutional Shares         Service Shares         Institutional Shares
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2004          2003         2004         2003         2004         2003
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,490,727    3,064,724      810,148      384,453   (1,780,177)  (1,571,214)
   Net realized gain
     (loss) on
     investments.............      (33,278) (16,074,600)   1,718,059     (413,469)  (6,349,657) (36,132,244)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,696,455   61,535,869    5,355,519   12,238,875   29,954,685   64,861,360
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   23,153,904   48,525,993    7,883,726   12,209,859   21,824,851   27,157,902
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      786,842    1,438,780   13,785,960   31,521,852      266,224      497,050
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (4,709,927)  (4,475,542)  (1,281,317)  (1,589,434)    (949,881)  (1,689,658)
     Surrenders..............  (50,307,835) (45,324,311)  (8,570,939)  (5,902,956) (16,668,793) (12,835,885)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (436,787)    (539,055)    (195,221)    (134,953)    (203,516)    (242,140)
     Capital contribution....           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   (3,684,775)  (8,974,164)   2,398,174    5,270,414   (1,206,758)  (2,604,404)
     Transfers (to) from
       other subaccounts.....  (25,581,869) (26,551,425)  (6,005,852)  (5,353,521) (11,485,758) (21,347,817)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (83,934,351) (84,425,717)     130,805   23,811,402  (30,248,482) (38,222,854)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (60,780,447) (35,899,724)   8,014,531   36,021,261   (8,423,631) (11,064,952)
Net assets at beginning
  of year....................  401,874,615  437,774,339  118,007,229   81,985,968  158,146,066  169,211,018
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $341,094,168  401,874,615  126,021,760  118,007,229  149,722,435  158,146,066
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    2,636,754       92,184    2,976,298    4,490,699    1,624,620       41,733
   Units redeemed............   (7,296,856)  (5,501,487)  (3,047,635)  (1,740,618)  (3,758,674)  (3,250,998)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (4,660,102)  (5,409,303)     (71,337)   2,750,081   (2,134,054)  (3,209,265)
                              ============  ===========  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                              ----------------------------------------------------------------
                                Capital Appreciation    Core Equity        Flexible Income
                                    Portfolio --        Portfolio --        Portfolio --
                                      Service          Institutional        Institutional
                                       Shares              Shares              Shares
                              -----------------------  -------------  ------------------------
                                     Year ended          Year ended          Year ended
                                    December 31,        December 31,        December 31,
                              -----------------------  -------------  ------------------------
                                  2004        2003      2004   2003       2004         2003
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (339,147)   (255,419)   (28)    (15)   2,469,989    2,777,766
   Net realized gain
     (loss) on
     investments.............     359,195  (1,598,692)     4    (130)      90,887    3,102,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,387,633   5,163,850    650     687   (1,635,540)  (1,204,733)
   Capital gain
     distributions...........          --          --     --      --      495,170           --
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,407,681   3,309,739    626     542    1,420,506    4,676,019
                              -----------  ----------  -----  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,324,630   3,276,861     --     205      117,385      363,524
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (146,911)   (194,922)    --      --     (430,458)  (1,396,734)
     Surrenders..............  (1,543,127) (1,697,501)    --      --  (10,291,640) (14,185,905)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,661)    (26,844)    --      --      (72,013)    (101,242)
     Capital contribution....          --          --     --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     417,012   1,194,127     (1) (1,525)  (1,750,011)  (5,490,780)
     Transfers (to) from
       other subaccounts.....  (1,768,903) (2,167,196) 2,646   1,504  (10,711,430) (11,320,881)
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (745,960)    384,525  2,645     184  (23,138,167) (32,132,018)
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets.................   2,661,721   3,694,264  3,271     726  (21,717,661) (27,455,999)
Net assets at beginning
  of year....................  21,935,902  18,241,638  2,953   2,227   76,430,894  103,886,893
                              -----------  ----------  -----  ------  -----------  -----------
Net assets at end of
  period..................... $24,597,623  21,935,902  6,224   2,953   54,713,233   76,430,894
                              ===========  ==========  =====  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     665,652       5,290    330     261    1,239,943       24,423
   Units redeemed............    (864,878)     (4,835)   (16)   (233)  (2,718,785)  (2,183,242)
                              -----------  ----------  -----  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (199,226)        455    314      28   (1,478,842)  (2,158,819)
                              ===========  ==========  =====  ======  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology
                                    Portfolio --            Portfolio --          Growth Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2004        2003        2004        2003         2004         2003
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,277)   (221,670)   (297,054)   (210,408)  (2,753,711)  (3,128,772)
   Net realized gain
     (loss) on
     investments.............     631,411  (2,111,851)   (770,771) (5,562,604) (12,034,080) (52,859,279)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,112,733   5,642,778     (19,532) 10,882,379   19,403,215  117,113,119
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,495,867   3,309,257  (1,087,357)  5,109,367    4,615,424   61,125,068
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     136,569     336,995   1,053,178     355,170      204,723      979,900
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (123,892)   (327,793)    (94,173)    (89,828)  (1,578,531)  (1,930,774)
     Surrenders..............  (1,847,731) (1,784,432) (2,679,737) (1,744,347) (27,831,504) (28,536,349)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,830)    (23,729)    (40,866)    (23,379)    (301,333)    (376,802)
     Capital contribution....          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     139,625     (72,508)    140,492     697,655   (1,919,992)  (5,089,081)
     Transfers (to) from
       other subaccounts.....     112,692    (612,295) (4,239,576)  7,253,273  (20,314,959) (21,000,773)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,606,567) (2,483,762) (5,860,682)  6,448,544  (51,741,596) (55,953,879)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (110,700)    825,495  (6,948,039) 11,557,911  (47,126,172)   5,171,189
Net assets at beginning
  of year....................  15,343,549  14,518,054  22,874,235  11,316,324  243,704,460  238,533,271
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $15,232,849  15,343,549  15,926,196  22,874,235  196,578,288  243,704,460
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   1,428,385      45,930   3,741,124   2,396,071    1,865,936       80,837
   Units redeemed............  (1,655,044)   (384,451) (5,679,312)   (538,859)  (5,474,276)  (4,696,770)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (226,659)   (338,521) (1,938,188)  1,857,212   (3,608,340)  (4,615,933)
                              ===========  ==========  ==========  ==========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series (continued)
                                 -------------------------------------------------------------------------
                                          Growth            International Growth     International Growth
                                       Portfolio --             Portfolio --             Portfolio --
                                      Service Shares        Institutional Shares        Service Shares
                                 -----------------------  ------------------------  ----------------------
                                        Year ended               Year ended               Year ended
                                       December 31,             December 31,             December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2004        2003         2004         2003        2004        2003
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (279,819)   (268,091)    (511,235)    (182,541)   (167,699)    (77,971)
   Net realized gain
     (loss) on
     investments................    (428,340) (2,547,271)   3,160,892  (12,495,460)  1,719,974   3,101,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     940,240   7,296,628   11,621,055   38,222,502   2,268,702   4,835,337
   Capital gain
     distributions..............          --          --           --           --          --          --
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     232,081   4,481,266   14,270,712   25,544,501   3,820,977   7,859,200
                                 -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums.................     100,237     917,553      264,144      220,470   4,417,991   4,385,717
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............    (208,483)   (238,036)    (459,653)    (605,205)   (532,454)   (178,982)
     Surrenders.................  (1,856,620) (1,457,229) (12,334,826)  (9,788,903) (1,528,153) (1,307,228)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,702)    (28,564)    (109,487)    (115,532)    (35,563)    (23,491)
     Capital contribution.......          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account..................      70,800      98,485     (711,956)  (1,016,738)    391,916   1,065,571
     Transfers (to) from
       other subaccounts........  (1,589,141)   (875,444)  (1,286,553)  (9,733,391) (3,411,847) (2,291,493)
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (3,504,909) (1,583,235) (14,638,331) (21,039,299)   (698,110)  1,650,094
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets....................  (3,272,828)  2,898,031     (367,619)   4,505,202   3,122,867   9,509,294
Net assets at beginning
  of year.......................  19,784,309  16,886,278   96,519,163   92,013,961  22,857,374  13,348,080
                                 -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................ $16,511,481  19,784,309   96,151,544   96,519,163  25,980,241  22,857,374
                                 ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased..............     601,773     219,586    2,174,109       18,417   6,441,537   2,293,339
   Units redeemed...............  (1,223,314)   (556,187)  (3,114,255)  (1,775,979) (6,723,620) (1,599,151)
                                 -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................    (621,541)   (336,601)    (940,146)  (1,757,562)   (282,083)    694,188
                                 ===========  ==========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series (continued)
                                    ------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                       Institutional Shares          Service Shares           Institutional Shares
                                    --------------------------  --------------------------  ----------------------------
                                      Year ended December 31,   Year ended December 31,      Year ended December 31,
                                    --------------------------  --------------------------  ----------------------------
                                        2004          2003         2004          2003           2004           2003
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,918,946)   (1,842,365)   (216,681)     (184,244)    (1,129,141)      (873,143)
   Net realized gain
     (loss) on
     investments...................  (17,151,565) (107,125,873)    135,723    (1,263,523)   (18,838,312)   (65,238,753)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   41,941,739   145,894,301   2,452,204     4,865,717     26,250,152    121,705,488
   Capital gain
     distributions.................           --            --          --            --             --             --
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations................   22,871,228    36,926,063   2,371,246     3,417,950      6,282,699     55,593,592
                                    ------------  ------------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums....................      265,500       580,508     225,828       545,775        523,775        873,384
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................     (812,799)   (1,237,618)    (85,377)      (46,466)    (1,885,350)    (2,524,468)
     Surrenders....................  (15,079,428)  (12,807,058)   (930,722)     (852,214)   (38,370,706)   (36,943,233)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (196,960)     (210,373)    (18,871)      (19,255)      (320,119)      (406,174)
     Capital contribution..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account.....................     (234,813)     (904,876)    197,738       299,293     (1,917,954)    (4,918,259)
     Transfers (to) from
       other subaccounts...........  (10,221,557)   (6,319,476)    232,832      (394,979)   (22,243,255)   (42,272,061)
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (26,280,057)  (20,898,893)   (378,572)     (467,846)   (64,213,609)   (86,190,811)
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.......................   (3,408,829)   16,027,170   1,992,674     2,950,104    (57,930,910)   (30,597,219)
Net assets at beginning
  of year..........................  139,995,112   123,967,942  13,557,716    10,607,612    283,626,677    314,223,896
                                    ------------  ------------   ----------    ----------    -----------    -----------
Net assets at end of
  period........................... $136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                                    ============  ============   ==========    ==========    ===========    ===========
Changes in units
  (note 5):
   Units purchased.................    1,381,995        45,716     809,695       290,833      1,518,160         52,004
   Units redeemed..................   (3,188,666)   (1,691,522)   (926,663)     (451,844)    (4,845,916)    (5,184,096)
                                    ------------  ------------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003......................   (1,806,671)   (1,645,806)   (116,968)     (161,011)    (3,327,756)    (5,132,092)
                                    ============  ============   ==========    ==========    ===========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Janus Aspen Series (continued) J.P. Morgan Series Trust II
                              -----------------------------  ---------------------------
                                  Worldwide Growth                           International
                                    Portfolio --                                Equity
                                   Service Shares            Bond Portfolio   Portfolio
                              -----------------------------  --------------  -----------
                                     Year ended                Year ended     Year ended
                                    December 31,              December 31,   December 31,
                              -----------------------------  --------------  -----------
                                  2004           2003         2004    2003    2004    2003
                               -----------     ----------    ------  ------  ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (150,931)      (157,434)     1,540     496      (4)   (2)
   Net realized gain
     (loss) on
     investments.............      68,401     (2,222,890)       (68)    (53)    134     3
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     518,585      6,825,872       (724)   (437)    (11)   51
   Capital gain
     distributions...........          --             --        443     624      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         operations..........     436,055      4,445,548      1,191     630     119    52
                               -----------     ----------    ------  ------  ------   ---
From capital
  transactions:
   Net premiums..............     202,036      1,193,795     16,806  23,654   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (268,159)      (272,259)        --      --      --    --
     Surrenders..............  (1,756,349)    (1,264,169)        --  (3,916)     --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (24,595)       (32,443)       (96)     (9)     (1)   --
     Capital contribution....          --             --         --      --      --    --
     Transfers (to) from
       the Guarantee
       Account...............      84,946        761,299      1,727   7,549     (11)  253
     Transfers (to) from
       other subaccounts.....  (1,733,738)    (2,791,658)        --      --      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,495,859)    (2,405,435)    18,437  27,278   5,988   253
                               -----------     ----------    ------  ------  ------   ---
Increase (decrease) in
  net assets.................  (3,059,804)     2,040,113     19,628  27,908   6,107   305
Net assets at beginning
  of year....................  23,616,809     21,576,696     31,759   3,851     305    --
                               -----------     ----------    ------  ------  ------   ---
Net assets at end of
  period..................... $20,557,005     23,616,809     51,387  31,759   6,412   305
                               ===========     ==========    ======  ======  ======   ===
Changes in units
  (note 5):
   Units purchased...........     605,068        361,789      1,878   3,058   2,172    24
   Units redeemed............  (1,224,314)      (806,764)       (65)   (385) (1,769)   --
                               -----------     ----------    ------  ------  ------   ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (619,246)      (444,975)     1,813   2,673     403    24
                               ===========     ==========    ======  ======  ======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------
                                                             U.S. Large Cap
                               Mid Cap Value   Small Company Core Equity
                                 Portfolio      Portfolio    Portfolio
                              ---------------  ------------- --------------
                                 Year ended    Year ended    Year ended
                                December 31,   December 31,  December 31,
                              ---------------  ------------- --------------
                                2004    2003    2004   2003  2004    2003
                              -------  ------  -----   ----   -----  ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (158)   (171)   (19)   --      --    --
   Net realized gain
     (loss) on
     investments.............   6,268     985      4    --      --    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,373)  3,794    312    --      --    --
   Capital gain
     distributions...........      23      --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         operations..........   3,760   4,608    297    --      --    --
                              -------  ------  -----    --    -----   --
From capital
  transactions:
   Net premiums..............  23,965  12,980  7,206    --   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --     --    --      --    --
     Surrenders..............      --  (4,645)    --    --      --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)    (11)   (16)   --      --    --
     Capital contribution....      --      --     --    --      --    --
     Transfers (to) from
       the Guarantee
       Account...............    (439)     36     92    --      --    --
     Transfers (to) from
       other subaccounts.....    (189)     --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  23,312   8,360  7,282    --   6,000    --
                              -------  ------  -----    --    -----   --
Increase (decrease) in
  net assets.................  27,072  12,968  7,579    --   6,000    --
Net assets at beginning
  of year....................  16,709   3,741     --    --      --    --
                              -------  ------  -----    --    -----   --
Net assets at end of
  period..................... $43,781  16,709  7,579    --   6,000    --
                              =======  ======  =====    ==    =====   ==
Changes in units
  (note 5):
   Units purchased...........   6,431   1,432    469    --     449    --
   Units redeemed............  (4,886)   (512)    (1)   --      --    --
                              -------  ------  -----    --    -----   --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,545     920    468    --     449    --
                              =======  ======  =====    ==    =====   ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                        MFS(R) Variable
                                    Merrill Lynch Variable Series Fund, Inc.            Insurance Trust
                              ----------------------------------------------------  ----------------------
                               Merrill Lynch    Merrill Lynch      Merrill Lynch
                                Basic Value    Large Cap Growth Value Opportunities    MFS(R) Investors
                                V.I. Fund --     V.I. Fund --      V.I. Fund --     Growth Stock Series --
                              Class III Shares Class III Shares  Class III Shares    Service Class Shares
                              ---------------- ---------------- ------------------- ----------------------
                                                                                          Year ended
                                      Period from April 30, to December 31,              December 31,
                              ----------------------------------------------------  ----------------------
                                    2004             2004              2004            2004        2003
                              ---------------- ---------------- ------------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   14,978         (2,197)             89,749        (399,687)   (316,005)
   Net realized gain
     (loss) on
     investments.............         7,850         18,187               6,673         (10,388) (1,581,632)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       145,944         34,315            (242,448)      2,224,980   5,732,067
   Capital gain
     distributions...........         3,945             --             254,217              --          --
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       172,717         50,305             108,191       1,814,905   3,834,430
                                 ----------        -------           ---------      ----------  ----------
From capital
  transactions:
   Net premiums..............     1,554,556        244,820             704,302       3,341,140   4,891,595
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --             --                  --        (232,027)   (136,402)
     Surrenders..............        (8,531)        (3,347)             (2,412)     (2,005,156) (1,210,407)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (509)          (319)               (532)        (38,159)    (28,905)
     Capital contribution....            --             --                  --              --          --
     Transfers (to) from
       the Guarantee
       Account...............         5,595         10,141              21,461         484,361   1,696,128
     Transfers (to) from
       other subaccounts.....       912,342         74,467             519,413      (2,355,808)   (292,666)
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     2,463,453        325,762           1,242,232        (805,649)  4,919,343
                                 ----------        -------           ---------      ----------  ----------
Increase (decrease) in
  net assets.................     2,636,170        376,067           1,350,423       1,009,256   8,753,773
Net assets at beginning
  of year....................            --             --                  --      25,999,088  17,245,315
                                 ----------        -------           ---------      ----------  ----------
Net assets at end of
  period.....................    $2,636,170        376,067           1,350,423      27,008,344  25,999,088
                                 ==========        =======           =========      ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       334,427         72,923             166,058         937,192     968,092
   Units redeemed............       (91,856)       (38,276)            (45,553)     (1,277,708)   (245,175)
                                 ----------        -------           ---------      ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................       242,571         34,647             120,505        (340,516)    722,917
                                 ==========        =======           =========      ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     MFS(R) Variable Insurance Trust (continued)
                              ------------------------------------------------------------------------
                               MFS(R) Investors Trust   MFS(R) New Discovery   MFS(R) Strategic Income
                                 Series -- Service        Series -- Service    Series -- Service
                                    Class Shares            Class Shares       Class Shares
                              -----------------------  ----------------------  -----------------------
                                     Year ended              Year ended        Year ended
                                    December 31,            December 31,       December 31,
                              -----------------------  ----------------------  -----------------------
                                  2004        2003        2004        2003     2004        2003
                              -----------  ----------  ----------  ----------  ----        ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (236,244)   (180,151)   (679,289)   (430,847)  --          --
   Net realized gain
     (loss) on
     investments.............     215,751    (442,323)  1,128,909      17,066   --          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,918,019   3,758,246     980,456   7,603,890   --          --
   Capital gain
     distributions...........          --          --          --          --   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         operations..........   1,897,526   3,135,772   1,430,076   7,190,109   --          --
                              -----------  ----------  ----------  ----------   --          --
From capital
  transactions:
   Net premiums..............   1,821,423   3,581,369   4,503,571   7,933,349   --          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (232,008)   (262,223)   (453,532)   (197,059)  --          --
     Surrenders..............  (1,460,433)   (956,581) (4,109,768) (2,682,639)  --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (34,461)    (29,083)    (74,082)    (38,023)  --          --
     Capital contribution....          --          --          --          --   --          --
     Transfers (to) from
       the Guarantee
       Account...............     561,572   1,851,636     912,172   2,724,695   --          --
     Transfers (to) from
       other subaccounts.....    (840,113)    173,932  (8,320,907) 16,618,353   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (184,020)  4,359,050  (7,542,546) 24,358,676   --          --
                              -----------  ----------  ----------  ----------   --          --
Increase (decrease) in
  net assets.................   1,713,506   7,494,822  (6,112,470) 31,548,785   --          --
Net assets at beginning
  of year....................  20,574,145  13,079,323  48,193,193  16,644,408   --          --
                              -----------  ----------  ----------  ----------   --          --
Net assets at end of
  period..................... $22,287,651  20,574,145  42,080,723  48,193,193   --          --
                              ===========  ==========  ==========  ==========   ==          ==
Changes in units
  (note 5):
   Units purchased...........     477,097     760,339   2,463,195   3,288,202   --          --
   Units redeemed............    (552,825)   (169,222) (3,542,529)   (351,735)  --          --
                              -----------  ----------  ----------  ----------   --          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (75,728)    591,117  (1,079,334)  2,936,467   --          --
                              ===========  ==========  ==========  ==========   ==          ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------
                               MFS(R) Total
                              Return Series --        MFS(R) Utilities Series --
                              Service Class Shares     Service Class Shares
                              ---------------------   ------------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   ------------------------
                                2004         2003        2004          2003
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     3          115      (101,673)      102,597
   Net realized gain
     (loss) on
     investments.............      80           21     1,510,137      (916,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,576        3,712     6,923,010     6,765,881
   Capital gain
     distributions...........      --           --            --            --
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,659        3,848     8,331,474     5,951,699
                               -------       ------   ----------    ----------
From capital
  transactions:
   Net premiums..............   1,206       23,500     3,391,900     4,156,674
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --      (283,401)     (460,260)
     Surrenders..............      --           --    (2,714,188)   (1,215,530)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (81)          --       (47,330)      (28,711)
     Capital contribution....      --           --            --            --
     Transfers (to) from
       the Guarantee
       Account...............      77           11       647,529     1,096,332
     Transfers (to) from
       other subaccounts.....     (21)          --     2,036,063     1,968,531
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,181       23,511     3,030,573     5,517,036
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets.................   3,840       27,359    11,362,047    11,468,735
Net assets at beginning
  of year....................  27,359           --    27,422,921    15,954,186
                               -------       ------   ----------    ----------
Net assets at end of
  period..................... $31,199       27,359    38,784,968    27,422,921
                               =======       ======   ==========    ==========
Changes in units
  (note 5):
   Units purchased...........     116        2,387     2,063,558       945,964
   Units redeemed............     (11)          --    (1,789,134)     (223,448)
                               -------       ------   ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     105        2,387       274,424       722,516
                               =======       ======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Nations Separate Account Trust
                              ----------------------------------------------------
                                                             Nations Marsico
                                   Nations Marsico      International Opportunities
                                  Growth Portfolio              Portfolio
                              ------------------------  --------------------------
                                           Period from                Period from
                                              May 1,                     May 1,
                               Year ended    2003 to     Year ended     2003 to
                              December 31, December 31, December 31,  December 31,
                                  2004         2003         2004          2003
                              ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (389,917)     (65,786)    (206,120)     (27,423)
   Net realized gain
     (loss) on
     investments.............     501,022      105,009      730,355      191,396
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,371,401      939,883    2,982,227      754,103
   Capital gain
     distributions...........          --           --       52,035           --
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,482,506      979,106    3,558,497      918,076
                              -----------   ----------   ----------    ---------
From capital
  transactions:
   Net premiums..............  11,972,993    7,515,564   12,291,217    2,848,824
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (102,427)      (7,122)    (215,781)      (5,602)
     Surrenders..............    (969,326)     (78,641)  (1,083,203)     (28,541)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,522)      (2,211)     (32,687)      (1,074)
     Capital contribution....          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,606,719    1,451,247    2,425,867      823,009
     Transfers (to) from
       other subaccounts.....   2,764,073    5,632,644    8,846,168    4,175,307
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,222,510   14,511,481   22,231,581    7,811,923
                              -----------   ----------   ----------    ---------
Increase (decrease) in
  net assets.................  19,705,016   15,490,587   25,790,078    8,729,999
Net assets at beginning
  of year....................  15,490,587           --    8,729,999           --
                              -----------   ----------   ----------    ---------
Net assets at end of
  period..................... $35,195,603   15,490,587   34,520,077    8,729,999
                              ===========   ==========   ==========    =========
Changes in units
  (note 5):
   Units purchased...........   2,311,759    1,270,755    3,033,124      655,203
   Units redeemed............    (972,084)     (16,831)  (1,363,223)      (2,940)
                              -----------   ----------   ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,339,675    1,253,924    1,669,901      652,263
                              ===========   ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Oppenheimer Variable Account Funds
                              -----------------------------------------------------------------------------
                                                            Oppenheimer Aggressive
                              Oppenheimer Aggressive Growth   Growth Fund/VA --       Oppenheimer Balanced
                                       Fund/VA                 Service Shares               Fund/VA
                              ----------------------------  ----------------------  -----------------------
                               Year ended December 31,      Year ended December 31, Year ended December 31,
                              ----------------------------  ----------------------  -----------------------
                                  2004            2003         2004        2003         2004        2003
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,419,315)    (1,432,640)    (61,847)     (9,255)     (290,902)  1,156,603
   Net realized gain
     (loss) on
     investments.............   (5,323,519)   (46,670,609)    115,684      16,228     1,616,659  (2,654,977)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,748,494     70,135,856     629,593      48,911     5,166,701  15,883,735
   Capital gain
     distributions...........           --             --          --          --            --          --
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   17,005,660     22,032,607     683,430      55,884     6,492,458  14,385,361
                               ------------   -----------   ---------   ---------   -----------  ----------
From capital
  transactions:
   Net premiums..............       86,822        790,710   1,258,379   1,855,247       138,698     455,803
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (642,781)      (760,971)    (42,359)    (27,633)     (638,372)   (656,797)
     Surrenders..............  (15,734,391)   (14,128,996)   (351,731)    (25,593)  (12,139,595) (8,963,484)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (127,568)      (157,153)     (7,526)       (139)      (84,433)    (97,860)
     Capital contribution....           --             --          --          --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      (22,333)    (1,484,201)    259,356     136,583        84,573  (1,271,305)
     Transfers (to) from
       other subaccounts.....   (5,513,482)    (3,116,371)  1,161,165     656,951     9,887,898   3,155,117
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (21,953,733)   (18,856,982)  2,277,284   2,595,416    (2,751,231) (7,378,526)
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets.................   (4,948,073)     3,175,625   2,960,714   2,651,300     3,741,227   7,006,835
Net assets at beginning
  of year....................  108,383,130    105,207,505   2,651,300          --    77,463,428  70,456,593
                               ------------   -----------   ---------   ---------   -----------  ----------
Net assets at end of
  period..................... $103,435,057    108,383,130   5,612,014   2,651,300    81,204,655  77,463,428
                               ============   ===========   =========   =========   ===========  ==========
Changes in units
  (note 5):
   Units purchased...........      632,070         33,579     380,933     225,667     1,075,230     207,744
   Units redeemed............   (1,433,475)      (834,374)   (202,630)     (4,547)   (1,018,468)   (632,246)
                               ------------   -----------   ---------   ---------   -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (801,405)      (800,795)    178,303     221,120        56,762    (424,502)
                               ============   ===========   =========   =========   ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------------------------------------
                               Oppenheimer                                                        Oppenheimer Capital
                                 Balanced                                 Oppenheimer Capital         Appreciation
                                Fund/VA --       Oppenheimer Bond            Appreciation              Fund/VA --
                              Service Shares          Fund/VA                   Fund/VA              Service Shares
                              -------------- ------------------------  ------------------------  ---------------------
                               Period from          Year ended                Year ended               Year ended
                               April 30, to        December 31,              December 31,             December 31,
                               December 31,  ------------------------  ------------------------  ---------------------
                                   2004          2004         2003         2004         2003        2004        2003
                              -------------- -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense)...............   $  (34,514)    3,257,789    5,783,153   (1,944,758)  (1,715,965)   (139,874)   (30,380)
   Net realized gain
     (loss) on
     investments.............       14,024       246,997      994,550    1,203,001  (17,481,761)    174,624     65,638
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      557,213       (42,183)    (401,178)   9,727,639   62,718,810     605,023    544,217
   Capital gain
     distributions...........           --            --           --           --           --          --         --
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        operations...........      536,723     3,462,603    6,376,525    8,985,882   43,521,084     639,773    579,475
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions:
   Net premiums..............    4,937,774        96,681      336,346      651,660      732,373   4,073,409  3,572,773
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --    (1,383,713)  (1,190,649)  (1,646,758)  (1,181,374)    (19,121)   (42,740)
     Surrenders..............      (33,819)  (15,720,005) (17,991,802) (24,485,138) (18,866,152)   (555,586)  (155,783)
     Cost of insurance
      and administrative
      expense (note 4a)......       (1,085)     (105,875)    (151,454)    (212,857)    (232,524)    (21,145)    (1,329)
     Capital contribution....           --            --           --           --           --          --         --
     Transfers (to) from
      the Guarantee
      Account................      106,053    (1,772,830)  (3,500,030)     (92,196)  (1,117,118)    663,340    342,200
     Transfers (to) from
      other subaccounts......    3,833,505    (6,126,189) (11,552,432)  (1,830,751)      72,692   1,908,358  2,480,717
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5).............    8,842,428   (25,011,931) (34,050,021) (27,616,040) (20,592,103)  6,049,255  6,195,838
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets..................    9,379,151   (21,549,328) (27,673,494) (18,630,158)  22,928,981   6,689,028  6,775,313
Net assets at beginning
 of year.....................           --   105,148,222  132,821,716  190,039,913  167,110,932   6,776,279        966
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of
 period......................   $9,379,151    83,598,894  105,148,222  171,409,755  190,039,913  13,465,307  6,776,279
                                ==========   ===========  ===========  ===========  ===========  ==========  =========
Changes in units
 (note 5):
   Units purchased...........      914,555     1,009,881       17,560    1,654,058       32,848     834,669    562,975
   Units redeemed............      (56,266)   (2,239,302)  (1,795,165)  (2,417,838)    (873,045)   (332,657)   (17,592)
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      858,289    (1,229,421)  (1,777,605)    (763,780)    (840,197)    502,012    545,383
                                ==========   ===========  ===========  ===========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities                           Oppenheimer Main Street
                                     Fund/VA --              Oppenheimer High Income        Fund/VA --
                                   Service Shares                    Fund/VA              Service Shares
                              ----------------------------  ------------------------  ----------------------
                                     Year ended                    Year ended               Year ended
                                    December 31,                  December 31,             December 31,
                              ----------------------------  ------------------------  ----------------------
                                  2004           2003           2004         2003        2004        2003
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (373,890)     (456,540)     5,338,715    6,021,551    (480,777)   (318,989)
   Net realized gain
     (loss) on
     investments.............    4,042,632         6,406     (1,427,269)  (7,648,698)  1,128,440    (674,767)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,271,107    18,054,212      2,793,471   22,851,165   3,473,483  10,382,149
   Capital gain
     distributions...........           --            --             --           --          --          --
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,939,849    17,604,078      6,704,917   21,224,018   4,121,146   9,388,393
                               ------------    ----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   12,939,658    14,376,562        204,683      323,516   5,780,847  11,400,665
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (456,952)     (747,213)    (1,658,565)  (1,061,454) (1,047,878)   (261,771)
     Surrenders..............   (5,353,027)   (1,915,065)   (17,861,103) (17,226,273) (3,297,804) (2,729,014)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,081)      (60,846)      (105,111)    (127,406)    (94,716)    (55,604)
     Capital contribution....           --            --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    1,887,908     3,991,066       (571,186)     706,375     969,916   4,123,014
     Transfers (to) from
       other subaccounts.....   10,965,469     3,752,107    (11,234,444)  11,539,009    (334,779)    200,917
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   19,851,975    19,396,611    (31,225,726)  (5,846,233)  1,975,586  12,678,207
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   33,791,824    37,000,689    (24,520,809)  15,377,785   6,096,732  22,066,600
Net assets at beginning
  of year....................   69,507,798    32,507,109    114,409,559   99,031,774  52,551,095  30,484,495
                               ------------    ----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $103,299,622    69,507,798     89,888,750  114,409,559  58,647,827  52,551,095
                               ============    ==========   ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    4,459,070     2,770,156      1,844,187      227,632   1,550,711   2,112,321
   Units redeemed............   (2,651,932)     (341,029)    (3,346,701)    (333,300) (1,452,934)   (409,228)
                               ------------    ----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,807,138     2,429,127     (1,502,514)    (105,668)     97,777   1,703,093
                               ============    ==========   ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Oppenheimer Variable
                              Account Funds (continued)        PBHG Insurance Series Fund, Inc.
                              ------------------------  ----------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --         PBHG Growth II       PBHG Large Cap Growth
                                  Service Shares               Portfolio               Portfolio
                              ------------------------  ----------------------  ----------------------
                              Year ended December 31,   Year ended December 31, Year ended December 31,
                              ------------------------  ----------------------  ----------------------
                                  2004         2003        2004        2003        2004        2003
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,987)    (38,426)    (170,549)   (195,692)   (254,453)   (262,616)
   Net realized gain
     (loss) on
     investments.............     482,893     244,204     (118,187) (1,883,145)   (381,930) (8,228,688)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,858,878     735,614      760,934   5,011,706   1,841,615  13,355,969
   Capital gain
     distributions...........          --          --           --          --          --          --
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,092,784     941,392      472,198   2,932,869   1,205,232   4,864,665
                              -----------   ---------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   7,666,157   4,005,309       38,069       9,694      16,934      43,402
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (83,768)      1,423      (42,584)    (71,762)   (187,498)   (270,190)
     Surrenders..............    (769,273)   (189,507)  (1,899,271) (1,582,375) (3,071,025) (2,666,909)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,130)     (1,215)     (20,192)    (23,986)    (27,231)    (29,342)
     Capital contribution....          --          --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     997,648     564,551     (414,555)   (436,624)       (620)    (53,691)
     Transfers (to) from
       other subaccounts.....   5,159,551   3,295,672   (1,553,717) (1,201,053)   (977,370) (1,501,872)
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,942,185   7,676,233   (3,892,250) (3,306,106) (4,246,810) (4,478,602)
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  16,034,969   8,617,625   (3,420,052)   (373,237) (3,041,578)    386,063
Net assets at beginning
  of year....................   8,617,625          --   14,437,919  14,811,156  20,050,154  19,664,091
                              -----------   ---------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $24,652,594   8,617,625   11,017,867  14,437,919  17,008,576  20,050,154
                              ===========   =========   ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   1,735,484     651,494      421,381       1,263     294,679       4,210
   Units redeemed............    (805,289)    (15,794)    (856,117)   (432,103)   (571,390)   (358,809)
                              -----------   ---------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     930,195     635,700     (434,736)   (430,840)   (276,711)   (354,599)
                              ===========   =========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       PIMCO Variable Insurance Trust
                              ------------------------------------------------------
                               Foreign Bond Portfolio
                              (U.S. Dollar Hedged) --     High Yield Portfolio --
                              Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------
                              Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   173,279       118,876     4,656,375     3,514,922
   Net realized gain
     (loss) on
     investments.............      19,116        96,041     1,329,609     1,772,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      90,885      (202,048)      554,894     6,070,757
   Capital gain
     distributions...........     111,556            --            --            --
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     394,836        12,869     6,540,878    11,358,665
                               -----------   ----------    -----------   ----------
From capital
  transactions:
   Net premiums..............     135,525     2,864,477    15,859,281    33,090,449
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (43,715)     (108,418)     (702,049)   (1,139,939)
     Surrenders..............    (974,389)     (710,228)   (5,905,791)   (3,798,762)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,696)      (12,661)     (156,053)      (73,579)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     310,937     1,263,742     3,428,581     6,595,488
     Transfers (to) from
       other subaccounts.....    (468,465)     (211,071)   (5,661,142)    9,766,343
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,056,803)    3,085,841     6,862,827    44,440,000
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets.................    (661,967)    3,098,710    13,403,705    55,798,665
Net assets at beginning
  of year....................  11,304,444     8,205,734    90,104,962    34,306,297
                               -----------   ----------    -----------   ----------
Net assets at end of
  period..................... $10,642,477    11,304,444   103,508,667    90,104,962
                               ===========   ==========    ===========   ==========
Changes in units
  (note 5):
   Units purchased...........     188,552       346,790     4,168,437     4,686,933
   Units redeemed............    (279,121)      (88,051)   (3,610,929)     (516,906)
                               -----------   ----------    -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (90,569)      258,739       557,508     4,170,027
                               ===========   ==========    ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  PIMCO Variable Insurance Trust (continued)
                              ------------------------------------------------------
                              Long-Term U.S. Government         Total Return
                              Portfolio -- Administrative Portfolio -- Administrative
                                    Class Shares                Class Shares
                              --------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,784,468     1,167,948     2,545,614     2,691,026
   Net realized gain
     (loss) on
     investments.............     379,401       610,025     1,435,932     1,792,216
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     436,797    (1,489,148)    1,457,881      (208,896)
   Capital gain
     distributions...........   1,008,223     1,107,205     2,363,875     1,947,400
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,608,889     1,396,030     7,803,302     6,221,746
                              -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   5,485,266    29,794,714    33,075,993    75,153,679
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (953,607)     (431,025)   (1,846,343)   (2,090,699)
     Surrenders..............  (6,622,658)   (7,116,423)  (16,383,330)  (12,485,393)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,926)     (104,205)     (405,046)     (274,968)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     519,745     3,982,466     2,672,461    20,679,095
     Transfers (to) from
       other subaccounts.....  (6,600,809)  (29,341,069)   (1,890,693)    8,496,413
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,271,989)   (3,215,542)   15,223,042    89,478,127
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  (4,663,100)   (1,819,512)   23,026,344    95,699,873
Net assets at beginning
  of year....................  71,145,013    72,964,525   250,740,219   155,040,346
                              -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $66,481,913    71,145,013   273,766,563   250,740,219
                              ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   2,345,947     2,035,239     9,278,374     9,067,959
   Units redeemed............  (2,909,904)   (2,228,991)   (7,634,991)   (1,295,098)
                              -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (563,957)     (193,752)    1,643,383     7,772,861
                              ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    The Prudential Series Fund, Inc.
                              ----------------------------------------------
                                Jennison 20/20 Focus    Jennison Portfolio --
                                Portfolio -- Class II     Class II Shares
                              ------------------------  --------------------
                                           Period from
                                              May 1,        Year ended
                               Year ended    2003 to       December 31,
                              December 31, December 31, --------------------
                                  2004         2003        2004       2003
                              ------------ ------------ ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (11,802)      (586)     (12,195)   (2,097)
   Net realized gain
     (loss) on
     investments.............       8,122        635        3,957    (1,818)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     156,712     14,101       80,364    35,176
   Capital gain
     distributions...........          --         --           --        --
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     153,032     14,150       72,126    31,261
                               ----------    -------    ---------   -------
From capital
  transactions:
   Net premiums..............   1,101,846     86,414      737,875   334,643
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --         --      (10,431)       --
     Surrenders..............     (47,450)    (2,148)     (31,776)  (14,265)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (641)      (104)      (1,288)      (91)
     Capital contribution....          --         --           --        --
     Transfers (to) from
       the Guarantee
       Account...............      39,342     (7,927)    (289,691)   26,680
     Transfers (to) from
       other subaccounts.....     264,039     97,068      191,916    74,248
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,357,136    173,303      596,605   421,215
                               ----------    -------    ---------   -------
Increase (decrease) in
  net assets.................   1,510,168    187,453      668,731   452,476
Net assets at beginning
  of year....................     187,453         --      480,826    28,350
                               ----------    -------    ---------   -------
Net assets at end of
  period.....................  $1,697,621    187,453    1,149,557   480,826
                               ==========    =======    =========   =======
Changes in units
  (note 5):
   Units purchased...........     120,201     16,099       70,679    51,610
   Units redeemed............     (12,565)      (893)     (13,194)   (2,245)
                               ----------    -------    ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     107,636     15,206       57,485    49,365
                               ==========    =======    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                              The Prudential Series Fund, Inc. (continued)  Rydex Variable Trust
                              -------------------------------------------  ----------------------
                               SP William Blair         SP Prudential
                                International           U.S. Emerging
                              Growth Portfolio --      Growth Portfolio --
                                   Class II               Class II                OTC Fund
                              -----------------------  ------------------  ----------------------
                                  Year ended             Year ended              Year ended
                                 December 31,           December 31,            December 31,
                              -----------------------  ------------------  ----------------------
                                2004        2003        2004      2003        2004        2003
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (253)      (1,235)    (1,312)   (1,062)     (207,855)   (129,085)
   Net realized gain
     (loss) on
     investments.............     228      115,131        154    (1,092)      249,078    (880,952)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,253         (174)    16,227    24,293       789,321   3,894,505
   Capital gain
     distributions...........      --           --         23        --            --          --
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,228      113,722     15,092    22,139       830,544   2,884,468
                               -------     --------     ------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............      --           --         --        --     2,128,716   5,383,663
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --         --        --       (23,088)   (122,845)
     Surrenders..............    (757)        (667)      (241)   (1,129)     (843,147)   (459,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)         (23)      (133)     (120)      (28,509)    (12,398)
     Capital contribution....      --           --         --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      --            3        216       (12)      922,839     739,417
     Transfers (to) from
       other subaccounts.....      --     (109,282)        --     2,267    (1,841,001)   (663,629)
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (782)    (109,969)      (158)    1,006       315,810   4,864,566
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets.................   1,446        3,753     14,934    23,145     1,146,354   7,749,034
Net assets at beginning
  of year....................  16,189       12,436     80,249    57,104    12,881,739   5,132,705
                               -------     --------     ------    ------   ----------  ----------
Net assets at end of
  period..................... $17,635       16,189     95,183    80,249    14,028,093  12,881,739
                               =======     ========     ======    ======   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       1           --      1,068       180     2,163,663   1,775,647
   Units redeemed............     (99)        (111)    (1,112)     (100)   (2,468,921)   (364,960)
                               -------     --------     ------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (98)        (111)       (44)       80      (305,258)  1,410,687
                               =======     ========     ======    ======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Salomon Brothers Variable Series Funds, Inc
                              ------------------------------------------------------
                              Salomon Brothers Variable All Salomon Brothers Variable
                                Cap Fund -- Class II        Investors Fund -- Class I
                              ----------------------------  ------------------------
                                             Period from
                                                May 1,            Year ended
                               Year ended      2003 to           December 31,
                              December 31,   December 31,   ------------------------
                                  2004           2003          2004         2003
                              ------------   ------------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,140)      (29,236)       (32,944)       6,553
   Net realized gain
     (loss) on
     investments.............     354,800        50,864      1,381,002   (3,305,045)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,700       632,103      2,988,242   15,342,042
   Capital gain
     distributions...........          --            --             --           --
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     576,360       653,731      4,336,300   12,043,550
                              -----------     ---------     ----------   ----------
From capital
  transactions:
   Net premiums..............   5,007,314     4,336,529        220,444      181,229
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (53,283)           --       (468,134)    (302,041)
     Surrenders..............    (468,812)      (19,353)    (5,328,335)  (4,547,900)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (27,443)       (1,031)       (62,110)     (59,549)
     Capital contribution....          --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,272,863       341,249        178,420      (88,882)
     Transfers (to) from
       other subaccounts.....     928,649     1,803,975         81,098      746,923
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   6,659,288     6,461,369     (5,378,617)  (4,070,220)
                              -----------     ---------     ----------   ----------
Increase (decrease) in
  net assets.................   7,235,648     7,115,100     (1,042,317)   7,973,330
Net assets at beginning
  of year....................   7,115,100            --     53,792,987   45,819,657
                              -----------     ---------     ----------   ----------
Net assets at end of
  period..................... $14,350,748     7,115,100     52,750,670   53,792,987
                              ===========     =========     ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,392,873       552,197      1,041,664      109,490
   Units redeemed............    (892,531)       (1,737)    (1,458,073)    (589,640)
                              -----------     ---------     ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     500,342       550,460       (416,409)    (480,150)
                              ===========     =========     ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Salomon Brothers Variable Series Funds, Inc (continued)
                              ------------------------------------------------------
                              Salomon Brothers Variable    Salomon Brothers Variable
                               Strategic Bond Fund --       Total Return Fund --
                                      Class I                      Class I
                              ---------------------------  -------------------------
                                     Year ended                  Year ended
                                    December 31,                December 31,
                              ---------------------------  -------------------------
                                  2004          2003          2004          2003
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,488,471     1,893,922        87,335        26,191
   Net realized gain
     (loss) on
     investments.............     325,407     3,320,791       398,568        (4,660)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (344,829)     (476,633)      463,024     2,108,750
   Capital gain
     distributions...........     804,709     1,117,503       288,233       215,308
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,273,758     5,855,583     1,237,160     2,345,589
                               -----------    ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............     119,965       208,356        57,859       178,560
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (393,186)     (424,122)     (464,570)     (142,592)
     Surrenders..............  (5,633,166)   (6,966,411)   (2,329,517)   (1,420,034)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,289)      (61,558)      (17,684)      (18,048)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............  (1,847,602)     (707,601)      345,181      (126,810)
     Transfers (to) from
       other subaccounts.....   1,874,387     7,070,157       431,086       346,920
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,928,891)     (881,179)   (1,977,645)   (1,182,004)
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets.................  (3,655,133)    4,974,404      (740,485)    1,163,585
Net assets at beginning
  of year....................  50,829,246    45,854,842    18,578,692    17,415,107
                               -----------    ----------    ----------   ----------
Net assets at end of
  period..................... $47,174,113    50,829,246    17,838,207    18,578,692
                               ===========    ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,255,569       210,880       311,413        52,944
   Units redeemed............  (1,699,453)     (236,411)     (478,962)     (172,033)
                               -----------    ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (443,884)      (25,531)     (167,549)     (119,089)
                               ===========    ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Scudder Variable Series II
                              -----------------------------------------------------
                                                    SVS Dreman
                                                   High Return    SVS Dreman
                              Scudder Technology      Equity      Small Cap
                              Growth Portfolio --  Portfolio --  Value Portfolio --
                              Class B Shares      Class B Shares Class B Shares
                              ------------------- -------------- ------------------
                                Year ended                        Year ended
                               December 31,         Year ended   December 31,
                              ------------------   December 31,  ------------------
                                2004      2003         2004       2004                                      2003
                              -------    -----    -------------- ------                                     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9)      (7)         (53)         (2)                                     --
   Net realized gain
     (loss) on
     investments.............     166        2           28         124                                      --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (156)     218          589          --                                      --
   Capital gain
     distributions...........      --       --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         operations..........       1      213          564         122                                      --
                               -------    -----       -----       ------                                     --
From capital
  transactions:
   Net premiums..............      --      500        5,162          --                                      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --       --           --          --                                      --
     Surrenders..............      --       --           --          --                                      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2)      --           --          --                                      --
     Capital contribution....      --       --           --          --                                      --
     Transfers (to) from
       the Guarantee
       Account...............    (999)   1,011           36        (122)                                     --
     Transfers (to) from
       other subaccounts.....    (147)      --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,148)   1,511        5,198        (122)                                     --
                               -------    -----       -----       ------                                     --
Increase (decrease) in
  net assets.................  (1,147)   1,724        5,762          --                                      --
Net assets at beginning
  of year....................   1,724       --           --          --                                      --
                               -------    -----       -----       ------                                     --
Net assets at end of
  period..................... $   577    1,724        5,762          --                                      --
                               =======    =====       =====       ======                                     ==
Changes in units
  (note 5):
   Units purchased...........      10      115          907       1,249                                      --
   Units redeemed............     (86)      --         (506)     (1,249)                                     --
                               -------    -----       -----       ------                                     --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (76)     115          401          --                                      --
                               =======    =====       =====       ======                                     ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Van Kampen Life Investment Trust
                              ---------------------------------------------
                                                          Emerging Growth
                               Comstock Portfolio --       Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  --------------------
                                     Year ended             Year ended
                                    December 31,           December 31,
                              -----------------------  --------------------
                                  2004        2003        2004       2003
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (419,409)   (158,741)  (129,303)   (55,420)
   Net realized gain
     (loss) on
     investments.............   1,641,590     432,826    273,494     82,607
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,415,899   3,776,299    447,313    751,563
   Capital gain
     distributions...........          --          --         --         --
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   7,638,080   4,050,384    591,504    778,750
                              -----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............  16,248,714  12,912,713  2,118,492  3,945,283
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (171,591)   (122,507)   (78,700)   (92,720)
     Surrenders..............  (1,929,577)   (455,602)  (527,943)  (141,720)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,284)    (13,633)   (20,277)    (3,884)
     Capital contribution....          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account...............   3,057,751   3,830,858    207,550    701,796
     Transfers (to) from
       other subaccounts.....  15,841,723   5,081,154    446,472  1,083,965
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  32,951,736  21,232,983  2,145,594  5,492,720
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  40,589,816  25,283,367  2,737,098  6,271,470
Net assets at beginning
  of year....................  28,664,435   3,381,068  7,123,547    852,077
                              -----------  ----------  ---------  ---------
Net assets at end of
  period..................... $69,254,251  28,664,435  9,860,645  7,123,547
                              ===========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   4,131,057   2,330,671    638,439    665,935
   Units redeemed............  (1,273,596)    (63,192)  (413,690)   (27,858)
                              -----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,857,461   2,267,479    224,749    638,077
                              ===========  ==========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established on August 19, 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Life and Annuity uses the Account to support flexible premium variable deferred annuity contracts issued by GE Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Account belong to GE Life & Annuity. Nonetheless, GE Life & Annuity do not charge the assets in the Account attributable to the contracts with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following portfolios were made available to the Account.

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B

Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class           VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class               VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2             VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service     VIP Dynamic Capital Appreciation Portfolio --  Service
   Class 2                                                       Class 2
  VIP III Growth & Income Portfolio -- Initial Class            VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2          VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class       VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Initial Class                    VIP Mid Cap Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                  VIP Mid Cap Portfolio -- Service Class 2

GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                     Mid-Cap Equity Fund

Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II    Salomon Brothers Variable Aggressive Growth Fund -- Class
                                                                 II

J.P. Morgan Series Trust II
  International Opportunities Portfolio                         International Equity Portfolio

Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                       Oppenheimer Balanced Fund/VA

PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares         Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                 Administrative Class Shares

The Prudential Series Fund, Inc.
  SP Jennison International Growth Portfolio -- Class II        SP William Blair International Growth Portfolio -- Class
                                                                 II

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   For 2004 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                                 Franklin Templeton Variable Insurance Products Trust
  AIM V.I. Blue Chip Fund -- Series I shares                   Templeton Global Income Securities Fund -- Class I Shares
American Century Variable Portfolios, Inc.                   The Prudential Series Fund, Inc.
  VP International Fund -- Class I                             Equity Portfolio -- Class II Shares

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Classes

   There are eighteen unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    23,315 $    23,783
 AIM V.I. Basic Value Fund -- Series II shares............................  21,881,695   8,609,537
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   5,471,857   5,472,079
 AIM V.I. Capital Development Fund -- Series I shares.....................      22,321      22,575
 AIM V.I. Core Equity Fund -- Series I shares.............................       3,236          23
 AIM V.I. Government Securities Fund -- Series I shares...................      94,356     786,555
 AIM V.I. Growth Fund -- Series I shares..................................   1,894,331   2,955,736
 AIM V.I. International Growth Fund -- Series II shares...................     457,509     100,641
 AIM V.I. Premier Equity Fund -- Series I shares..........................   4,007,305   8,938,684
 AIM V.I. Technology Fund -- Series I shares..............................          --     110,499
 AIM V.I. Utilities Fund -- Series I shares...............................          60          15
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................  18,242,547  49,826,739
 Alger American Small Capitalization Portfolio -- Class O Shares..........  37,190,828  50,098,654
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.................  60,575,302  54,599,462
 AllianceBernstein International Value Portfolio -- Class B...............     646,059      34,715
 AllianceBernstein Premier Growth Portfolio -- Class B....................   7,550,896   7,291,086
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   4,331,006   3,752,708
 AllianceBernstein Technology Portfolio -- Class B........................   4,482,869   3,349,364
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................         821         928
 VP Ultra Fund -- Class I.................................................      60,856      59,620
 VP Value Fund -- Class I.................................................      15,659         157
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     238,013     656,109
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares       1,316          31
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............      24,275          14
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  41,145,568  19,928,039
 VT Income Fund of Boston.................................................     223,557     247,182
 VT Worldwide Health Sciences Fund........................................   8,396,722   4,834,047
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     139,879       2,880
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................  10,245,990  22,299,427
 Federated Capital Income Fund II.........................................   6,481,224   9,495,525
 Federated High Income Bond Fund II -- Primary Shares.....................  55,034,512  65,372,691
 Federated High Income Bond Fund II -- Service Shares.....................  52,501,615  50,773,653
 Federated Kaufmann Fund II -- Service Shares.............................  27,852,111  13,494,600

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 21,940,308 $ 51,085,690
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........    7,631,988    1,538,802
 VIP Contrafund(R) Portfolio -- Initial Class.................   83,467,309  105,750,080
 VIP Contrafund(R) Portfolio -- Service Class 2...............   58,297,865   30,450,880
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,144,793    1,059,054
 VIP Equity-Income Portfolio -- Initial Class.................   74,746,310  136,930,548
 VIP Equity-Income Portfolio -- Service Class 2...............   48,469,193   30,872,737
 VIP Growth & Income Portfolio -- Initial Class...............   21,863,761   34,443,721
 VIP Growth & Income Portfolio -- Service Class 2.............   11,249,105    8,599,886
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,624,921   11,949,715
 VIP Growth Portfolio -- Initial Class........................   37,652,034   84,887,520
 VIP Growth Portfolio -- Service Class 2......................   23,598,662   23,142,772
 VIP Mid Cap Portfolio -- Initial Class.......................        4,150       37,628
 VIP Mid Cap Portfolio -- Service Class 2.....................  107,393,162   76,124,187
 VIP Overseas Portfolio -- Initial Class......................   38,183,068   31,803,315
 VIP Value Strategies Portfolio -- Service Class 2............    1,978,517      553,190
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..        1,205           14
 Mutual Shares Securities Fund -- Class 2 Shares..............       47,044       47,067
 Templeton Foreign Securities Fund -- Class I Shares..........      155,155           13
 Templeton Foreign Securities Fund -- Class 2 Shares..........       28,716       23,929
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       12,000       12,073
GE Investments Funds, Inc.
 Global Income Fund...........................................    4,723,177    5,899,144
 Income Fund..................................................   49,872,440   77,867,978
 International Equity Fund....................................   23,129,207   19,989,577
 Mid-Cap Value Equity Fund....................................   78,127,406   76,925,051
 Money Market Fund............................................  672,994,460  781,942,230
 Premier Growth Equity Fund...................................   44,800,481   57,596,890
 Real Estate Securities Fund..................................   92,627,331   63,451,108
 S&P 500(R) Index Fund........................................  149,147,331  200,871,736
 Small-Cap Value Equity Fund..................................   75,171,475   49,240,621
 Total Return Fund............................................  354,366,263   98,409,363
 U.S. Equity Fund.............................................   26,834,205   38,389,885
 Value Equity Fund............................................   11,229,784    7,255,718
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................   17,343,421    9,068,642
 Goldman Sachs Mid Cap Value Fund.............................   84,701,263   72,231,064
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    5,184,313    1,982,815
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................   48,220,304  130,016,600
 Balanced Portfolio -- Service Shares.........................   32,238,025   31,921,679
 Capital Appreciation Portfolio -- Institutional Shares.......   22,007,322   53,930,722
 Capital Appreciation Portfolio -- Service Shares.............    5,496,013    6,620,243
 Core Equity Portfolio -- Institutional Shares................        2,787          170

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 Flexible Income Portfolio -- Institutional Shares......................... $21,814,920 $42,046,592
 Global Life Sciences Portfolio -- Service Shares..........................  12,433,066  14,298,978
 Global Technology Portfolio -- Service Shares.............................  16,910,847  19,340,161
 Growth Portfolio -- Institutional Shares..................................  20,684,322  75,296,253
 Growth Portfolio -- Service Shares........................................   3,580,060   7,194,937
 International Growth Portfolio -- Institutional Shares....................  28,973,749  43,757,326
 International Growth Portfolio -- Service Shares..........................  49,724,829  50,882,847
 Mid Cap Growth Portfolio -- Institutional Shares..........................  18,320,966  46,643,804
 Mid Cap Growth Portfolio -- Service Shares................................   4,131,331   4,888,949
 Worldwide Growth Portfolio -- Institutional Shares........................  24,782,464  90,048,176
 Worldwide Growth Portfolio -- Service Shares..............................   4,040,525   7,688,710
J.P. Morgan Series Trust II
 Bond Portfolio............................................................      21,778       1,356
 International Equity Portfolio............................................      24,069      24,087
 Mid Cap Value Portfolio...................................................      71,308      71,130
 Small Company Portfolio...................................................       1,299          35
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................   3,421,656     939,120
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     712,324     388,745
 Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares...............   2,028,135     469,184
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............   7,003,348   8,083,289
 MFS(R) Investors Trust Series -- Service Class Shares.....................   4,278,676   4,685,872
 MFS(R) New Discovery Series -- Service Class Shares.......................  23,850,362  32,566,389
 MFS(R) Strategic Income Series -- Service Class Shares....................           1          --
 MFS(R) Total Return Series -- Service Class Shares........................       1,748         564
 MFS(R) Utilities Series -- Service Class Shares...........................  18,675,588  15,788,452
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  28,107,590  12,336,450
 Nations Marsico International Opportunities Portfolio.....................  40,864,026  18,866,225
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................  11,205,280  34,551,802
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................   4,829,615   2,616,383
 Oppenheimer Balanced Fund/VA..............................................  22,755,822  25,864,848
 Oppenheimer Balanced Fund/VA -- Service Shares............................   9,423,412     618,042
 Oppenheimer Bond Fund/VA..................................................  23,387,315  45,127,207
 Oppenheimer Capital Appreciation Fund/VA..................................  29,724,915  59,139,888
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  10,071,458   4,234,394
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  46,285,416  26,820,311
 Oppenheimer High Income Fund/VA...........................................  39,850,624  65,590,585
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  14,774,524  13,138,709
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  24,255,899  11,580,445
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................   3,947,117   7,952,872
 PBHG Large Cap Growth Portfolio...........................................   4,529,127   9,026,911
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2,705,611   3,320,671

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                      Cost of     Proceeds
                                                                       Shares       from
Fund/Portfolio                                                        Acquired   Shares Sold
--------------                                                      ------------ -----------
 High Yield Portfolio -- Administrative Class Shares............... $ 55,375,694 $44,425,183
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   34,220,355  39,937,490
 Total Return Portfolio -- Administrative Class Shares.............  116,264,654  96,955,191
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................    1,515,050     170,048
 Jennison Portfolio -- Class II Shares.............................      721,944     131,500
 SP Jennison International Growth Portfolio -- Class II............           --       1,035
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..........        9,427      10,875
Rydex Variable Trust
 OTC Fund..........................................................   11,119,236  10,801,791
Salomon Brothers Variable Series Funds, Inc
 Salomon Brothers Variable All Cap Fund -- Class II................   18,254,182  11,795,093
 Salomon Brothers Variable Investors Fund -- Class I...............   14,838,390  20,268,202
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........   20,128,845  23,546,342
 Salomon Brothers Variable Total Return Fund -- Class I............    4,180,831   5,785,088
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............        1,146       1,303
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........       12,226       7,080
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............       19,000      19,124
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................   47,522,487  15,127,569
 Emerging Growth Portfolio -- Class II Shares......................    5,986,456   4,057,674

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                           Mortality
                                                                               Administrative             and Expense
                                                                                  Expense      Optional  Risk Charges
                                                                                Charges as a   Benefits      as a
                                                          Annual Contract      percentage of     as a    percentage of
                                                         Maintenance Charge    the daily net  percentage the daily net
Unit Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type    Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
---- ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
I    P1140          0.20%       6% or less within      $30 if account value is       NA           NA         1.15%
                    monthly     seven years of any     $75,000 or less at time
                    for the     purchase payment       charge taken
                    first ten
                    years
                    following
                    any
                    purchase
                    payment
II   P1142,            NA       6% or less within      $25 if account value is      0.15%         NA         1.25%
     P1143,                     eight years of any     $75,000 or less at the
     P1150*                     purchase payment       time charge is taken
III  P1152*            NA       8% or less within nine $25 if account value         0.25%         NA         1.30%
                                years of any purchase  $10,000 or less at time
                                payment                charge taken
IV   P1151*            NA                N/A           $25 if account value is      0.25%         NA         1.35%
                                                       $25,000 or less at time
                                                       charge taken
V    P1153             NA                 NA                     NA                 0.35%         NA         0.40%
VI   P1154             NA       6% or less within      $30 if account values        0.15%         NA         1.35%
     *(Age 70                   seven years of any     is $40,000 or less at
     or younger)                purchase payment       the time the charge is
                                                       taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.55%
     (Over age 70)              seven years of any     $40,000 or less at time
                                purchase payment       charge is taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.30%
                                seven years of any     $40,000 or less at time
                                purchase payment       charge is taken

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                            Mortality
                                                                                Administrative             and Expense
                                                                                   Expense      Optional  Risk Charges
                                                                                 Charges as a   Benefits      as a
                                                           Annual Contract      percentage of     as a    percentage of
                                                          Maintenance Charge    the daily net  percentage the daily net
Unit  Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type     Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
----  ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
VIII     P1611          NA       Surrender Charge is              NA                 0.15%         NA         1.35%
                                 9% declining to 1%
                                 for any purchase
                                 payments in the
                                 Guarantee or Variable
                                 Account depending on
                                 length of time in
                                 account.
                                 Access Charge is 6%
                                 or less of any
                                 purchase payment
                                 allocated to
                                 immediate installment
                                 account
IX       P1156*         N/A      6% or less within four           NA                 0.15%         NA         1.30%
                                 years
X        P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XI       P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XII      P1154*         NA       6% or less within      $30 if account value is      0.15%        0.50%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XIII     P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XIV      P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XV       P1156*         N/A      6% or less within four           NA                 0.15%        0.50%       1.55%
                                 years
XVI      P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVII     P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVIII    P0051*         NA                 NA           $25 if account value is      0.25%        0.50%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken

--------
  NA -- Not Applicable
* Contract provides for optional death benefit riders; which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $6.2 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, maximum 1.00% for the International Equity Fund, 0.65% Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds:
International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                                ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 377,759   $17.60   $ 6,647     1.15%        0.00%     4.28%
   2003............................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 467,829    10.21     4,777     1.15%        0.00%    15.23%
   2003............................................... 512,921     8.86     4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30     3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64     5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 111,316    13.55     1,508     1.15%        0.74%     9.94%
   2003............................................... 107,521    12.32     1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................... 138,387    18.37     2,542     1.15%        1.46%     8.51%
   2003............................................... 184,208    16.93     3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41     2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01     5,009     1.15%        1.38%    (5.51)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................   108,608   $14.29   $  1,552     1.15%        4.55%     8.66%
   2003.............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002.............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001.............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003.............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002.............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001.............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................. 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................. 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................. 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................. 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................. 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................. 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets     Expenses as a Investment
                                                   ------------------ % of Average    Income    Total
Type I:                                    Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                  --------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004.................................   840,013   $25.99   $21,831     1.15%        1.12%    12.33%
   2003.................................   912,602    23.14    21,115     1.15%        0.77%    41.72%
   2002.................................   999,509    16.33    16,322     1.15%        0.78%   (21.20)%
   2001................................. 1,258,600    20.72    26,078     1.15%        5.29%   (22.24)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................    81,662    13.81     1,128     1.15%        5.19%     8.20%
   2003.................................   113,030    12.77     1,443     1.15%        4.93%    10.41%
   2002.................................   104,279    11.56     1,205     1.15%        0.88%    15.29%
   2001.................................    26,072    10.03       262     1.15%        0.00%    (3.01)%
 Income Fund
   2004.................................   544,900    13.76     7,498     1.15%        4.53%     2.23%
   2003.................................   804,637    13.46    10,831     1.15%        3.51%     2.41%
   2002................................. 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001.................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2004.................................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2004.................................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2004.................................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003................................. 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................. 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................. 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2004.................................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2004.................................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2004.................................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2004.................................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.................................    26,902    12.85       346     1.15%        0.08%    28.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type I:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004...........................................   246,359   $42.60   $10,495     1.15%        1.85%     6.94%
   2003...........................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002...........................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001...........................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2004...........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003...........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002...........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001...........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004...........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003...........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002...........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001...........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2004...........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003...........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002...........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001...........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003........................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002........................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001........................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003...........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002...........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001...........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003...........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002...........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001...........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003...........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002...........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001...........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003...........................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002...........................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001...........................................   150,593     4.22       636     1.15%        0.00%   (38.17)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Growth Portfolio -- Institutional Shares
   2004............................................ 1,056,769   $22.45   $23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2004............................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003............................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Bond Fund/VA
   2004............................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003............................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002............................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003............................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type I:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                           --------- ---------- -------- ------------- ---------- ------
 Oppenheimer High Income Fund/VA
   2004..........................................   357,249   $39.10   $ 13,968     1.15%        6.77%     7.71%
   2003..........................................   464,434    36.30     16,859     1.15%        7.07%    22.53%
   2002..........................................   528,223    29.63     15,651     1.15%       11.01%    (3.52)%
   2001..........................................   682,884    30.71     20,971     1.15%       10.37%     0.59%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004..........................................    72,708     9.76        709     1.15%        0.00%     5.38%
   2003..........................................   104,805     9.26        970     1.15%        0.00%    24.26%
   2002..........................................   152,592     7.45      1,137     1.15%        0.00%   (31.23)%
   2001..........................................   274,022    10.83      2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2004..........................................    87,458    16.66      1,457     1.15%        0.00%     7.69%
   2003..........................................   106,905    15.47      1,654     1.15%        0.00%    29.68%
   2002..........................................   132,559    11.93      1,581     1.15%        0.00%   (30.13)%
   2001..........................................   193,697    17.08      3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004..........................................   116,402    10.49      1,221     1.15%        2.55%     3.68%
   2003..........................................    50,696    10.12        513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004..........................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003..........................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002..........................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001..........................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004..........................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003..........................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002..........................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001..........................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003..........................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002..........................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001..........................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2004.......................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003.......................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002.......................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001.......................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004..........................................  4,648,749   $ 9.98   $ 46,373     1.40%        0.00%    14.94%
   2003..........................................  5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002..........................................  5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001..........................................  7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio
   -- Class B
   2004..........................................    896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003..........................................    848,567    12.30     10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type II:                                               Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                             --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2004............................................. 1,746,541   $11.16   $ 19,493     1.40%        0.57%     5.69%
   2003............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003.............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002.............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004.............................................     2,616    10.23         27     1.40%        0.00%     2.26%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   531,510    13.55      7,201     1.40%        5.19%     7.92%
   2003.............................................   653,367    12.55      8,202     1.40%        4.93%    10.13%
   2002.............................................   853,992    11.40      9,736     1.40%        0.88%    15.00%
   2001.............................................   300,934     9.91      2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2004............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2004............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003.............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002.............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001.............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Equity Fund
   2004............................................. 2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003............................................. 3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002............................................. 4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001............................................. 4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets      Expenses as a Investment
                                                   ------------------- % of Average    Income    Total
Type II:                                  Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                ---------- ---------- -------- ------------- ---------- ------
 Money Market Fund
   2004................................  4,901,894   $16.47   $ 80,741     1.40%        0.96%    (0.46)%
   2003................................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002................................ 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001................................ 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2004................................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003................................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002................................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001................................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2004................................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003................................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002................................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001................................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2004................................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003................................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002................................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001................................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003................................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2004................................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003................................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002................................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001................................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2004................................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003................................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002................................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001................................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type II:                                             Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                           ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,481,388   $24.37   $206,729     1.40%        2.11%     7.01%
   2003........................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003...........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003...........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003...........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002...........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001...........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003...........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002...........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001...........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003...........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002...........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001........................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003...........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002...........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001...........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003...........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002...........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001...........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets      Expenses as a Investment
                                                         ------------------- % of Average    Income    Total
Type II:                                        Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                      ---------- ---------- -------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004......................................  5,166,794   $27.79   $143,588     1.40%        0.95%     3.31%
   2003......................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002......................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001...................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003......................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................  1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003......................................  1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002......................................  2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001......................................  2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004......................................  1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003......................................  1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002......................................  1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001......................................  1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Bond Fund/VA
   2004......................................  1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003......................................  2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002......................................  3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001......................................  3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004......................................  1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003......................................  2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002......................................  2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001......................................  3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004......................................  1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003......................................  1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002......................................  2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001......................................  2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004......................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003......................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002......................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001......................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004......................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003......................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002......................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001......................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004.......................................... 1,668,114   $10.45   $17,426     1.40%        2.55%     3.42%
   2003.......................................... 1,121,098    10.10    11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004.......................................... 1,309,764    15.46    20,250     1.40%        1.41%     8.83%
   2003.......................................... 1,458,598    14.21    20,721     1.40%        1.46%    30.48%
   2002.......................................... 1,659,852    10.89    18,076     1.40%        1.07%   (24.13)%
   2001.......................................... 1,905,832    14.35    27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 1,405,859   $ 7.66   $10,775     1.55%        0.44%     4.14%
   2003............................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003...............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   860,149   $10.26   $ 8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2004............................................   731,805     7.65     5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07     5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95     4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95     7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................ 2,126,172    11.55    24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62    25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83    15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85    13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,199,926    12.93    15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92    15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94     7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96     3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   374,357    15.00     5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30     3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................ 1,494,437    10.46    15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07    16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67    14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65    15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    37,240    10.36       386     1.55%        0.00%     3.56%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004........................................  9,382,198   $11.98   $112,398     1.55%        0.34%    13.69%
   2003........................................  8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002........................................  8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001........................................  9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004........................................  3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003........................................  2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002........................................  1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001........................................  1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...........................................  1,967,649   $ 7.25   $ 14,261     1.55%        0.13%     1.53%
   2003...........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002...........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001...........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2004...........................................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003...........................................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002...........................................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001...........................................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Net Assets      Expenses as a Investment
                                                        ------------------- % of Average    Income    Total
Type III:                                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                    ---------- ---------- -------- ------------- ---------- ------
 Real Estate Securities Fund
   2004.....................................  1,826,831   $24.53   $ 44,816     1.55%        6.13%    30.32%
   2003.....................................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2004..................................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2004.....................................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2004.....................................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2004.....................................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2004.....................................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004.....................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.....................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.....................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.....................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2004.....................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.....................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.....................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.....................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2004.....................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.....................................     43,030    12.57        541     1.55%        0.00%    25.66%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,567,290   $11.91   $102,016     1.55%        2.11%     6.85%
   2003........................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2004...........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003...........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003...........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2004...........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003...........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003...........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003...........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003...........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003...........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2004...........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003...........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2004..........................................  2,467,668   $12.20   $ 30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................     19,230    10.87        209     1.55%        2.26%     8.71%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     14,204    10.86        154     1.55%        0.17%     8.57%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................     26,493    11.21        297     1.55%       19.09%    12.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type III:                                          Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                        --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.........................................   599,081   $ 8.52   $ 5,106     1.55%        0.44%     9.41%
   2003.........................................   635,728     7.79     4,952     1.55%        0.44%    19.95%
   2002.........................................   574,565     6.49     3,729     1.55%        0.44%   (22.37)%
   2001.........................................   414,666     8.37     3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................... 1,391,242     9.13    12,708     1.55%        0.00%     4.57%
   2003......................................... 1,909,855     8.74    16,683     1.55%        0.00%    31.37%
   2002.........................................   695,512     6.65     4,625     1.55%        0.00%   (32.86)%
   2001.........................................   422,279     9.90     4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.........................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003.........................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002.........................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001.........................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.........................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003.........................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2004.........................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003.........................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................... 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003......................................... 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002......................................... 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001......................................... 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004.........................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003.........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2004......................................... 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003......................................... 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002......................................... 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001......................................... 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.........................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Bond Fund/VA
   2004......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 3,991,038   $10.94   $43,645     1.55%        0.33%     5.28%
   2003............................................. 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................. 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................. 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004.............................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003.............................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003............................................. 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002............................................. 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001.............................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2004............................................. 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003............................................. 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002............................................. 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001............................................. 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003............................................. 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002............................................. 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001.............................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003.............................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003.............................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002.............................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001.............................................   143,308    10.87     1,558     1.55%        4.24%     5.92%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 5,339,433   $12.48   $66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund. Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 SP William Blair International Growth Portfolio --
   Class II
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2004.............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003.............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003.............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................. 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................. 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................. 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................. 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01    12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type III:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...........................................   826,709   $11.52   $ 9,526     1.55%        1.97%     7.06%
   2003...........................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002...........................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001...........................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...........................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003...........................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002...........................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2004...........................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003...........................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002...........................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...........................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...........................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...........................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...........................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...........................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...........................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2004...........................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...........................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...........................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...........................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...........................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...........................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...........................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...........................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares
   2004...........................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...........................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...........................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001........................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 356,920   $ 7.94   $2,835     1.60%        0.00%    14.71%
   2003............................................... 430,824     6.93    2,984     1.60%        0.00%    40.07%
   2002............................................... 368,144     4.94    1,819     1.60%        0.00%   (27.40)%
   2001............................................... 528,445     6.81    3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................... 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................... 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................... 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003...............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002...............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001...............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003...............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002...............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001...............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   6,164    13.62       84     1.60%        0.00%     3.41%
   2003...............................................   3,490    13.17       46     1.60%        0.00%    31.70%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003...............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002...............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001...............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003...............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2004...............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003...............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................     545    10.62        6     1.60%        0.00%     6.18%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................   190,248   $ 9.53   $ 1,813     1.60%        1.46%     8.03%
   2003............................................   219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002............................................   218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001............................................   397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2004............................................   102,417     7.30       747     1.60%        4.55%     8.17%
   2003............................................    68,122     6.74       459     1.60%        6.47%    18.75%
   2002............................................   100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001............................................   129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................   142,391    11.20     1,594     1.60%        7.21%     8.70%
   2003............................................   399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002............................................   141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001............................................   197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   103,953    12.91     1,342     1.60%        6.83%     8.40%
   2003............................................   356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002............................................   115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001............................................    45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................    32,286    14.98       484     1.60%        0.00%    12.65%
   2003............................................    41,392    13.30       551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................   120,489    10.20     1,229     1.60%        2.86%     3.78%
   2003............................................   126,958     9.83     1,248     1.60%        3.73%    16.09%
   2002............................................   150,830     8.47     1,278     1.60%        4.25%   (10.19)%
   2001............................................   220,652     9.43     2,081     1.60%        4.48%    (5.63)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................ 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................ 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................ 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                             --------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................   708,367   $10.70   $7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75    7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60    6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30    8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................   413,990    11.18    4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21    4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98    2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79    1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   449,962     8.89    4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54    4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01    3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54    5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................    85,828     9.26      795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92      747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34      486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97      932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   165,420     7.04    1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68    1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22    1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79    1,824     1.60%        0.43%   (15.80)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003.............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002.............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003.............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002.............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001.............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003.............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002.............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001.............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003.............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002.............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001.............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................     4,440    11.26       50     1.60%        0.00%    12.63%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004.....................   361,084   $12.64   $ 4,566     1.60%        4.53%     1.77%
   2003.....................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002.....................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001.....................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2004.....................   118,767     9.40     1,116     1.60%        1.31%    14.00%
   2003.....................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002.....................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001.....................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Equity Fund
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type IV:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2004..........................................   291,877   $ 9.53   $ 2,783     1.60%        1.30%     6.44%
   2003..........................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002..........................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001..........................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%
 Value Equity Fund
   2004..........................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003..........................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002..........................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001..........................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004..........................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003..........................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002..........................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001..........................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2004..........................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003..........................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002..........................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001..........................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003..........................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004..........................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003..........................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002.......................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001.......................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2004..........................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003..........................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002..........................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001..........................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004..........................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003..........................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002..........................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001.......................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003..........................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002..........................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001..........................................    96,923     7.79       755     1.60%        0.31%   (23.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type IV:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   105,913   $12.78   $ 1,354     1.60%        5.18%     2.31%
   2003...........................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003...........................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003...........................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Growth Portfolio -- Institutional Shares
   2004...........................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003...........................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002........................................... 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001........................................... 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2004...........................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003...........................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002...........................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001...........................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003...........................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002...........................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001...........................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2004...........................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003...........................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002...........................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001...........................................    48,624     7.53       366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003...........................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002...........................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001........................................... 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
Janus Aspen Series:
 Mid Cap Growth Portfolio -- Service Shares
   2004...........................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003...........................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002...........................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001...........................................    46,629     5.88       274     1.60%        0.00%   (40.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   610,217   $ 8.74   $ 5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004............................................     3,311    10.87        36     1.60%        2.26%     8.68%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004............................................       894    11.21        10     1.60%       19.09%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................    78,182    10.04       785     1.60%        1.26%    27.77%
   2003............................................    53,344     7.86       419     1.60%        2.09%    33.41%
   2002............................................    45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001............................................    41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................    57,158    13.74       785     1.60%        0.00%    11.23%
   2003............................................    30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................    80,597    15.35     1,237     1.60%        0.53%    14.73%
   2003............................................    35,656    13.38       477     1.60%        0.01%    33.77%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type IV:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004........................................... 197,116   $ 9.83   $1,938     1.60%        0.00%    17.87%
   2003........................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002........................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001........................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...........................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...........................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2004........................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003........................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002........................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001........................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...........................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Bond Fund/VA
   2004........................................... 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003........................................... 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002........................................... 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001........................................... 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2004........................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003........................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002........................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001........................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...........................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...........................................  35,817    12.30      440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004........................................... 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003........................................... 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002........................................... 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001...........................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2004........................................... 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003........................................... 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002........................................... 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001........................................... 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004........................................... 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003........................................... 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002........................................... 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001........................................... 140,805     8.84    1,245     1.60%        0.20%   (11.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  28,973   $16.06   $   465     1.60%        0.00%    17.28%
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  25,433    12.09       307     1.60%        3.12%     3.88%
   2003...............................................  31,753    11.64       370     1.60%        2.67%     0.63%
   2002...............................................  21,171    11.56       245     1.60%        3.57%     6.46%
   2001...............................................  23,078    10.86       251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 321,681    12.90     4,149     1.60%        6.62%     7.79%
   2003............................................... 363,833    11.97     4,354     1.60%        7.39%    20.89%
   2002...............................................  87,630     9.90       868     1.60%        8.21%    (2.77)%
   2001...............................................  67,250    10.18       685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................... 164,387   $13.66   $2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund -- Series I shares
   2004...............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003...............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002...............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001...............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2004...............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003...............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002...............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001...............................................      39     6.97        1     0.75%        0.00%   (23.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Government Securities Fund -- Series I
   shares
   2004.............................................     241   $12.27   $    3     0.75%        0.08%     1.79%
   2003.............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001.............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2004.............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003.............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002.............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001.............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2004.............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003.............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002.............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001.............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003.............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002.............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001.............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003.............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002.............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001.............................................     194     7.54        1     0.75%        0.43%   (15.07)%
 VIP Mid Cap Portfolio -- Initial Class
   2004.............................................   2,312    16.18       37     0.75%        0.00%    23.98%
   2003.............................................   4,695    13.05       61     0.75%        0.41%    37.60%
   2002.............................................   3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.............................................   2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................     932     8.81        8     0.75%        1.12%    12.78%
   2003.............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002.............................................     586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   2,654    12.96       34     0.75%        4.53%     2.64%
   2003.............................................   3,144    12.63       40     0.75%        3.51%     2.82%
   2002.............................................   3,525    12.28       43     0.75%        3.97%     9.06%
   2001.............................................   3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003.............................................     185     7.19        1     0.75%        1.83%    36.87%
   2002.............................................   1,579     5.25        8     0.75%        0.95%   (24.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                                 --------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................................     3,755   $14.33   $   54     0.75%        1.04%    15.15%
   2003................................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002................................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001................................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2004................................................ 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................................ 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................................ 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................................ 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2004................................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003................................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002................................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001................................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2004................................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003................................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002................................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001................................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2004................................................    20,658     8.60      178     0.75%        1.59%     9.63%
   2003................................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002................................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001................................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2004................................................     2,807    11.36       32     0.75%        1.85%     7.38%
   2003................................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002................................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2004................................................     5,947     9.51       57     0.75%        1.30%     7.36%
   2003................................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002................................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001................................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................       392     7.84        3     0.75%        0.24%    17.34%
   2003................................................       410     6.68        3     0.75%        0.47%    19.63%
   2002................................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001................................................       649     6.67        4     0.75%        0.39%   (22.26)%
 Core Equity Portfolio -- Institutional Shares
   2004................................................       674     9.23        6     0.75%        0.13%    12.59%
   2003................................................       360     8.20        3     0.75%        0.17%    22.18%
   2002................................................       332     6.71        2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27        2     0.75%        0.59%   (12.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type V:                                                  Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...............................................       940   $13.29   $    12     0.75%        5.18%     3.19%
   2003...............................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002...............................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001...............................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional
   Shares
   2004...............................................     3,162     7.45        24     0.75%        0.89%    18.06%
   2003...............................................       430     6.31         3     0.75%        1.21%    33.90%
   2002...............................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001...............................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type VI:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004........................................... 2,271,549   $ 5.77   $13,097     1.50%        0.00%     6.72%
   2003........................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002........................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001........................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003...........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002...........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001...........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...........................................    61,807    13.18       815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003...........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2004...........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003...........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2004...........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003...........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002...........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001...........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003...........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003...........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2004...........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003...........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...........................................     2,802    10.63        30     1.50%        0.00%     6.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,327,126   $11.95   $15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003............................................ 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002............................................ 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001............................................ 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003............................................ 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002............................................ 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003............................................ 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002............................................ 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001............................................ 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003............................................ 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002............................................ 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001............................................ 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    20,713    11.27       233     1.50%        0.00%    12.70%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004..............................................     1,220   $14.55   $    18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2004.............................................. 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003.............................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002.............................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001.............................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2004.............................................. 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003.............................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002.............................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001..............................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2004..............................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003..............................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2004.............................................. 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003.............................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002.............................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001.............................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2004.............................................. 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003.............................................. 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002.............................................. 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..............................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2004.............................................. 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003..............................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2004.............................................. 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003.............................................. 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.............................................. 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..............................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2004.......................................... 1,309,833   $ 9.56   $12,521     1.50%        1.28%     7.93%
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 1,951,656   $ 5.72   $11,167     1.50%        0.87%     2.96%
   2003.......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002.......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001.......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004..........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003..........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002..........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2004..........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003..........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2004..........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003..........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002..........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2004..........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2004..........................................       449    13.36         6     1.50%        0.00%     7.85%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    30,059    11.21       337     1.50%       19.09%    12.13%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004.......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003.......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002.......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001.......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003.......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002.......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001..........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................ 1,867,578   $ 7.73   $14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................ 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................ 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................ 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................ 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   361,665   $15.72   $ 5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
 Jennison Portfolio -- Class II Shares
   2004.............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
Rydex Variable Trust:
 OTC Fund
   2004............................................. 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003.............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio --
   Class B Shares
   2004...............................................        39   $14.97   $     1     1.50%        0.00%    (0.04)%
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s   Net Assets     Ratio     Return
---------                                           --------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2004............................................     4,986   $10.54   $   53     1.70%        0.00%     5.37%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................   952,418     5.71    5,441     1.70%        0.00%     6.50%
   2003............................................ 1,076,259     5.36    5,773     1.70%        0.00%    21.27%
   2002............................................ 1,159,015     4.42    5,123     1.70%        0.00%   (32.02)%
   2001............................................   813,964     6.51    5,299     1.70%        0.00%   (18.81)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004............................................   185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................   196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................   134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................    62,503     7.42      464     1.70%        0.00%   (14.35)%
 AllianceBernstein Technology Portfolio -- Class B
   2004............................................    24,392    13.94      340     1.70%        0.00%     3.30%
   2003............................................    10,640    13.50      144     1.70%        0.00%    41.35%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004............................................   118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................   137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................   146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................   127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................   132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................       208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2004............................................    87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................    61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................     3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................       378    10.61        4     1.70%        0.00%     6.11%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   674,150    11.84    7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93    7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13    3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16    1,318     1.70%        4.03%    (0.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   327,625   $14.96   $ 4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003............................................ 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    19,598    11.25       221     1.70%        0.00%    12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2004............................................ 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003............................................ 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VII:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2004.......................................... 1,359,548   $10.25   $13,941     1.70%        0.96%    (0.76)%
   2003.......................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.......................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..........................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2004.......................................... 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.......................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..........................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..........................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2004..........................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..........................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2004.......................................... 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.......................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.......................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.......................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2004..........................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003..........................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002..........................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001..........................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2004.......................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003..........................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2004.......................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003.......................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002..........................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001..........................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2004..........................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003..........................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002..........................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001..........................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003..........................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003.......................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002.......................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001..........................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VII:                                          Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                         ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 500,456   $ 7.34   $3,675     1.70%        0.03%    15.96%
   2003.......................................... 537,768     6.33    3,405     1.70%        0.24%    18.19%
   2002.......................................... 425,478     5.36    2,281     1.70%        0.31%   (17.36)%
   2001.......................................... 362,926     6.48    2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................  95,439     8.45      807     1.70%        0.00%    12.28%
   2003.......................................... 100,391     7.53      756     1.70%        0.00%    24.05%
   2002.......................................... 101,020     6.07      613     1.70%        0.00%   (30.75)%
   2001.......................................... 103,526     8.76      907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2004.......................................... 256,228     3.39      868     1.70%        0.00%    (1.14)%
   2003.......................................... 467,996     3.43    1,604     1.70%        0.00%    43.99%
   2002.......................................... 318,267     2.38      757     1.70%        0.00%   (41.94)%
   2001.......................................... 185,853     4.10      762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2004.......................................... 487,411     5.86    2,854     1.70%        0.00%     2.43%
   2003.......................................... 585,098     5.72    3,345     1.70%        0.00%    29.26%
   2002.......................................... 609,116     4.42    2,692     1.70%        0.00%   (27.97)%
   2001.......................................... 521,222     6.14    3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 544,891     6.86    3,736     1.70%        0.86%    16.67%
   2003.......................................... 593,422     5.88    3,487     1.70%        1.16%    32.25%
   2002.......................................... 447,171     4.44    1,985     1.70%        0.90%   (27.02)%
   2001.......................................... 264,963     6.09    1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 484,273     4.37    2,118     1.70%        0.00%    18.43%
   2003.......................................... 488,442     3.69    1,804     1.70%        0.00%    32.48%
   2002.......................................... 458,916     2.79    1,280     1.70%        0.00%   (29.34)%
   2001.......................................... 386,562     3.95    1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 658,083     5.67    3,731     1.70%        0.87%     2.75%
   2003.......................................... 831,929     5.52    4,590     1.70%        0.83%    21.58%
   2002.......................................... 844,883     4.54    3,836     1.70%        0.61%   (26.97)%
   2001.......................................... 629,158     6.21    3,907     1.70%        0.12%   (23.94)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................  21,959    11.20      246     1.70%       19.09%    11.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 595,693   $ 6.09   $3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265     5.68    4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645     4.71    2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541     6.64    2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 1,576,650   $10.17   $16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................. 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................. 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001.............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003.............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003.............................................     2,027    12.31        25     1.70%        0.00%    23.14%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type VII:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.........................................    524,995   $ 3.58   $  1,880     1.70%        0.00%     7.49%
   2003.........................................    825,009     3.33      2,748     1.70%        0.00%    42.95%
   2002.........................................    329,408     2.33        768     1.70%        0.00%   (39.89)%
   2001.........................................    239,875     3.88        931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund --
   Class II
   2004.........................................    216,563    13.72      2,971     1.70%        0.22%     6.24%
   2003.........................................    112,510    12.91      1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.........................................  1,231,035    11.92     14,676     1.70%        0.64%    15.43%
   2003.........................................    667,800    10.33      6,897     1.70%        0.38%    28.55%
   2002.........................................    130,719     8.03      1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2004.........................................    179,786     9.51      1,710     1.70%        0.00%     4.96%
   2003.........................................    162,892     9.06      1,476     1.70%        0.00%    24.88%
   2002.........................................     28,218     7.25        205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2004......................................... 11,448,155    11.62    133,002     1.50%        1.85%     6.57%
   2003.........................................  4,540,351    10.90     49,490     1.50%        1.69%    18.48%
   2002.........................................    616,931     9.20      5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.........................................    583,088    14.10      8,221     1.45%        0.00%     9.23%
   2003.........................................    197,609    12.91      2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004.........................................    123,237    12.90      1,589     1.45%        0.00%     5.08%
   2003.........................................     56,467    12.27        693     1.45%        0.00%    22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004.........................................      4,910    10.63         52     1.45%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004.........................................     65,462    12.29        805     1.45%        0.44%     4.24%
   2003.........................................     38,071    11.79        449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 1,164,217   $13.48   $15,695     1.45%        0.74%    9.61%
   2003...............................................   564,218    12.30     6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,495    10.54       121     1.45%        0.00%    5.40%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...............................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...............................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.
 VP Ultra Fund -- Class I
   2004...............................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2004...............................................     1,208    14.00        17     1.45%        0.00%   12.68%
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...............................................        98    14.24         1     1.45%        0.39%   12.82%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...............................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2004...............................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...............................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003...............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003...............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003...............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004.............................................    35,327   $11.82   $   418     1.45%        0.00%   (0.19)%
   2003.............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................. 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003.............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003.............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003.............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003.............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004.............................................        97    12.79         1     1.45%        0.55%    6.37%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.............................................       381    15.33         6     1.45%        1.16%   16.81%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003.............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2004.............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003.............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2004............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003.............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2004............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003.............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2004.............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003.............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2004............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003.............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%
 Small-Cap Value Equity Fund
   2004.............................................   689,460    14.56    10,037     1.45%        6.53%   13.48%
   2003.............................................   333,700    12.83     4,281     1.45%        0.08%   28.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income   Total
Type IX:                                            Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004.......................................... 5,993,939   $12.19   $73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2004..........................................   544,736    12.52     6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2004..........................................   315,289    12.81     4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   132,447    13.48     1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..........................................   792,568    11.66     9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   167,326    13.55     2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2004..........................................   219,326    15.86     3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2004..........................................     1,580    10.29        16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2004..........................................        62    14.69         1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2004..........................................        96    16.52         2     1.45%        0.00%   25.33%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................    66,522    10.88       724     1.45%        2.26%    8.78%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    26,783    11.22       300     1.45%       19.09%   12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003..........................................   164,342    11.47     1,885     1.45%        0.00%   14.69%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................   187,963   $12.79   $ 2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Total Return Series -- Service Class Shares
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004...............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003...............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003...............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003...............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................   475,092   $10.66   $ 5,064     1.45%        4.15%    6.01%
   2003............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................ 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................ 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2004............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003............................................    10,293    12.13       125     1.45%        0.00%   21.28%
Rydex Variable Trust:
 OTC Fund
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Scudder Variable Series II
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004............................................     2,894    10.62        31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................     4,408    10.10        45     1.85%        0.44%    1.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................  50,807   $10.50   $  534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   1,392    10.35       14     1.85%        0.00%    3.52%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,660     9.90       16     1.85%        0.00%   (0.98)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2004...............................................  27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   5,105    10.60       54     1.85%        0.00%    6.00%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  93,674    10.78    1,010     1.85%        0.00%    7.79%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................    60,203   $11.05   $   665     1.85%        1.04%   10.52%
 Money Market Fund
   2004...............................................    38,012     9.92       377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2004...............................................    41,730    10.29       429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2004...............................................    35,170    12.42       437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2004...............................................    92,137    10.47       965     1.85%        1.59%    4.72%
 Small-Cap Value Equity Fund
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................    15,604    10.85       169     1.85%        2.26%    8.49%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................     2,062    10.83        22     1.85%        0.17%    8.35%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................     8,814    11.19        99     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  16,456   $12.07   $  199     1.85%        1.26%   20.65%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%
 Jennison Portfolio -- Class II Shares
   2004...............................................     321    10.35        3     1.85%        0.06%    3.53%
Rydex Variable Trust:
 OTC Fund
   2004...............................................   7,821    10.52       82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  10,559    10.01      106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  64,668    10.95      708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   5,205    10.22       53     1.85%        0.00%    2.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XI:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    42,247   $10.76   $   455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     6,317    10.62        67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     8,908    10.66        95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    27,125    10.81       293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,345    10.53        46     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................    11,112    10.91       121     1.85%        0.00%    9.15%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................    12,116    10.67       129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   214,116    10.33     2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    17,355    10.97       190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................    16,001    10.43       167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    29,081    12.20       355     1.85%        0.00%   22.04%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    40,814    10.23       418     1.85%        4.53%    2.30%
 Mid-Cap Equity Fund
   2004...............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2004...............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2004...............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2004............................................... 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................     3,798    10.58        40     1.85%        0.00%    5.79%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XI:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 128,105   $10.76   $1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2004.................................................  21,993    11.35      250     1.85%        0.86%   13.54%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,334    11.19       15     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................   2,119    10.85       23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  13,398    10.61      142     1.85%        0.00%    6.12%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  32,887    11.25      370     1.85%        0.00%   12.55%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................. 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004.................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................. 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.................................................   8,999    10.65       96     1.85%        0.22%    6.46%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................  15,109    11.32      171     1.85%        0.64%   13.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XII:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                              --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    10,413   $10.76   $   112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................        18    10.62         1     1.95%        0.62%    6.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     5,648    10.65        60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    12,931    10.81       140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,595    10.53        48     1.95%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................     3,602    10.91        39     1.95%        0.00%    9.07%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................     3,057    10.67        33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    91,441    10.33       944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    15,898    10.97       174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................       384    10.42         4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    16,419    12.20       200     1.95%        0.00%   21.96%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2004...............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2004...............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2004...............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2004............................................... 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    11,344    10.57       120     1.95%        0.00%    5.72%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XII:                                                 Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                 ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................. 14,502   $10.75   $156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2004..................................................  6,949    11.35     79     1.95%        0.86%   13.46%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004..................................................  3,813    10.84     41     1.95%        2.26%    8.41%
 Merrill Lynch Value Opportunities V.I. Fund -- Class III
   Shares
   2004..................................................  2,498    11.18     28     1.95%       19.09%   11.79%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004..................................................    627    10.84      7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class Shares
   2004..................................................  1,785    10.60     19     1.95%        0.00%    6.04%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................. 18,129    11.25    204     1.95%        0.00%   12.47%
 Nations Marsico International Opportunities Portfolio
   2004.................................................. 39,132    10.97    429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................. 47,184    10.91    515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004..................................................  8,840    11.77    104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 10,569    10.80    114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004..................................................  9,496    10.65    101     1.95%        4.15%    6.52%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 64,017    10.31    660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004..................................................    836    10.90      9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  5,016    10.64     53     1.95%        0.22%    6.39%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 16,006    11.32    181     1.95%        0.64%   13.16%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 17,323   $10.41   $180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  7,209    10.06     73     2.10%        0.00%    0.58%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  7,049    10.33     73     2.10%        0.00%    3.28%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2004...............................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
Federated Insurance Series:
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 13,988    10.94    153     2.10%        0.19%    9.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 12,814    10.55    135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................    249    10.07      3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  3,921     9.57     38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................  4,543    11.57     53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    455    11.22      5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  6,209    10.02     62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2004...............................................  8,064    11.03     89     2.10%        1.04%   10.27%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                               ------- ---------- ------ ------------- ---------- ------
 Money Market Fund
   2004.................................................   2,870   $ 9.90   $   28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2004.................................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2004.................................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2004.................................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2004.................................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2004................................................. 260,913    10.35    2,701     2.10%        1.85%    3.51%
 Value Equity Fund
   2004.................................................     238    10.46        2     2.10%        1.28%    4.64%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  12,181     9.99      122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................   3,089    10.42       32     2.10%        2.25%    4.18%
 International Growth Portfolio -- Service Shares
   2004.................................................  12,609    10.95      138     2.10%        0.86%    9.50%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................      99    10.83        1     2.10%        2.26%    8.30%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,130    11.17       13     2.10%       19.09%   11.67%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................     238    10.58        3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................   3,723     9.68       36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  19,041    10.94      208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  10,725    10.70      115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................     605    10.90        7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  11,911    10.15      121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004.................................................  12,740    11.04      141     2.10%        1.10%   10.43%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004..................................................  5,474   $10.32   $ 56     2.10%        0.69%    3.18%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004..................................................    298    10.90      3     2.10%        0.00%    8.96%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..................................................     79    10.65      1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................. 28,249    10.32    291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2004..................................................    556    10.95      6     2.10%        1.35%    9.55%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIV:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,967   $10.41   $   52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   7,762    12.18       95     2.10%        0.00%   21.83%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2004...............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2004...............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2004...............................................   1,690    11.05       19     2.10%        6.53%   10.49%
 Total Return Fund
   2004............................................... 924,096    10.64    9,831     2.10%        1.85%    6.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     476    10.56        5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  20,112    10.74      216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................   1,128    10.59       12     2.10%        0.00%    5.93%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  12,403    11.24      139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  23,413    10.96      257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  29,108    10.90      317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   4,778    11.76       56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   6,209    10.79       67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,215    10.64       55     2.10%        4.15%    6.41%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  32,298    10.30      333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     376    10.89        4     2.10%        0.06%    8.94%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  20,331    11.30      230     2.10%        0.64%   13.04%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.................................................  11,143   $10.74   $  120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2004.................................................   3,295    10.62       35     2.20%        0.62%    6.19%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................   4,874    10.79       53     2.20%        0.74%    7.88%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004.................................................   2,543    10.65       27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................  35,661    10.31      368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.................................................   8,643    10.95       95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2004.................................................   3,892    10.40       40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.................................................   8,856    12.17      108     2.20%        0.00%   21.75%
GE Investments Funds, Inc.:
 Income Fund
   2004.................................................     484    10.21        5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2004.................................................   3,551    11.43       41     2.20%        1.04%   14.31%
 Money Market Fund
   2004.................................................  31,741     9.93      315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2004.................................................   2,399    11.04       26     2.20%        6.53%   10.41%
 Total Return Fund
   2004................................................. 493,492    10.63    5,246     2.20%        1.85%    6.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................   6,108    10.55       64     2.20%        0.00%    5.54%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2004.................................................   7,684    11.33       87     2.20%        0.86%   13.27%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   1,423    10.82       15     2.20%        2.26%    8.23%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................     541    11.16        6     2.20%       19.09%   11.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  3,402   $10.59   $ 36     2.20%        0.00%    5.86%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................ 10,915    11.23    123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2004................................................ 18,027    10.95    197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................ 54,629    10.89    595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004................................................  3,172    11.75     37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004................................................  5,298    10.78     57     2.20%        6.62%    7.82%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 46,520    10.29    479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004................................................  2,403    10.89     26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004................................................  4,173    10.62     44     2.20%        0.22%    6.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004................................................ 14,516    10.06    146     2.00%        2.99%    0.56%
GE Investments Funds, Inc.:
 Total Return Fund
   2004................................................ 12,068    10.36    125     2.00%        1.85%    3.60%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................    289    10.65      3     2.00%        0.44%    6.46%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................     214   $10.80   $    2     2.00%        0.74%    8.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................     281    10.90        3     2.00%        0.00%    9.04%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Money Market Fund
   2004...............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Total Return Fund
   2004............................................... 118,802    10.65    1,265     2.00%        1.85%    6.45%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................   1,848    10.75       20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................     121    10.60        1     2.00%        0.00%    6.01%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2004...............................................   2,863    10.97       31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  26,364    10.91      288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   1,653    11.77       19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   1,433    10.80       15     2.00%        6.62%    7.97%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................    239   $10.65   $  3     2.00%        4.15%    6.49%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%

Type XVIII:
-----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  3,795    10.32     39     2.10%        0.00%    3.17%
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 54,290    10.64    578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  3,651    10.74     39     2.10%        2.25%    7.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  3,610    10.90     39     2.10%        0.00%    9.01%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

--------
(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

--------
(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

  (b) Exhibits

(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account 4. Previously filed on September 30, 1998 with Post-Effective
            Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
            033-76334.

   (a)(i)   Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of
            Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between The Life Insurance Company of
            Virginia and Capital Brokerage Corporation. Previously filed on September 16, 2002 with Post-
            Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

   (b)      Dealer Sales Agreement dated December 1, 2001. Previously filed on September 16, 2002 with
            Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(4)(a)      Form of Contract.

   (a)(i)   Contract Form P1143 4/94. Previously filed on September 30, 1998 with Post-Effective
            Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
            033-76334.

   (a)(ii)  Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective
            Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
            033-76334.

   (b)      Endorsements to Contract.

   (b)(i)   IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (b)(ii)  Pension Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (b)(iii) Section 403(b) Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment
            No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (b)(iv)  Guaranteed Minimum Death Benefit Rider. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
            033-76334.

   (b)(v)   Optional Death Benefit at Death of Annuitant Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.


   (b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July 17, 1998 with Post-
             Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

   (b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

   (b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September 1, 2000 with Post-
             Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-31172.

   (b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

   (b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

   (b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on February 28, 2001 with Post-
             Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

   (b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-62695.

   (b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00. Previously filed on
             February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-62695.

   (b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on April 30, 2001 with
             Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

(5)(a)       Form of Application. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(6)(a)       Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
             Previously filed on April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 033-76334.

(6)(b)       Amended and Restated By-Laws of GE Life and Annuity Assurance Company. Previously filed on April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

(7)          Reinsurance Agreements. Previously filed on April 30, 2004 with Post Effective Amendment
             No. 26 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-76334.

(8)(a)       Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
             Corporation, and The Life Insurance Company of Virginia. Previously filed on September 30,
             1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

    (a)(i)   Amendment to Participation Agreement Referencing Contract Form Numbers. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 033-76334.

    (a)(ii)  Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity
             Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on
             September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 033-76334.
    (a)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
             Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on
             September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 033-76334.
    (a)(iv)  Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
             Corporation and GE Life and Annuity Assurance Company. Previously filed on September 30,
             1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.
    (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
             Corporation, and GE Life and Annuity Assurance Company. Previously filed with Post-
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.
    (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and GE Life and Annuity Assurance Company. Previously filed with
             Pre-Effective 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-
             31172.
    (c)      Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
             Corporation and The Life Insurance Company of Virginia. Previously filed on September 30,
             1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.
    (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE
             Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (d)      Participation Agreement between Janus Capital Corporation and GE Life and Annuity
             Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
             GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (e)      Participation Agreement between Insurance Management Series, Federated Securities
             Corporation, and The Life Insurance Company of Virginia. Previously filed on September 30,
             1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.
    (e)(i)   Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective 1 to
             Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (f)      Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc.,
             and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with
             Post-Effective Amendment No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-17428.
    (f)(i)   Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed on
             December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-96513.
    (g)      Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
             Company of Virginia. Previously filed on March 24, 1997 with Post-Effective Amendment
             No. 6 to Form N-4 for GE Life & Annuity Separate 4, registration No. 033-76334.

    (g)(i)  Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE
            Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective 1 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (h)     Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance
            Company of Virginia. Previously filed on March 24, 1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate 4, Registration No. 033-76334.
    (i)     Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (j)     Participation Agreement between Salomon Brothers Variable Series Funds and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (k)     Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity
            Assurance Company. Previously filed on December 18, 1998 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.
    (k)(i)  Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-62695.
    (k)(ii) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 033-76334.
    (l)     Fund Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc.
            and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment
            No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (m)     Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (n)     Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (o)     Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and
            Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.
    (p)     Participation Agreement between Franklin Templeton Variable Insurance Products Trust,
            Franklin Templeton Distributors, Inc., GE Life and Annuity Assurance Company and Capital
            Brokerage Corporation. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.
 (9)        Opinion of Counsel. Filed herewith.
(10)        Other Opinions. Filed herewith.
(11)        Not Applicable.
(12)        Not Applicable.
(13)        Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with
            Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

Item 25.  Directors and Officers of GE Life and Annuity Assurance Company


Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(3)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

Brian W. Haynes.......... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John E. Karaffa.......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is Genworth Financial Inc., 6630 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is Genworth Financial Inc., 6620 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is Genworth Financial Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company



   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.


Item 27.  Number of Contractowners


   As of April 14, 2005 there were 20,287 owners of Qualified Contracts and 34,467 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

      (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

      (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

      (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

      (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

      (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public contract as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public contract as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.


   (b)


        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven.... 6610 W. Broad St.        Director, President and Chief Executive
                      Richmond, VA 23230       Officer
Geoffrey S. Stiff.... 6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
J. Kevin Helmintoller 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 200 N. Martingale Rd.    Vice President
                      Schaumburg, IL 60173
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter       Commissions    on Redemption  Commissions Compensation
    ---------------------     ---------------- -------------- ----------- -------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     8.0%    $83.3 million




Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services


   Not Applicable.


Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.


  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.



   GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.



  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940


   GE Life and Annuity Assurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and GE Life

& Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.


  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS


   GE Life and Annuity Assurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2005.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff

                                                   Senior Vice President

                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                   Date
            ----                           -----                   ----

               *               Chairperson of the Board,      April 25, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

               *               Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       April 25, 2005
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 25, 2005
-----------------------------    President
      Geoffrey S. Stiff

               *               Director and Senior Vice       April 25, 2005
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         April 25, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

               *               Senior Vice President and      April 25, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

            Name                           Title                   Date
            ----                           -----                   ----

               *               Vice President and Controller  April 25, 2005
-----------------------------
       John E. Karaffa



*By:     /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney April 25, 2005
     --------------------------  executed on March 15, 2005.
         Geoffrey S. Stiff